                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09491

                   USAllianz Variable Insurance Products Trust
               (Exact name of registrant as specified in charter)

               5701 Golden Hills Dr., Minneapolis, MN 55416-1297
               (Address of principal executive offices) (Zip code)

        BISYS Fund Services, Inc., 3435 Stelzer Rd., Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

                                                                         FAIR
          SHARES                                                        VALUE
          ------                                                     -----------
COMMON STOCKS  (98.9%):
Banking/Financial Services (15.6%):
   130,800 Bank of New York Company, Inc.                            $ 3,846,828
    99,300 Citigroup, Inc.                                             4,520,136
    90,400 Fannie Mae                                                  4,051,728
   118,800 H&R Block, Inc.                                             2,848,824
   147,208 JPMorgan Chase & Co.                                        4,994,767
    60,500 Merrill Lynch & Company, Inc.                               3,711,675
    69,600 Morgan Stanley                                              3,754,224
                                                                     -----------
                                                                      27,728,182
                                                                     -----------
Building Products (2.0%):
    69,400 Cemex SA de CV, ADR @                                       3,629,620
                                                                     -----------
Electronics (5.7%):
   213,250 Computer Associates International, Inc.                     5,930,483
    72,950 Novellus Systems, Inc.                                      1,829,586
    85,750 Philips Electronics NV @                                    2,287,810
                                                                     -----------
                                                                      10,047,879
                                                                     -----------
Health Care (16.8%):
   121,550 Cardinal Health, Inc. @                                     7,711,131
    73,200 HCA, Inc.                                                   3,507,744
   118,500 McKesson Corp.                                              5,622,825
    76,464 Sanofi-Aventis                                              6,324,932
   115,700 UnitedHealth Group, Inc.                                    6,502,340
                                                                     -----------
                                                                      29,668,972
                                                                     -----------
Insurance (6.4%):
    84,050 ACE, Ltd.                                                   3,956,234
   110,700 Genworth Financial, Inc., Class A                           3,568,968
    29,600 MGIC Investment Corp.                                       1,900,320
    37,850 Radian Group, Inc.                                          2,009,835
                                                                     -----------
                                                                      11,435,357
                                                                     -----------
Manufacturing (12.8%):
    92,950 American Standard Companies,                                4,326,823
           Inc.
    57,600 Honeywell International, Inc.                               2,160,000
    24,600 Lexmark International, Inc., Class A * @                    1,501,830
   104,200 Masco Corp. @                                               3,196,856
    48,300 Mattel, Inc.                                                  805,644
    27,400 Parker Hannifin Corp.                                       1,762,094
   222,850 Tyco International, Ltd.                                    6,206,372
    39,400 Unilever NV                                                 2,802,320
                                                                     -----------
                                                                      22,761,939
                                                                     -----------
Oil/Gas (9.1%):
    28,200 ENSCO International, Inc. @                                 1,313,838
   108,000 Halliburton Co.                                             7,400,160

       71,200 Transocean, Inc. *                                       4,365,272
       45,500 Weatherford International, Ltd. * @                      3,124,030
                                                                    ------------
                                                                      16,203,300
                                                                    ------------
Pharmaceuticals (4.2%):
      156,900 Pfizer, Inc.                                             3,917,793
       76,800 Wyeth                                                    3,553,536
                                                                    ------------
                                                                       7,471,329
                                                                    ------------
Retail/Wholesale (8.2%):
      154,150 Gap, Inc.                                                2,686,835
      176,850 Kroger Co. *                                             3,641,341
       41,800 Molson Coors Brewing Co., Class B @                      2,675,618
       92,700 Safeway, Inc.                                            2,373,120
       61,100 Target Corp.                                             3,172,923
                                                                    ------------
                                                                      14,549,837
                                                                    ------------
Services (16.1%):
      178,750 Cendant Corp.                                            3,689,400
      138,100 Ceridian Corp. *                                         2,865,575
      128,600 First Data Corp.                                         5,144,000
      313,250 Interpublic Group of Companies, Inc. * @                 3,646,230
       56,000 Omnicom Group, Inc.                                      4,683,280
      165,100 Waste Management, Inc.                                   4,723,511
       85,400 Waters Corp. *                                           3,552,640
                                                                    ------------
                                                                      28,304,636
                                                                    ------------
Travel/Entertainment (2.0%):
      147,600 Walt Disney Co.                                          3,561,588
                                                                    ------------
TOTAL COMMON STOCKS (COST $149,080,970)                              175,362,639
                                                                    ------------
DEPOSIT ACCOUNT (2.0%):
    3,630,836 NTRS London Deposit Account                              3,630,836
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $3,630,836)                                3,630,836
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (9.2%):
   16,341,968 Northern Trust Liquid Institutional                     16,341,968
              Asset Portfolio                                       ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $16,341,968)            16,341,968
                                                                    ------------
TOTAL INVESTMENTS (COST $169,053,774) (a) - 110.1%                  $195,335,443
                                                                    ============

----------
Percentages noted above are based on net assets as of September 30, 2005.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2005.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $31,212,930
Unrealized depreciation        (5,081,333)
                              -----------
Net unrealized appreciation   $26,131,597
                              ===========

The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       85.7%
Bermuda              3.5%
France               3.5%
Netherlands          2.9%
Cayman Islands       2.4%
Mexico               2.0%
                   -----
                   100.0%
                   =====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

                                                                        FAIR
          SHARES                                                        VALUE
          ------                                                     -----------
COMMON STOCKS (91.3%):
Airlines (0.3%):
       63,000 Singapore Airlines, Ltd.                               $   433,236
                                                                     -----------
Automobiles (4.3%):
        9,700 Hyundai Motor Co.                                          758,385
       51,500 Nissan Motor Company, Ltd.                                 591,120
          760 Porsche AG @                                               582,781
       38,100 Toyota Motor Corp.                                       1,758,426
       22,050 Volvo AB, B Shares                                         961,284
       41,500 Yamaha Motor Company, Ltd.                                 862,249
                                                                     -----------
                                                                       5,514,245
                                                                     -----------
Banking/Financial Services (13.1%):
       36,855 Allied Irish Banks                                         784,284
      159,503 Anglo Irish Bank Corp., plc                              2,171,923
      121,029 Banca Intesa SpA                                           564,055
       88,979 Banco Santander Central Hispano SA                       1,169,529
       29,137 BNP Paribas SA                                           2,215,739
       90,000 DBS Group Holdings, Ltd.                                   841,579
       17,750 EFG Eurobank Ergasias                                      551,214
       16,000 HDFC Bank, Ltd.                                            819,200
       17,407 KBC Bankverzekeringsholding                              1,410,286
        3,800 ORIX Corp.                                                 690,219
       40,100 OTP Bank Rt.                                             1,578,325
       13,467 Societe Generale                                         1,538,419
       61,672 Standard Bank Group, Ltd.                                  679,545
       22,628 UBS AG, Registered Shares                                1,925,004
                                                                     -----------
                                                                      16,939,321
                                                                     -----------
Beverages (3.3%):
       74,600 Coca-Cola Amatil, Ltd. @                                   450,284
       26,300 Companhia de Bebidas das                                   977,834
              Americas, ADR @
       35,035 InBev NV                                                 1,386,383
        7,901 Pernod-Richard SA @                                      1,396,086
                                                                     -----------
                                                                       4,210,587
                                                                     -----------
Chemicals (2.7%):
       22,700 DSM NV                                                     892,184
        6,000 Henkel KGaA                                                545,909
       19,322 Syngenta AG @                                            2,024,682
                                                                     -----------
                                                                       3,462,775
                                                                     -----------
Computers (2.4%):
      202,804 Hon Hai Precision Industry                                 947,416
              Company, Ltd.
       28,300 Infosys Technologies, Ltd., ADR @                        2,102,124
                                                                     -----------
                                                                       3,049,540
                                                                     -----------
Construction (4.8%):

      31,857 ACS Actividades Construccion y Servicios SA                 928,824
      25,257 Bouygues SA @                                             1,174,418
      63,000 Daiwa House Industry Company, Ltd.                          828,225
     131,000 Sekisui Chemical Company, Ltd.                              933,995
      26,985 Vinci SA * @                                              2,325,040
                                                                      ----------
                                                                       6,190,502
                                                                      ----------
Electronics (6.8%):
      10,600 Canon, Inc.                                                 574,787
      16,200 FANUC, Ltd.                                               1,313,580
      13,900 Hoya Corp.                                                  464,351
      41,700 Hoya Corp., When Issued *                                 1,418,168
       4,700 Keyence Corp.                                             1,186,431
      50,800 LG Philips LCD Company, Ltd., ADR * @                     1,044,448
       7,700 Nidec Corp., When Issued                                    458,730
      22,700 OMRON Corp.                                                 554,630
       1,960 Samsung Electronics Company, Ltd.                         1,110,127
      73,660 Taiwan Semiconductor Manufacturing Company, Ltd., ADR       605,485
                                                                      ----------
                                                                       8,730,737
                                                                      ----------
Health Care (2.4%):
      13,368 Roche Holding AG                                          1,858,517
      14,534 Sanofi-Aventis                                            1,202,220
                                                                      ----------
                                                                       3,060,737
                                                                      ----------
Insurance (4.0%):
      98,701 Aviva plc                                                 1,084,036
      22,000 Axa                                                         604,567
      31,763 Manulife Financial Corp.                                  1,694,463
     194,000 Ping An Insurance (Group) Company of China, Ltd.            339,265
      25,075 Power Corporation of Canada                                 686,963
      53,500 QBE Insurance Group, Ltd. @                                 765,025
                                                                      ----------
                                                                       5,174,319
                                                                      ----------
Manufacturing (8.9%):
       8,628 Continental AG @                                            708,627
       5,400 CRH plc                                                     146,476
      33,208 CRH plc                                                     900,407
      17,600 Daewoo Shipbuilding & Marine                                397,904
             Engineering Company, Ltd.
      47,700 JSR Corp. @                                                 994,003
      12,671 MAN AG @                                                    649,888
       7,700 Nidec Corp. *                                               457,251
      14,900 Nitto Denko Corp.                                           840,936
       4,426 Puma AG Rudolf Dassler Sport                              1,197,639
      54,682 Reckitt Benckiser plc                                     1,667,447
   2,046,000 Shanghai Electric Group Company, Ltd. *                     692,364
       4,700 SMC Corp.                                                   629,518
      28,800 Suzuki Motor Corp.                                          535,744
      27,100 Takeda Chemical Industries, Ltd.                          1,616,704
                                                                      ----------
                                                                      11,434,908
                                                                      ----------
Media (2.1%):
      88,152 Mediaset SpA                                              1,043,619

      49,665 Vivendi Universal SA                                      1,622,689
                                                                      ----------
                                                                       2,666,308
                                                                      ----------
Metals/Mining  (1.6%):
     117,270 BHP Billiton plc @                                        2,001,898
                                                                      ----------
Oil/Gas (8.5%):
      50,500 BP plc                                                      596,997
      25,000 Canadian Natural Resources, Ltd.                          1,129,324
      23,200 Encana Corp.                                              1,354,431
      86,300 Eni SpA                                                   2,556,905
      29,540 Suncor Energy, Inc.                                       1,789,887
      12,453 Technip SA @                                                739,658
      10,130 Total SA                                                  2,754,753
                                                                      ----------
                                                                      10,921,955
                                                                      ----------
Pharmaceuticals (3.9%):
      37,300 Astellas Pharma, Inc.                                     1,403,887
      10,790 Merck KGaA                                                  907,656
         850 Serono SA, Class B                                          559,110
      99,409 Shire Pharmaceuticals Group plc                           1,213,288
      25,701 Teva Pharmaceutical Industries, Ltd., ADR @                 858,927
                                                                      ----------
                                                                       4,942,868
                                                                      ----------
Real Estate (1.2%):
      85,000 Cheung Kong (Holdings), Ltd.                                959,810
      61,000 Sun Hung Kai Properties, Ltd.                               632,106
       5,600 United Overseas Land, Ltd. @                                  7,746
                                                                      ----------
                                                                       1,599,662
                                                                      ----------
Retail/Wholesale (8.1%):
       7,113 Adidas-Salomon AG                                         1,240,397
      41,946 Compagnie Financiere Richemont AG                         1,661,847
      64,425 Enterprise Inns plc                                         960,393
     125,000 Esprit Holdings, Ltd.                                       936,855
      38,354 Industria de Diseno Textil SA                             1,126,035
      30,918 Next plc                                                    761,677
      23,400 Shoppers Drug Mart Corp.                                    827,517
     316,253 Tesco plc                                                 1,727,357
     220,400 Wal-Mart de Mexico SA de CV, Series V                     1,123,877
                                                                      ----------
                                                                      10,365,955
                                                                      ----------
Services (6.5%):
     102,400 Brambles Industries, Ltd. @                                 693,430
      78,316 Capita Group plc                                            520,939
      12,853 Grupo Ferrovial S.A. @                                    1,070,582
       7,600 Grupo Televisa S.A., ADR                                    544,996
      94,000 Hutchison Whampoa, Ltd.                                     974,568
     229,200 International Power plc                                   1,005,245
     130,000 Keppel Corporation, Ltd.                                    977,934
      47,640 OPAP SA                                                   1,482,471
      14,523 Veolia Environment                                          613,404
      38,870 William Hill plc                                            399,996
                                                                      ----------
                                                                       8,283,565
                                                                      ----------
Telecommunications (3.3%):
      59,800 America Movil SA de CV, ADR, Series L                     1,573,936
     451,816 O2 plc                                                    1,257,491
     531,632 Vodafone Group plc                                        1,384,366
                                                                      ----------

                                                                       4,215,793
                                                                    ------------
Tobacco (2.1%):
       74,631 Imperial Tobacco Group plc                               2,138,992
       49,000 Swedish Match AB                                           585,109
                                                                    ------------
                                                                       2,724,101
                                                                    ------------
Transportation (1.0%):
       18,970 Canadian National Railway Co.                            1,346,606
                                                                    ------------
TOTAL COMMON STOCKS (COST $98,705,061)                               117,269,618
                                                                    ------------
DEPOSIT ACCOUNT (8.6%):
   10,988,382 NTRS London Deposit Account                             10,988,382
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $10,988,382)                              10,988,382
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (9.9%):
   12,666,977 Northern Trust Liquid Institutional
              Asset Portfolio                                         12,666,977
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $12,666,977)            12,666,977
                                                                    ------------
TOTAL INVESTMENTS (COST $122,360,420) (a) - 109.8%                  $140,924,977
                                                                    ============

----------
Percentages noted above are based on net assets as of September 30,2005.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2005.

ADR  - American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation                                             $18,758,276
Unrealized depreciation                                                (292,909)
                                                                    -----------
Net unrealized appreciation                                         $18,465,367
                                                                    ===========

     At September 30, 2005, the Fund's foreign currency exchange contracts were as follows:

                                                             DELIVERY   CONTRACT     FAIR      UNREALIZED
                                                               DATE      AMOUNT     VALUE     DEPRECIATION
                                                             --------   --------   --------   ------------
LONG
Deliver US Dollars in exchange for 57,073 Euro Dollars ...   10/03/05   $ 68,595   $ 68,349       ($246)
Deliver US Dollars in exchange for 185,640 Euro Dollars...   10/04/05   $223,128   $222,616       ($512)

     The following represents the concentrations by country of risk as of September 30, 2005 based upon the total fair value of investments.

COUNTRY                                                               PERCENTAGE
-------                                                               ----------
Japan                                                                    13.9%
France                                                                   12.5%
United Kingdom                                                           11.5%
United States                                                             8.6%
Canada                                                                    6.9%
Switzerland                                                               6.3%
Germany                                                                   4.6%
Spain                                                                     3.4%
Italy                                                                     3.3%
Australia                                                                 3.1%
Ireland                                                                   3.1%
Hong Kong                                                                 3.0%
Mexico                                                                    2.5%
India                                                                     2.3%
Belgium                                                                   2.2%
Korea                                                                     1.8%
Singapore                                                                 1.8%
Greece                                                                    1.6%
Hungary                                                                   1.2%
Sweden                                                                    1.2%
Taiwan                                                                    1.2%
Brazil                                                                    0.8%
South Korea                                                               0.8%
Israel                                                                    0.7%
Netherlands                                                               0.7%
China                                                                     0.5%
South Africa                                                              0.5%
                                                                        -----
                                                                        100.0%
                                                                        =====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DAVIS NY VENTURE FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

          SHARES                                                     FAIR VALUE
          ------                                                    ------------
COMMON STOCKS (95.9%):
Banking & Financial Services (27.6%):
   317,500 American Express Co.                                     $ 18,237,199
   175,400 Citigroup, Inc.                                             7,984,208
    50,000 Fifth Third Bancorp @                                       1,836,500
   144,600 Golden West Financial Corp. @                               8,587,794
   162,600 H&R Block, Inc.                                             3,899,148
   536,409 HSBC Holdings plc                                           8,697,280
   285,236 JPMorgan Chase & Co.                                        9,678,057
    67,700 Lloyds TSB Group plc, ADR @                                 2,249,671
    79,500 Moodys Corp. @                                              4,060,860
    35,100 Morgan Stanley                                              1,893,294
    23,600 Principal Financial Group, Inc.                             1,117,932
    18,300 State Street Corp.                                            895,236
    16,100 Takefuji Corp.                                              1,262,843
   146,000 Wells Fargo & Co.                                           8,551,220
                                                                    ------------
                                                                      78,951,242
                                                                    ------------
Computers (2.9%):
       60,300 Hewlett-Packard Co.                                      1,760,760
       50,400 Lexmark International, Inc., Class A * @                 3,076,920
      134,200 Microsoft Corp.                                          3,452,966
                                                                    ------------
                                                                       8,290,646
                                                                    ------------
E-Commerce (0.3%):
       19,700 Expedia, Inc * @                                           390,257
       21,700 IAC/InterActiveCorp * @                                    550,095
                                                                    ------------
                                                                         940,352
                                                                    ------------
Food, Beverages & Tobacco (7.5%):
      215,900 Altria Group, Inc.                                      15,913,989
       67,500 Diageo plc, ADR @                                        3,915,675
       60,476 Heineken Holding NV                                      1,782,856
                                                                    ------------
                                                                      21,612,520
                                                                    ------------
Health Care (3.7%):
       46,400 Cardinal Health, Inc. @                                  2,943,616
       32,400 Caremark Rx, Inc. * @                                    1,617,732
       40,900 Eli Lilly & Co.                                          2,188,968
       59,900 HCA, Inc.                                                2,870,408
       19,600 Novartis AG, Registered Shares                             994,776
                                                                    ------------
                                                                      10,615,500
                                                                    ------------
Insurance (16.7%):
      216,100 American International Group, Inc.                      13,389,556
       79,300 Aon Corp.                                                2,543,944
           98 Berkshire Hathaway, Inc., Class A * @                    8,036,000
          122 Berkshire Hathaway, Inc., Class B *                        333,182

       14,600 Chubb Corp.                                              1,307,430
        5,600 Everest Re Group, Ltd. @                                   548,240
       67,000 Loews Corp.                                              6,191,470
          700 Markel Corp. *                                             231,350
       77,000 Marsh & McLennan Companies, Inc.                         2,340,030
       87,900 Progressive Corp. @                                      9,209,283
       13,600 Sun Life Financial, Inc. @                                 509,864
       56,400 Transatlantic Holdings, Inc. @                           3,214,800
                                                                    ------------
                                                                      47,855,149
                                                                    ------------
Manufacturing (8.3%):
       39,700 Harley-Davidson, Inc. @                                  1,923,068
       36,000 Martin Marietta Materials, Inc. @                        2,824,560
      120,100 Sealed Air Corp. *                                       5,699,946
      374,600 Tyco International, Ltd.                                10,432,610
       39,700 Vulcan Materials Co. @                                   2,946,137
                                                                    ------------
                                                                      23,826,321
                                                                    ------------
Media  (4.1%):
      248,300 Comcast Corp., Class A * @                               7,146,074
       14,500 Gannett Company, Inc.                                      998,035
       37,900 Lagardere S.C.A. @                                       2,696,578
       16,100 WPP Group plc, ADR @                                       823,032
                                                                    ------------
                                                                      11,663,719
                                                                    ------------
Oil & Gas (12.0%):
      144,100 ConocoPhillips                                          10,074,031
      131,600 Devon Energy Corp.                                       9,033,024
      105,300 EOG Resources, Inc. @                                    7,886,970
       58,300 Occidental Petroleum Corp.                               4,980,569
       37,600 Transocean, Inc. *                                       2,305,256
                                                                    ------------
                                                                      34,279,850
                                                                    ------------
Real Estate Investment Trusts (1.6%):
        7,300 CenterPoint Properties Trust @                             327,040
       97,500 General Growth Properties, Inc.                          4,380,675
                                                                    ------------
                                                                       4,707,715
                                                                    ------------
Retail (6.1%):
       22,000 AutoZone, Inc. * @                                       1,831,500
       88,100 Avon Products, Inc.                                      2,378,700
      225,100 Costco Wholesale Corp.                                   9,699,559
        7,941 Hunter Douglas                                             377,961
       73,800 Wal-Mart Stores, Inc.                                    3,233,916
                                                                    ------------
                                                                      17,521,636
                                                                    ------------
Services (2.8%):
      424,000 China Merchants Holdings International                     952,134
              Company, Ltd.
      374,000 Cosco Pacific, Ltd.                                        729,607
      112,200 Iron Mountain, Inc. * @                                  4,117,741
        1,780 Kuehne & Nagel International AG,                           440,566
              Registered Shares
       25,400 United Parcel Service, Inc., Class B                     1,755,902
                                                                    ------------
                                                                       7,995,950
                                                                    ------------
Staples (1.0%):
       49,300 The Hershey Company                                      2,776,083
                                                                    ------------
Telecommunications (1.3%):
       44,200 Nokia Oyj, ADR @                                           747,422
        9,950 NTL, Inc. *                                                664,660

       52,000 SK Telecom Company, Ltd., ADR @                          1,135,680
       50,500 Telewest Global, Inc. *                                  1,158,975
                                                                    ------------
                                                                       3,706,737
                                                                    ------------
TOTAL COMMON STOCKS (COST $250,384,657)                              274,743,420
                                                                    ------------
DEPOSIT ACCOUNT (4.3%):
   12,280,614 NTRS London Deposit Account                             12,280,614
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $12,280,614)                              12,280,614
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (11.2%):
   32,058,506 Northern Trust Liquid Institutional
              Asset Portfolio                                         32,058,506
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $32,058,506)            32,058,506
                                                                    ------------
TOTAL INVESTMENTS (COST $294,723,777) (a) - 111.4%                  $319,082,540
                                                                    ============

----------
Percentages noted above are based on net assets as of September 30,2005.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2005.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $31,286,824
Unrealized depreciation        (7,046,213)
                              -----------
Net unrealized appreciation   $24,240,611
                              ===========

The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investments.

Country          PERCENTAGE
-------          ----------
United States       85.8%
United Kingdom       5.5%
Bermuda              3.8%
France               0.9%
Cayman Islands       0.8%
Netherlands          0.7%
Hong Kong            0.6%
Switzerland          0.6%
Japan                0.4%
Korea                0.4%
Finland              0.3%
Canada               0.2%
                   ------
                   100.0%
                   =====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS FOUNDERS EQUITY GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

    SHARES                                                            FAIR VALUE
    ------                                                           -----------
COMMON STOCKS (88.9%):
Banking & Financial Services (4.9%):
        6,389 Goldman Sachs Group, Inc.                              $   776,775
       19,027 JPMorgan Chase & Co.                                       645,586
        6,964 Morgan Stanley                                             375,638
       19,358 Northern Trust Corp.                                       978,547
        6,832 SLM Corp.                                                  366,468
        7,790 State Street Corp.                                         381,087
       11,860 Wells Fargo & Co.                                          694,640
                                                                     -----------
                                                                       4,218,741
                                                                     -----------
Computers (19.3%):
       32,460 Adobe Systems, Inc.                                        968,931
       20,675 Apple Computer, Inc. *                                   1,108,387
       13,804 ATI Technologies, Inc. * @                                 192,428
       26,396 Autodesk, Inc.                                           1,225,830
       14,658 Automatic Data Processing, Inc.                            630,880
       18,475 Broadcom Corp., Class A *                                  866,662
       17,126 Electronic Arts, Inc. *                                    974,298
       83,886 EMC Corp. *                                              1,085,485
       26,122 Intel Corp.                                                643,907
       23,732 International Business Machines Corp.                    1,903,781
      158,751 Microsoft Corp.                                          4,084,664
       25,505 Oracle Corp. *                                             316,007
       13,374 SanDisk Corp. * @                                          645,296
       20,384 SAP AG, ADR @                                              883,239
       39,400 Symantec Corp. *                                           892,804
                                                                     -----------
                                                                      16,422,599
                                                                     -----------
E-Commerce (0.8%):
       11,716 Expedia, Inc. *                                            232,094
        1,476 Google, Inc., Class A *                                    467,095
                                                                     -----------
                                                                         699,189
                                                                     -----------
Electronics (7.6%):
       14,108 Agilent Technologies, Inc. *                               462,037
       52,433 ASML Holding NV, NY Registered Shares * @                  865,669
        6,026 KLA-Tencor Corp.                                           293,828
       17,380 Lam Research Corp. *                                       529,569
       46,251 Linear Technology Corp.                                  1,738,575
       41,358 Maxim Integrated Products, Inc.                          1,763,918
       31,367 Xilinx, Inc.                                               873,571
                                                                     -----------
                                                                       6,527,167
                                                                     -----------
Health Care (7.4%):
        5,560 Aetna, Inc.                                                478,938
       14,562 Amgen, Inc. *                                            1,160,155
        6,025 Eli Lilly and Co.                                          322,458
        7,202 Genentech, Inc. *                                          606,480

       27,655 Johnson & Johnson                                        1,750,009
       19,965 MedImmune, Inc. *                                          671,822
        6,099 Medtronic, Inc.                                            327,028
       32,235 MGI Pharma, Inc. * @                                       751,398
        6,202 Varian Medical Systems, Inc. *                             245,041
                                                                     -----------
                                                                       6,313,329
                                                                     -----------
Household (4.8%):
       11,683 Clorox Co.                                                 648,874
       36,264 Colgate-Palmolive Co.                                    1,914,376
       26,504 Gillette Co.                                             1,542,533
                                                                     -----------
                                                                       4,105,783
                                                                     -----------
Insurance (2.3%):
          194 Aflac, Inc.                                                  8,788
       16,095 Allstate Corp.                                             889,892
        5,577 American International Group, Inc.                         345,551
       18,233 PMI Group, Inc.                                            726,950
                                                                     -----------
                                                                       1,971,181
                                                                     -----------
Manufacturing (5.7%):
        4,961 Autoliv, Inc.                                              215,804
       75,625 General Electric Co.                                     2,546,293
        5,649 Harman International Industries, Inc.                      577,723
        7,650 Nucor Corp.                                                451,274
       17,695 Sigma-Aldrich Corp. @                                    1,133,542
                                                                     -----------
                                                                       4,924,636
                                                                     -----------
Media (8.5%):
       21,454 Clear Channel Communications, Inc.                         705,622
       59,407 Comcast Corp., Class A *                                 1,709,734
       15,980 DreamWorks Animation SKG, Inc., Class A *                  442,007
        9,757 Pixar *                                                    434,284
       93,155 Time Warner, Inc.                                        1,687,037
       26,410 Viacom, Inc., Class B                                      871,794
       40,649 Walt Disney Co.                                            980,860
       14,142 Yahoo!, Inc. *                                             478,565
                                                                     -----------
                                                                       7,309,903
                                                                     -----------
Oil & Gas (1.1%):
       15,457 Exxon Mobil Corp.                                          982,138
                                                                     -----------
Pharmaceuticals (4.6%):
       14,483 Abbott Laboratories                                        614,079
        6,001 Genzyme Corp. *                                            429,912
        9,603 Omnicare, Inc.                                             539,977
       32,390 Pfizer, Inc.                                               808,778
       34,152 Wyeth                                                    1,580,213
                                                                     -----------
                                                                       3,972,959
                                                                     -----------
Retail (9.3%):
       19,836 American Eagle Outfitters, Inc.                            466,741
        9,260 Best Buy Company, Inc.                                     403,088
       23,379 Coca-Cola Co.                                            1,009,739
       44,372 Dollar General Corp.                                       813,782
       16,071 Home Depot, Inc.                                           612,948
        5,690 J.C. Penney Co., Inc. (Holding Company)                    269,820
        7,813 Kohl's Corp. *                                             392,056
        7,744 Office Depot, Inc. *                                       229,997

      10,291 PETsMART, Inc.                                              224,138
      50,370 Safeway, Inc.                                             1,289,473
      11,932 Target Corp.                                                619,629
      19,843 Tiffany & Co.                                               789,156
      12,662 W.W. Grainger, Inc.                                         796,693
                                                                     -----------
                                                                       7,917,260
                                                                     -----------
Services (1.9%):
      52,600 Accenture, Ltd., Class A *                                1,339,196
       9,623 International Game Technology                               259,821
                                                                     -----------
                                                                       1,599,017
                                                                     -----------
Telecommunications (4.1%):
       7,817 ALLTEL Corp.                                                508,965
      35,353 Cisco Systems, Inc. *                                       633,879
      19,157 EchoStar Communications Corp., Class A                      566,472
       6,600 Marvel Technology Group, Ltd. *                             304,326
      35,030 Motorola, Inc.                                              773,813
      16,865 Sprint Nextel Corp.                                         401,050
       8,035 XM Satellite Radio Holdings, Inc., Class A * @              288,537
                                                                     -----------
                                                                       3,477,042
                                                                     -----------
Transportation (2.6%):
      64,450 AMR Corp. * @                                               720,551
      21,262 Union Pacific Corp.                                       1,524,485
                                                                     -----------
                                                                       2,245,036
                                                                     -----------
Travel & Entertainment (2.0%):
       4,327 Carnival Corp., Class A                                     216,263
       6,696 Harrah's Entertainment, Inc.                                436,512
      10,426 Royal Caribbean Cruises, Ltd. @                             450,403
      11,014 Starwood Hotels & Resorts Worldwide, Inc.                   629,671
                                                                     -----------
                                                                       1,732,849
                                                                     -----------
Utilities (2.0%):
       3,894 ConocoPhillips                                              272,230
      16,569 Emerson Electric Co.                                      1,189,654
       5,428 QUALCOMM, Inc.                                              242,903
                                                                     -----------
                                                                       1,704,787
                                                                     -----------
TOTAL COMMON STOCKS (COST $71,554,208)                                76,123,616
                                                                     -----------
INVESTMENT COMPANIES (4.9%):
      26,547 iShares Russell 1000 Growth Index Fund                    1,321,244
      28,228 Nasdaq-100 Index Tracking Stock                           1,113,877
      14,323 Standard & Poor's Depositary                              1,760,010
             Receipt Trust Series 1 * @
                                                                     -----------
TOTAL INVESTMENT COMPANIES (COST $4,044,298)                           4,195,131
                                                                     -----------
DEPOSIT ACCOUNT (6.8%):
   5,852,962 NTRS London Deposit Account                               5,852,962
                                                                     -----------
TOTAL DEPOSIT ACCOUNT (COST $5,852,962)                                5,852,962
                                                                     -----------
COLLATERAL FOR SECURITIES ON LOAN (8.5%):
   7,256,896 Northern Trust Liquid Institutional                       7,256,896
             Asset Portfolio
                                                                     -----------

TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $7,256,896)              7,256,896
                                                                     -----------
TOTAL INVESTMENTS (COST $88,708,364) (a) - 109.1%                    $93,428,605
                                                                     ===========

----------
Percentages noted above are based on net assets as of September 30,2005.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2005.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $ 5,264,141
Unrealized depreciation        (1,237,647)
                              ------------
Net unrealized appreciation   $ 4,026,494
                              ===========

     The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investments.

   Country      Percentage
   -------      ----------
United States      97.3%
Germany             1.0%
Netherlands         1.0%
Bermuda             0.4%
Sweden              0.3%
                  -----
                  100.0%
                  =====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

                                                                          FAIR
          SHARES                                                         VALUE
          ------                                                       ---------
COMMON STOCKS (97.1%):
Aerospace/Defense (0.8%):
     5,300 Moog, Inc., Class A *                                       $ 156,456
    23,000 Orbital Sciences Corp. * @                                    287,500
                                                                       ---------
                                                                         443,956
                                                                       ---------
Airlines (0.2%):
    16,000 Pinnacle Airlines Corp. * @                                   104,000
                                                                       ---------
Automotive (1.1%):
     5,000 American Axle & Manufacturing Holdings @                      115,400
     6,700 Commercial Vehicle Group, Inc. * @                            140,298
     7,400 Sonic Automotive, Inc.                                        164,428
     7,100 Wabash National Corp. @                                       139,586
                                                                       ---------
                                                                         559,712
                                                                       ---------
Banking & Financial Services (15.8%):
     9,731 1st Source Corp. @                                            225,273
     7,700 BancorpSouth, Inc. @                                          175,945
    26,000 BankAtlantic Bancorp, Inc., Class A                           441,739
    15,900 BankUnited Financial Corp., Class A                           363,633
     4,700 Berkshire Hills Bancorp, Inc. @                               159,800
    11,500 Boston Private Financial Holdings, Inc. @                     305,210
     7,100 Calamos Asset Management, Inc., Class A                       175,228
     6,000 Capitol Bancorp, Ltd. @                                       194,400
     5,800 Citizens Banking Corp. @                                      164,720
    12,000 Columbia Banking System, Inc. @                               314,760
    10,500 Commercial Capital Bancorp, Inc.                              178,500
     4,800 Community Bancorp * @                                         158,352
     8,400 CVB Financial Corp.                                           156,240
     7,400 First Charter Corp. @                                         181,152
     2,500 First Citizens BancShares, Inc., Class A                      426,625
     6,500 First Marblehead Corp. @                                      165,100
    16,500 First Niagara Financial Group, Inc.                           238,260
     5,700 First Republic Bank @                                         200,811
     3,600 FirstFed Financial Corp. * @                                  193,716
    13,000 Franklin Bank Corp. * @                                       209,950
    16,400 Fremont General Corp. @                                       358,012
     4,700 Greater Bay Bancorp                                           115,808
     3,300 Investors Financial Services Corp. @                          108,570
    10,300 Irwin Financial Corp. @                                       210,017
     5,800 Jefferies Group, Inc.                                         252,590
    13,000 KNBT Bancorp, Inc. @                                          202,410

     7,800 Mainsource Financial Group, Inc. @                            138,294
     5,300 Medallion Financial Corp.                                      52,523
     7,900 NCO Group, Inc. *                                             163,214
    15,000 NewAlliance Bancshares, Inc. @                                219,600
     4,600 Provident Bankshares Corp.                                    159,988
    22,000 Provident Financial Services, Inc.                            387,200
     3,000 Simmons First National Corp., Class A @                        85,560
     6,000 South Financial Group, Inc. @                                 161,040
     1,500 State Financial Services Corp., Class A @                      54,780
     1,400 Taylor Cap Group, Inc. @                                       52,948
     7,300 Umpqua Holdings Corp. @                                       177,536
     2,400 Union Bankshares Corp.                                        100,272
     5,300 United Bankshares, Inc.                                       185,235
     6,800 United Community Banks, Inc. @                                193,800
     8,000 Whitney Holding Corp.                                         216,320
                                                                       ---------
                                                                       8,225,131
                                                                       ---------
Chemicals (2.2%):
     7,600 Cabot Microelectronics Corp. * @                              223,288
     4,500 FMC Corp. *                                                   257,490
     5,700 H.B. Fuller Co.                                               177,156
     5,100 NL Industries, Inc. @                                          95,829
     5,900 Olin Corp.                                                    112,041
     4,500 OM Group, Inc. * @                                             90,585
    29,000 Terra Industries, Inc. *                                      192,850
                                                                       ---------
                                                                       1,149,239
                                                                       ---------
Computers (7.5%):
    11,000 Agilysys, Inc.                                                185,240
    10,500 Altiris, Inc. *                                               160,545
     3,000 Avid Technology, Inc. *                                       124,200
    13,600 Blackbaud, Inc. @                                             192,712
    18,200 Emulex Corp. *                                                367,822
     9,000 Innovative Solutions and Support, Inc. * @                    139,770
    11,900 Intergraph Corp. * @                                          532,049
     4,600 Komag, Inc. * @                                               147,016
    40,500 Lawson Software, Inc. *                                       281,070
    13,500 MRO Software, Inc. *                                          227,340
     6,200 MTS Systems Corp.                                             234,174
    21,800 Novell, Inc. * @                                              162,410
     4,800 Palm, Inc. * @                                                135,984
    23,000 Perot Systems Corp., Class A *                                325,450
    16,500 Polycom, Inc. *                                               266,805
     9,000 Quest Software, Inc. * @                                      135,630
     8,800 SafeNet, Inc. * @                                             319,528
                                                                       ---------
                                                                       3,937,745
                                                                       ---------
Construction (3.4%):
     2,800 Beazer Homes USA, Inc. @                                      164,276
     3,900 Eagle Materials, Inc. @                                       473,343
     2,100 M/I Homes, Inc.                                               113,946
    10,000 URS Corp. * @                                                 403,900
     6,500 USG Corp. * @                                                 446,680
     6,700 WCI Communities, Inc. * @                                     190,079
                                                                       ---------
                                                                       1,792,224
                                                                       ---------
E-Commerce (0.3%):
     6,200 WebEx Communications, Inc. *                                  151,962
                                                                       ---------

Electronics (3.4%):
    10,000 Actel Corp. *                                                 144,600
    17,000 Audiovox Corp., Class A * @                                   237,660
     5,700 Belden CDT, Inc. @                                            110,751
     8,300 Benchmark Electronics, Inc. *                                 249,996
     5,500 Cymer, Inc. *                                                 172,260
    19,900 Entegris, Inc. *                                              224,870
     3,800 Exar Corp. *                                                   53,276
    15,300 OmniVision Technologies, Inc. * @                             193,086
    61,000 Solectron Corp. *                                             238,510
    23,700 TTM Technologies, Inc. *                                      169,455
                                                                       ---------
                                                                       1,794,464
                                                                       ---------
Food (0.6%):
     8,400 Pilgrim's Pride Corp. @                                       305,760
                                                                       ---------
Health Care (3.5%):
     7,000 Amedisys, Inc. * @                                            273,000
     8,300 Arena Pharmaceuticals, Inc. * @                                82,170
     2,600 Cooper Companies, Inc.                                        199,186
     4,700 Haemonetics Corp. *                                           223,391
     7,500 Kindred Healthcare, Inc. * @                                  223,500
    15,500 Medical Action Industries, Inc. *                             265,980
     3,300 Pediatrix Medical Group, Inc. *                               253,506
     8,300 RehabCare Group, Inc. * @                                     170,316
     9,000 Seattle Genetics, Inc. * @                                     47,250
     6,200 VistaCare, Inc., Class A * @                                   89,714
                                                                       ---------
                                                                       1,828,013
                                                                       ---------
Insurance (6.0%):
    32,000 American Equity Investment Life Holding Co. @                 363,200
     3,100 American Physicians Capital, Inc. *                           152,303
     4,600 Amerus Group Co. @                                            263,902
     7,600 Arch Capital Group, Ltd. *                                    376,884
     3,200 Delphi Financial Group, Inc., Class A                         149,760
    15,200 EMC Insurance Group, Inc. @                                   274,360
     5,600 Great American Financial Resources, Inc.                      112,000
     3,300 LandAmerica Financial Group, Inc. @                           213,345
     7,200 Odyssey Re Holdings Corp.                                     183,888
    13,500 Ohio Casualty Corp.                                           366,120
     2,200 Philadelphia Consolidated Holding Corp. *                     186,780
    16,000 Phoenix Companies, Inc. @                                     195,200
    10,600 Platinum Underwriter Holdings, Ltd.                           316,834
                                                                       ---------
                                                                       3,154,576
                                                                       ---------
Manufacturing (9.1%):
     5,500 Actuant Corp., Class A                                        257,400
     3,900 AptarGroup, Inc.                                              194,259
     6,700 Arch Chemicals, Inc. @                                        155,775
    29,000 Axcelis Technologies, Inc. *                                  151,380
    11,700 Checkpoint Systems, Inc. *                                    277,524
     8,100 CLARCOR, Inc.                                                 232,632
    13,800 Elizabeth Arden, Inc. * @                                     297,804
    12,800 Enpro Industries, Inc. *                                      431,232
     7,400 Gardner Denver, Inc. *                                        330,040

    5,300 Georgia Gulf Corp.                                             127,624
    6,200 Graco, Inc.                                                    212,536
   12,800 Kadant, Inc. * @                                               256,768
    6,000 Kennametal, Inc.                                               294,240
   13,500 Lance, Inc. @                                                  235,710
    8,000 Rofin-Sinar Technologies, Inc. * @                             303,920
    6,000 Silgan Holdings, Inc. @                                        199,560
    7,400 Sonoco Products Co.                                            202,094
    4,500 Terex Corp. *                                                  222,435
    7,500 Tredegar, Inc.                                                  97,575
    4,600 Water Pik Technologies, Inc. * @                                93,380
    5,300 Watts Water Technologies, Inc., Class A                        152,905
                                                                       ---------
                                                                       4,726,793
                                                                       ---------
Media (1.7%):
   27,000 Entravision Communications Corp.,                              212,490
          Class A * @
   12,000 Gray Television, Inc. @                                        127,080
   11,000 Journal Communications, Inc., Class A                          163,900
   13,600 Lin TV Corp., Class A * @                                      189,720
   13,300 Readers Digest Association, Inc.                               212,401
                                                                       ---------
                                                                         905,591
                                                                       ---------
Metals/Mining (1.8%):
    2,300 Carpenter Technology Corp.                                     134,803
    8,000 Commercial Metals Co.                                          269,920
    6,500 Gibraltar Industries, Inc.                                     148,655
    5,800 Mueller Industries, Inc.                                       161,066
    4,400 Reliance Steel & Aluminum Co.                                  232,892
                                                                       ---------
                                                                         947,336
                                                                       ---------
Oil/Gas (6.6%):
   10,700 Atmos Energy Corp.                                             302,275
    7,600 Dril-Quip, Inc. * @                                            364,800
   15,000 Edge Petroleum Corp. * @                                       395,850
    4,800 Houston Exploration Co. *                                      322,800
    8,900 Key Energy Services, Inc. *                                    131,898
    5,100 National Fuel Gas Co. @                                        174,420
    3,500 Plains Exploration & Production Co.*                           149,870
    2,200 Pogo Producing Co.                                             129,668
    6,100 Remington Oil & Gas  Corp. *                                   253,150
    8,715 Southern Union Co. *                                           224,586
    2,400 Stone Energy Corp. *                                           146,496
    5,400 Tesoro Petroleum Corp.                                         363,096
    6,400 Todco, Class A                                                 266,944
    5,800 Universal Compression Holdings, Inc. *                         230,666
                                                                       ---------
                                                                       3,456,519
                                                                       ---------
Paper & Related Products (0.9%):
    4,300 Potlatch Corp. @                                               224,116
   21,000 Wausau Paper Corp. @                                           262,710
                                                                       ---------
                                                                         486,826
                                                                       ---------
Pharmaceuticals (1.4%):
    6,000 MGI Pharma, Inc. * @                                           139,860
   10,800 Perrigo Co. @                                                  154,548
   10,800 Pharmion Corp. * @                                             235,548

    8,700 Vertex Pharmaceuticals, Inc.*                                  194,445
                                                                       ---------
                                                                         724,401
                                                                       ---------
Real Estate (1.0%):
    8,200 American Campus Communities, Inc. @                            196,964
    6,500 Bluegreen, Corp. *                                             114,725
    9,500 Equity One, Inc.                                               220,875
                                                                       ---------
                                                                         532,564
                                                                       ---------
Real Estate Investment Trusts (6.7%):
    8,400 BioMed Realty Trust, Inc.                                      208,320
    7,800 Colonial Properties Trust                                      346,944
   11,500 Corporate Office Properties Trust                              401,925
    5,700 Health Care REIT, Inc.                                         211,413
   17,500 Highland Hospitality Corp. @                                   179,550
   18,500 Lexington Corporate Properties Trust @                         435,675
    9,700 Maguire Properties, Inc. @                                     291,485
   43,000 MeriStar Hospitality Corp. *                                   392,590
    7,200 Newcastle Investment Corp. @                                   200,880
    3,000 Parkway Properties, Inc.                                       140,760
    8,200 Pennsylvania Real Estate Investment Trust @                    345,876
    7,000 Tanger Factory Outlet Centers, Inc.                            194,670
   16,500 Winston Hotels, Inc.                                           165,000
                                                                       ---------
                                                                       3,515,088
                                                                       ---------
Retail (9.9%):
   11,700 Casey's General Stores, Inc. @                                 271,440
   11,700 Cato Corp.                                                     233,181
    5,300 CBRL Group, Inc.                                               178,398
   17,700 Cedar Shopping Centers, Inc. @                                 256,119
    7,500 Children's Place Retail Stores, Inc. * @                       267,300
    6,500 Chiquita Brands International, Inc.                            181,675
    8,000 Claire's Stores, Inc.                                          193,040
    8,100 CSK Auto Corp. *                                               120,528
    9,700 Deckers Outdoor Corp. * @                                      233,382
    8,800 Flowers Foods, Inc.                                            240,064
    4,300 Hughes Supply, Inc.                                            140,180
    8,100 JAKKS Pacific, Inc. * @                                        131,463
    5,600 K-Swiss, Inc., Class A @                                       165,592
   15,500 K2, Inc. * @                                                   176,700
    8,200 Landry's Restaurants, Inc. @                                   240,260
   11,500 Marvel Entertainment Inc. * @                                  205,505
   10,200 MSC Industrial Direct Company, Inc., Class A                   338,334
    7,000 Nash Finch Co. @                                               295,330
    7,700 Pacific Sunwear of California, Inc. *                          165,088
   10,300 Petmed Express, Inc. * @                                       106,708
    5,800 Ralcorp Holding, Inc.                                          243,136
   12,800 Ruby Tuesday, Inc. @                                           278,528
   11,400 Tempur-Pedic International, Inc. * @                           134,976
    9,000 Thomas Nelson, Inc.                                            168,750
    5,300 Too, Inc. * @                                                  145,379
                                                                       ---------
                                                                       5,111,056
                                                                       ---------

        5,600 Career Education Corp. *                                   199,136
       12,500 Chesapeake Corp.                                           229,875
       10,800 Cornell Corrections, Inc. *                                158,868
       13,000 eFunds Corp. *                                             244,790
       20,800 Healthcare Services Group, Inc. @                          400,400
        8,400 Maximus, Inc.                                              300,300
       20,000 Modis Professional Services *                              236,000
        5,200 Volt Information Sciences, Inc. * @                        105,664
        7,000 Watson Wyatt & Company Holdings                            188,650
                                                                     -----------
                                                                       2,063,683
                                                                     -----------
Telecommunications (3.7%):
       33,800 3Com Corp. *                                               137,904
        5,900 Comtech Telecommunications Corp. * @                       244,673
       30,500 Digi International, Inc. * @                               327,265
        6,800 J2 Global Communications, Inc. * @                         274,856
        5,400 Leap Wireless International, Inc. *                        190,080
        4,800 NeuStar, Inc., Class A *                                   153,552
       31,500 Premiere Global Services, Inc. * @                         257,670
       27,000 Skyworks Solutions, Inc. * @                               189,540
       12,000 SpectraLink Corp. @                                        153,000
                                                                     -----------
                                                                       1,928,540
                                                                     -----------
Transportation (1.2%):
        7,300 General Maritime Corp. @                                   268,713
        6,100 Genesee & Wyoming, Inc., Class A * @                       193,370
        7,000 Pacer International, Inc.                                  184,520
                                                                     -----------
                                                                         646,603
                                                                     -----------
Travel & Entertainment (0.6%):
        6,500 Aztar Corp. *                                              200,265
        6,700 Monarch Casino & Resort, Inc. * @                          113,833
                                                                     -----------
                                                                         314,098
                                                                     -----------
Utilities (3.5%):
       10,300 Alliant Energy Corp.                                       300,039
       11,000 Avista Corp.                                               213,400
        4,200 Black Hills Corp. @                                        182,154
       13,500 Cleco Corp. @                                              318,330
        8,800 Great Plains Energy, Inc. @                                263,208
        5,600 New Jersey Resources Corp. @                               257,488
       12,000 Piedmont Natural Gas Company, Inc. @                       302,040
                                                                     -----------
                                                                       1,836,659
                                                                     -----------
Waste Management (0.3%):
       20,500 Allied Waste Industries, Inc. * @                          173,225
                                                                     -----------
TOTAL COMMON STOCKS (COST $48,142,261)                                50,815,764
                                                                     -----------
DEPOSIT ACCOUNT (3.6%):
    1,886,973 TNT Offshore Deposit Account                             1,886,973
                                                                     -----------
TOTAL DEPOSIT ACCOUNT (COST $1,886,973)                                1,886,973
                                                                     -----------
COLLATERAL FOR SECURITIES ON LOAN (38.1%):
   19,949,675 Northern Trust Liquid Institutional
              Asset Portfolio                                         19,949,675
                                                                     -----------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $19,949,675)            19,949,675
                                                                     -----------

TOTAL INVESTMENTS (COST $69,978,909) (a) - 138.8%                    $72,652,412
                                                                     ===========

----------
Percentages noted above are based on net assets as of September 30,2005.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2005.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $ 4,673,234
Unrealized depreciation        (2,025,515)
                              ------------
Net unrealized appreciation   $ 2,647,719
                              ============

     The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investments.

Country         Percentage
-------         ----------
United States      99.4%
Bermuda             0.6%
                  -----
                  100.0%
                  =====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ FRANKLIN SMALL CAP VALUE FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

                                                                         FAIR
                       SHARES                                           VALUE
                       ------                                        -----------
COMMON STOCKS (81.2%):
Airlines (1.3%):
   108,800 SkyWest, Inc. @                                           $ 2,918,016
                                                                     -----------
Automobiles (4.6%):
   152,500 Monaco Coach Corp. @                                        2,247,850
    67,000 Superior Industries International, Inc. @                   1,441,840
   113,700 Thor Industries, Inc. @                                     3,865,800
   161,500 Wabash National Corp. @                                     3,175,090
                                                                     -----------
                                                                      10,730,580
                                                                     -----------
Banking/Financial Services (0.9%):
       700 Chemical Financial Corp.                                       22,750
    22,700 First Indiana Corp. @                                         773,389
     3,200 National Financial Partners Corp. @                           144,448
    45,300 Peoples Bancorp, Inc. @                                     1,251,639
                                                                     -----------
                                                                       2,192,226
                                                                     -----------
Chemicals (2.3%):
    80,700 Cabot Corp.                                                 2,663,907
    96,500 Westlake Chemical Corp. @                                   2,613,220
                                                                     -----------
                                                                       5,277,127
                                                                     -----------
Computers (0.9%):
    67,900 Avocent Corp. * @                                           2,148,356
                                                                     -----------
Construction (0.8%):
    35,000 M/I Homes, Inc. @                                           1,899,100
                                                                     -----------
Electronics (4.5%):
    40,000 Mettler-Toledo International, Inc. *                        2,039,200
    73,200 Mine Safety Appliances Co. @                                2,832,840
    16,900 Nordson Corp.                                                 642,707
   241,600 OmniVision Technologies, Inc. * @                           3,048,992
   121,700 Sierra Pacific Resources * @                                1,807,245
                                                                     -----------
                                                                      10,370,984
                                                                     -----------
Health Care (2.7%):
    57,000 Hillenbrand Industries, Inc.                                2,681,850
    82,900 STERIS Corp. @                                              1,972,191
    50,700 West Pharmaceutical Services, Inc. @                        1,504,269
                                                                     -----------
                                                                       6,158,310
                                                                     -----------
Hotels/Motels (0.6%):
   170,000 LA Quinta Corp. *                                           1,477,300
                                                                     -----------
Household (3.2%):
    70,700 Ethan Allen Interiors, Inc. @                               2,216,445
    74,200 Hooker Furniture Corp. @                                    1,233,204
   174,600 La-Z-Boy, Inc. @                                            2,302,974
   116,300 Russ Berrie & Company, Inc. @                               1,642,156
                                                                     -----------
                                                                       7,394,779
                                                                     -----------

Insurance (8.0%):
     6,600 American National Insurance Co.                               786,192
    95,000 Aspen Insurance Holdings, Ltd. @                            2,807,250
     5,800 Harleysville Group, Inc. @                                    139,200
    80,500 IPC Holdings, Ltd. @                                        2,628,325
    52,500 Mercury General Corp.                                       3,149,475
   147,800 Montpelier Re Holdings, Ltd. @                              3,672,830
    67,000 Protective Life Corp.                                       2,759,060
    38,000 RLI Corp. @                                                 1,757,880
    10,300 StanCorp Financial Group, Inc. @                              867,260
                                                                     -----------
                                                                      18,567,472
                                                                     -----------
Manufacturing (19.6%):
    26,700 A.O. Smith Corp. @                                            760,950
    23,300 American Woodmark Corp. @                                     782,880
    85,000 Apogee Enterprises, Inc. @                                  1,453,500
    27,800 AptarGroup, Inc.                                            1,384,718
       200 Baldor Electric Co.                                             5,070
    28,100 Bassett Furniture Industries, Inc. @                          523,222
   106,000 Bemis Company, Inc @                                        2,618,200
   105,000 Briggs & Stratton Corp. @                                   3,631,950
    21,200 Carlisle Companies, Inc.                                    1,347,684
    60,500 CIRCOR International, Inc. @                                1,660,725
    40,400 CNH Global NV @                                               795,880
    62,200 Cohu, Inc.                                                  1,471,030
    34,000 Genlyte Group, Inc. * @                                     1,634,720
    95,000 Graco, Inc.                                                 3,256,600
    50,000 JLG Industries, Inc.                                        1,829,500
    55,000 Kennametal, Inc. @                                          2,697,200
    13,900 Lancaster Colony Corp.                                        597,700
    46,200 Lone Star Technologies, Inc. * @                            2,568,258
   168,500 Mueller Industries, Inc. @                                  4,679,245
    25,700 Powell Industries, Inc. * @                                   562,573
   150,700 RPM International, Inc. @                                   2,772,880
    51,500 Russell Corp. @                                               723,060
    27,600 Teleflex, Inc. @                                            1,945,800
    35,000 Watts Water Technologies, Inc., Class A                     1,009,750
    87,000 York International Corp.                                    4,878,090
                                                                     -----------
                                                                      45,591,185
                                                                     -----------
Metals/Mining (5.0%):
    42,800 Arch Coal, Inc. @                                           2,889,000
   102,900 Gibraltar Industries, Inc. @                                2,353,323
    52,100 Reliance Steel & Aluminum Co. @                             2,757,653
    90,100 Steel Dynamics, Inc. @                                      3,059,796
    13,700 Timken Co. @                                                  405,931
                                                                     -----------
                                                                      11,465,703
                                                                     -----------
Oil/Gas (2.8%):
    11,300 Atwood Oceanics, Inc. * @                                     951,573
    95,600 Global Industries, Ltd. *                                   1,409,144
    47,500 Oil States International, Inc. * @                          1,724,725
    50,000 Tidewater, Inc.                                             2,433,500
                                                                     -----------
                                                                       6,518,942
                                                                     -----------
Paper/Forest Products (1.1%):
   117,000 Glatfelter @                                                1,648,530
   105,000 Mercer International, Inc. * @                                868,350
                                                                     -----------
                                                                       2,516,880
                                                                     -----------
Pharmaceuticals (1.2%):

        3,300 Adams Respiratory Therapeutics, Inc. *                     106,557
      111,900 NBTY, Inc. * @                                           2,629,650
                                                                    ------------
                                                                       2,736,207
                                                                    ------------

Real Estate Investment Trusts (0.7%):
       57,000 Arbor Realty Trust, Inc. @                               1,601,700
                                                                    ------------

Retail/Wholesale (11.3%):
       70,000 Brown Shoe Company, Inc. @                               2,310,000
       62,100 Casey's General Stores, Inc. @                           1,440,720
      100,000 Christopher & Banks Corp. @                              1,387,000
       49,900 Dillard's, Inc., Class A @                               1,041,912
      112,400 Gymboree Corp. * @                                       1,533,136
      196,000 Hot Topic, Inc. * @                                      3,010,560
      110,000 Hughes Supply, Inc. @                                    3,586,000
       38,200 Linen 'n Things, Inc. * @                                1,019,940
       53,800 Men's Wearhouse, Inc. *                                  1,436,460
      170,900 Pier 1 Imports, Inc. @                                   1,926,043
       82,000 Regis Corp. @                                            3,101,240
       41,200 Timberland Co., Class A * @                              1,391,736
      184,000 West Marine, Inc. * @                                    2,719,520
       10,400 Zale Corp. * @                                             282,672
                                                                    ------------
                                                                      26,186,939
                                                                    ------------

Services (2.0%):
      21,000 ABM Industries, Inc. @                                      437,010
      32,100 Dollar Thrifty Automotive Group, Inc. * @                 1,080,807
      21,400 EMCOR Group, Inc. * @                                     1,269,020
      64,900 Reynolds & Reynolds Co., Class A                          1,778,909
                                                                    ------------
                                                                       4,565,746
                                                                    ------------

Transportation (4.5%):
       12,700 Genesee & Wyoming, Inc., Class A * @                       402,590
       56,700 Intrawest  Corp. @                                       1,547,910
      154,000 J.B. Hunt Transport Services, Inc.                       2,927,540
       58,700 Kansas City Southern * @                                 1,368,297
       26,700 Offshore Logistics, Inc. *                                 987,900
       49,200 OMI Corp. @                                                879,204
       16,700 Overseas Shipholding Group, Inc.                           974,111
       30,300 Teekay Shipping Corp. @                                  1,304,415
                                                                    ------------
                                                                      10,391,967
                                                                    ------------

Travel/Entertainment (0.9%):
      65,000 Aztar Corp. * @                                           2,002,650
                                                                    ------------
Utilities (2.3%):
       88,400 Airgas, Inc.                                             2,619,292
      138,000 Northeast Utilities, Inc                                 2,753,100
                                                                    ------------
                                                                       5,372,392
                                                                    ------------
TOTAL COMMON STOCKS (COST $180,280,240)                              188,084,561
                                                                    ------------
DEPOSIT ACCOUNT (19.1%):
   44,073,595 TNT Offshore Deposit Account                            44,073,595
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $44,073,595)                              44,073,595
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (30.5%):
   70,484,622 Northern Trust Liquid Institutional
   Asset Portfolio                                                    70,484,622
                                                                    ------------

TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $70,484,622)            70,484,622
                                                                    ------------
TOTAL INVESTMENTS (COST $294,838,457) (a) - 130.8%                  $302,642,778
                                                                    ============

----------
Percentages noted above are based on net assets as of September 30,2005.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2005.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation                                             $16,983,370
Unrealized depreciation                                              (9,205,233)
                                                                    -----------
Net unrealized appreciation                                         $ 7,778,137
                                                                    ===========

     The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investments.

Country         Percentage
-------         ----------
United States      97.5%
Bermuda             1.6%
Bahamas             0.6%
Netherlands         0.3%
                   ----
                    100%
                   ====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON 20/20 FOCUS FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

                                                                         FAIR
                     SHARES                                             VALUE
                     ------                                          -----------
COMMON STOCKS (99.8%):
Aerospace/Defense (1.7%):
      23,000 Northrop Grumman Corp.                                  $ 1,250,050
                                                                     -----------
Banking/Financial Services (7.0%):
      29,500 American Express Co.                                      1,694,480
     118,900 Charles Schwab Corp.                                      1,715,727
      30,700 Merrill Lynch & Company, Inc.                             1,883,445
                                                                     -----------
                                                                       5,293,652
                                                                     -----------
Chemicals (2.2%):
      42,700 E. I. du Pont de Nemours and Co.                          1,672,559
                                                                     -----------
Computers (11.6%):
      63,200 Adobe Systems, Inc.                                       1,886,520
      40,400 Apple Computer, Inc. *                                    2,165,844
      32,300 Electronic Arts, Inc. *                                   1,837,547
       9,000 Google, Inc., Class A *                                   2,848,140
                                                                     -----------
                                                                       8,738,051
                                                                     -----------
E-Commerce (2.7%):
      50,100 eBay, Inc. *                                              2,064,120
                                                                     -----------
Electronics (4.9%):
      39,000 Marvell Technology Group, Ltd. *                          1,798,290
      56,700 Texas Instruments, Inc.                                   1,922,130
                                                                     -----------
                                                                       3,720,420
                                                                     -----------
Food (4.5%):
      84,400 Cadbury Schweppes plc, ADR @                              3,437,612
                                                                     -----------
Health Care (7.2%):
      37,400 Novartis AG, ADR                                          1,907,400
      25,600 Roche Holding AG, ADR                                     1,785,101
      31,300 UnitedHealth Group, Inc.                                  1,759,060
                                                                     -----------
                                                                       5,451,561
                                                                     -----------
Insurance (4.4%):
      24,200 American International Group, Inc.                        1,499,432
      15,600 CIGNA Corp.                                               1,838,616
                                                                     -----------
                                                                       3,338,048
                                                                     -----------
Manufacturing (6.5%):
      55,900 General Electric Co.                                      1,882,153
      31,900 Honeywell International, Inc.                             1,196,250
      65,700 Tyco International, Ltd.                                  1,829,745
                                                                     -----------
                                                                       4,908,148
                                                                     -----------
Metals/Mining (3.1%):
      17,900 Phelps Dodge Corp.                                        2,325,747
                                                                     -----------
Oil/Gas (13.3%):
      36,500 Halliburton Co.                                           2,500,980
      59,400 Nexen, Inc.                                               2,831,004
      43,300 Sempra Energy                                             2,037,698
      43,400 Suncor Energy, Inc. @                                     2,627,002
                                                                     -----------

                                                                       9,996,684
                                                                     -----------
Paper and allied products (1.6%):
      36,500 Georgia-Pacific Corp.                                     1,243,190
                                                                     -----------
Pharmaceuticals (8.8%):
      18,900 Amgen, Inc. *                                             1,505,763
      34,000 Caremark Rx, Inc. *                                       1,697,620
      26,100 Genentech, Inc. *                                         2,197,881
      30,000 Sanofi-Aventis, ADR @                                     1,246,500
                                                                     -----------
                                                                       6,647,764
                                                                     -----------
Retail/Wholesale (14.3%):
      24,500 Altria Group, Inc                                         1,805,895
      28,100 Federated Department Stores, Inc.                         1,879,047
      82,100 Kroger Co. *                                              1,690,439
      32,900 Target Corp.                                              1,708,497
      13,400 Whole Foods Market, Inc.                                  1,801,630
     132,500 Xerox Corp. *                                             1,808,625
                                                                     -----------
                                                                      10,694,133
                                                                     -----------
Utilities (3.6%):
      24,300 TXU Corp.                                                 2,742,984
                                                                     -----------
Waste Management (2.4%):
      64,000 Waste Management, Inc.                                    1,831,040
                                                                     -----------
TOTAL COMMON STOCKS (COST $70,076,345)                                75,355,763
                                                                     -----------
DEPOSIT ACCOUNT (4.2%):
   3,207,705 TNT Offshore Deposit Account                              3,207,705
                                                                     -----------
TOTAL DEPOSIT ACCOUNT (COST $3,207,705)                                3,207,705
                                                                     -----------
COLLATERAL FOR SECURITIES ON LOAN (7.6%):
   5,765,159 Northern Trust Liquid Institutional
                Asset Portfolio                                        5,765,159
                                                                     -----------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $5,765,159)              5,765,159
                                                                     -----------
TOTAL INVESTMENTS (COST $79,049,209) (a) - 111.6%                    $84,328,627
                                                                     ===========

----------
Percentages noted above are based on net assets as of September 30,2005.
*    Non-income producing security.
@    All or a portion of security is loaned as of September 30, 2005.

ADR  - American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $5,793,028
Unrealized depreciation         (517,690)
                              ----------
Net unrealized appreciation   $5,275,338
                              ==========


     The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investments.

    Country      Percentage
    -------      ----------
United States       81.4%
Switzerland          4.7%
Bermuda              4.6%
United Kingdom       4.4%
Canada               3.3%
France               1.6%
                   -----
                   100.0%
                   =====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

          SHARES                                                      FAIR VALUE
          ------                                                     -----------
COMMON STOCKS (98.6%):
Banking/Financial Services (9.2%):
     6,500 American Express Co.                                      $   373,360
    24,900 Charles Schwab Corp.                                          359,307
     1,800 Goldman Sachs Group, Inc.                                     218,844
     4,600 JPMorgan Chase & Co.                                          156,078
     4,400 Merrill Lynch & Company, Inc.                                 269,940
                                                                     -----------
                                                                       1,377,529
                                                                     -----------
Beverages (1.2%):
     3,200 PepsiCo, Inc.                                                 181,472
                                                                     -----------
Computers (19.8%):
     9,700 Adobe Systems, Inc.                                           289,545
     3,200 Apple Computer, Inc. *                                        171,552
     9,700 Cisco Systems, Inc. *                                         173,921
     5,900 Dell, Inc. *                                                  201,780
     4,200 Electronic Arts, Inc. *                                       238,938
    11,700 EMC Corp. *                                                   151,398
     2,200 Google, Inc., Class A *                                       696,211
     2,700 Mercury Interactive Corp. *                                   106,920
     9,200 Microsoft Corp.                                               236,716
     2,700 NAVTEQ Corp. *                                                134,865
     4,400 SAP AG, ADR                                                   190,652
    10,800 Yahoo!, Inc. *                                                365,472
                                                                     -----------
                                                                       2,957,970
                                                                     -----------
E-Commerce (4.0%):
     1,700 Amazon.com, Inc. *                                             77,010
    12,800 eBay, Inc. *                                                  527,360
                                                                     -----------
                                                                         604,370
                                                                     -----------
Electronics (10.6%):
     4,500 Agilent Technologies, Inc. *                                  147,375
    13,800 Applied Materials, Inc.                                       234,048
    10,100 Intel Corp.                                                   248,965
     7,400 Marvell Technology Group, Ltd. *                              341,214
     6,400 Maxim Integrated Products, Inc.                               272,960
    10,400 Texas Instruments, Inc.                                       352,560
                                                                     -----------
                                                                       1,597,122
                                                                     -----------
Food (1.2%):
     4,600 Cadbury Schweppes plc, ADR                                    187,358
                                                                     -----------
Health Care (7.4%):
       600 Abbott Laboratories                                            25,440
     6,000 Novartis AG, ADR                                              306,000
     5,000 Roche Holding AG, ADR                                         348,653
     4,600 St. Jude Medical, Inc. *                                      215,280
     3,800 UnitedHealth Group, Inc.                                      213,560
                                                                     -----------
                                                                       1,108,933
                                                                     -----------
Household (3.3%):

     2,800 Estee Lauder Companies, Inc., Class A                          97,524
     2,400 Gillette Co.                                                  139,680
     4,400 Procter & Gamble Co.                                          261,624
                                                                     -----------
                                                                         498,828
                                                                     -----------
Insurance (3.7%):
     2,400 American International Group, Inc.                            148,704
     1,600 CIGNA Corp.                                                   188,576
     2,800 WellPoint, Inc. *                                             212,296
                                                                     -----------
                                                                         549,576
                                                                     -----------
Manufacturing (4.9%):
     6,000 Coach, Inc. *                                                 188,160
    16,300 General Electric Co.                                          548,821
                                                                     -----------
                                                                         736,981
                                                                     -----------
Oil/Gas (4.9%):
     5,800 Schlumberger, Ltd.                                            489,404
     4,200 Suncor Energy, Inc.                                           254,226
                                                                     -----------
                                                                         743,630
                                                                     -----------
Pharmaceuticals (11.9%):
     2,100 Alcon, Inc.                                                   268,548
     4,000 Amgen, Inc. *                                                 318,680
     4,800 Caremark Rx, Inc. *                                           239,664
     2,600 Eli Lilly & Co.                                               139,152
     4,800 Genentech, Inc. *                                             404,208
     4,600 Gilead Sciences, Inc. *                                       224,296
     4,700 Sanofi-Aventis, ADR                                           195,285
                                                                     -----------
                                                                       1,789,833
                                                                     -----------
Retail/Wholesale (11.9%):
     8,400 Chico's FAS, Inc. *                                           309,120
     3,000 Federated Department Stores, Inc.                             200,610
     3,100 Lowe's Companies, Inc.                                        199,640
     2,700 NIKE, Inc., Class B                                           220,536
     1,100 Starbucks Corp. *                                              55,110
     7,100 Target Corp.                                                  368,703
     2,300 Whole Foods Market, Inc.                                      309,235
     3,400 Williams-Sonoma, Inc. *                                       130,390
                                                                     -----------
                                                                       1,793,344
                                                                     -----------
Telecommunications (4.6%):
     6,400 Nokia Oyj, ADR                                                108,224
     7,900 QUALCOMM, Inc.                                                353,525
     9,892 Sprint Nextel Corp.                                           235,232
                                                                     -----------
                                                                         696,981
                                                                     -----------
TOTAL COMMON STOCKS (COST $13,912,357)                                14,823,927
                                                                     -----------
DEPOSIT ACCOUNT (2.2%):
   325,034 TNT Offshore Deposit Account                                  325,034
                                                                     -----------
TOTAL DEPOSIT ACCOUNT (COST $325,034)                                    325,034
                                                                     -----------
COLLATERAL FOR SECURITIES ON LOAN (1.3%):
   194,585 Northern Trust Liquid Institutional Asset Portfolio           194,585
                                                                     -----------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $194,585)                  194,585
                                                                     -----------

TOTAL INVESTMENTS (COST $14,431,976) (a) - 102.1%                    $15,343,546
                                                                     ===========

----------
Percentages noted above are based on net assets as of September 30, 2005.

*    NON-INCOME PRODUCING SECURITY.

@    All of a portion of security is loaned as of September 30, 2005.

ADR  - American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $1,045,832
Unrealized depreciation         (135,447)
                              ----------
Net unrealized appreciation   $  910,385
                              ==========

The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investment.

Country          Percentage
-------          ----------
United States       85.4%
Switzerland          6.1%
Bermuda              2.3%
Canada               1.7%
France               1.3%
Germany              1.3%
United Kingdom       1.2%
Finland              0.7%
                   -----
                   100.0%
                   =====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

                                                                         FAIR
          SHARES                                                        VALUE
          ------                                                     -----------
COMMON STOCKS (98.8%):
Banking & Financial Services (10.5%):
      65,300 Citigroup, Inc.                                         $ 2,972,456
      58,200 Countrywide Financial Corp.                               1,919,436
      12,600 Goldman Sachs Group, Inc.                                 1,531,908
                                                                     -----------
                                                                       6,423,800
                                                                     -----------
Computers (20.9%):
      64,800 Cisco Systems, Inc. *                                     1,161,864
      67,900 Computer Associates International, Inc. @                 1,888,299
      35,400 Dell, Inc. *                                              1,210,680
      51,300 Electronic Arts, Inc. *                                   2,918,457
       8,200 Google, Inc., Class A *                                   2,594,972
      89,400 Yahoo!, Inc. *                                            3,025,296
                                                                     -----------
                                                                      12,799,568
                                                                     -----------
E-Commerce (19.8%):
     105,000 Amazon.com, Inc. *                                        4,756,500
      78,500 eBay, Inc. *                                              3,234,200
     134,600 Expedia, Inc. * @                                         2,666,426
      57,950 IAC/InterActiveCorp * @                                   1,469,033
                                                                     -----------
                                                                      12,126,159
                                                                     -----------
Health Care (10.0%):
      22,200 Aetna, Inc.                                               1,912,308
      79,600 Pfizer, Inc.                                              1,987,612
      39,300 UnitedHealth Group, Inc.                                  2,208,660
                                                                     -----------
                                                                       6,108,580
                                                                     -----------
Insurance (4.9%):
      48,000 American International Group, Inc.                        2,974,080
                                                                     -----------
Manufacturing (2.0%):
      21,200 Caterpillar, Inc.                                         1,245,500
                                                                     -----------
Media (5.2%):
     142,300 DIRECTV Group, Inc. *                                     2,131,654
      30,100 XM Satellite Radio Holdings, Inc., Class A * @            1,080,891
                                                                     -----------
                                                                       3,212,545
                                                                     -----------
Retail/Wholesale (2.0%):
      15,200 Nike, Inc., Class B                                       1,241,536
                                                                     -----------
Services (1.9%):
      46,700 Accenture, Ltd., Class A *                                1,188,982
                                                                     -----------
Telecommunications (12.5%):
     161,500 Nokia Oyj Corp., ADR @                                    2,730,965
      63,800 QUALCOMM, Inc.                                            2,855,050
      86,766 Sprint Nextel Corp.                                       2,063,295
                                                                     -----------
                                                                       7,649,310
                                                                     -----------
Transportation (2.1%):
      14,900 FedEx Corp.                                               1,298,237
                                                                     -----------
Travel/Entertainment (7.0%):
      45,400 Harley-Davidson, Inc. @                                   2,199,176
      78,100 International Game Technology @                           2,108,700
                                                                     -----------
                                                                       4,307,876
TOTAL COMMON STOCKS (COST $55,004,739)                                60,576,173
                                                                     -----------

DEPOSIT ACCOUNT (3.3%):
   2,004,383 NTRS London Deposit Account                               2,004,383
                                                                     -----------
TOTAL DEPOSIT ACCOUNT (COST $2,004,383)                                2,004,383
                                                                     -----------
COLLATERAL FOR SECURITIES ON LOAN (14.5%):
   8,852,052 Northern Trust Liquid Institutional                       8,852,052
             Asset Portfolio                                         -----------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $8,852,052)              8,852,052
                                                                     -----------
TOTAL INVESTMENTS (COST $65,861,174) (a) - 116.6%                     71,432,608
                                                                     ===========

----------
Percentages noted above are based on net assets as of September 30, 2005.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30,2005

ADR  - American Depository Receipt

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $5,781,812
Unrealized depreciation       $ (523,606)
                              ----------
Net unrealized appreciation   $5,258,206
                              ==========

The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investment.

Country         Percentage
---------       ----------
United states      95.6%
Finland             4.4%
                  -----
                  100.0%
                  =====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON VALUE FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

          SHARES                                                     FAIR VALUE
          ------                                                    ------------
COMMON STOCKS (97.6%):
Banking & Financial Services (13.0%):
       52,900 Capital One Financial Corp. @                         $  4,206,608
      106,400 Citigroup, Inc.                                          4,843,328
      153,200 Countrywide Financial Corp.                              5,052,536
      224,400 JPMorgan Chase & Co.                                     7,613,892
       55,000 MGIC Investment Corp. @                                  3,531,000
       74,700 Washington Mutual, Inc. @                                2,929,734
                                                                    ------------
                                                                      28,177,098
                                                                    ------------
Computers (13.8%):
      106,500 Cisco Systems, Inc. *                                    1,909,545
       17,700 Computer Associates International, Inc. @                  492,237
       95,800 Electronic Arts, Inc. *                                  5,450,062
       25,000 Google, Inc., Class A *                                  7,911,500
       16,400 Hewlett-Packard Co.                                        478,880
       35,500 International Business Machines Corp.                    2,847,810
       70,900 Intuit, Inc. *                                           3,177,029
      148,000 Seagate Technology                                       2,345,800
       12,500 Symantec Corp. *                                           283,250
      148,600 Yahoo!, Inc. *                                           5,028,624
                                                                    ------------
                                                                      29,924,737
                                                                    ------------
E-Commerce (13.6%):
      276,300 Amazon.com, Inc. *                                      12,516,389
      183,500 eBay, Inc. *                                             7,560,200
      215,150 Expedia, Inc. * @                                        4,262,122
      201,250 IAC/InterActiveCorp * @                                  5,101,688
                                                                    ------------
                                                                      29,440,399
                                                                    ------------
Health Care (16.7%):
       91,300 Aetna, Inc.                                              7,864,582
       81,000 Health Net, Inc. * @                                     3,832,920
       99,600 Humana, Inc. *                                           4,768,848
      132,900 McKesson Corp.                                           6,306,105
      112,000 Pfizer, Inc.                                             2,796,640
      192,600 UnitedHealth Group, Inc.                                10,824,120
                                                                    ------------
                                                                      36,393,215
                                                                    ------------
Insurance (2.1%):
       99,800 The St. Paul Travelers Companies, Inc.                   4,478,026
                                                                    ------------
Manufacturing (10.1%):
       29,400 Centex Corp. @                                           1,898,652
      251,700 Eastman Kodak Co. @                                      6,123,861
       17,600 Masco Corp.                                                539,968
       47,800 Pulte Homes, Inc.                                        2,051,576
      401,500 Tyco International, Ltd.                                11,181,775
                                                                    ------------
                                                                      21,795,832
                                                                    ------------

Media (6.0%):
      343,500 DIRECTV Group, Inc. *                                    5,145,630
      241,500 Time Warner, Inc.                                        4,373,565
      328,800 WPP Group plc                                            3,354,651
                                                                    ------------
                                                                      12,873,846
                                                                    ------------
Retail/Wholesale (6.1%):
       83,900 Albertson's, Inc. @                                      2,152,035
      118,400 Home Depot, Inc.                                         4,515,776
       52,200 Sears Holdings Corp. * @                                 6,494,724
                                                                    ------------
                                                                      13,162,535
                                                                    ------------
Telecommunications (9.7%):
    1,328,900 Qwest Communications                                     5,448,490
              International, Inc. *
      649,244 Sprint Nextel Corp.                                     15,439,022
                                                                    ------------
                                                                      20,887,512
                                                                    ------------
Utilities (6.5%):
      613,300 AES Corp. * @                                           10,076,519
      139,200 Waste Management, Inc.                                   3,982,512
                                                                    ------------
                                                                      14,059,031
                                                                    ------------
TOTAL COMMON STOCKS (COST $196,470,590)                              211,192,231
                                                                    ------------
DEPOSIT ACCOUNT (2.5%):
    5,309,112 NTRS London Deposit Account                              5,309,112
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $5,309,112)                                5,309,112
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (12.7%):
   27,470,128 Northern Trust Liquid Institutional Asset Portfolio     27,470,128
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $27,470,128)            27,470,128
                                                                    ------------
TOTAL INVESTMENTS (COST $229,249,830) (a) - 112.8%                  $243,971,471
                                                                    ============

------------
Percentages noted above based on net assets as of September 30, 2005.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2005.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $19,797,082
Unrealized depreciation        (5,138,613)
                              -----------
Net unrealized appreciation   $14,658,469
                              ===========

     The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       93.2%
Bermuda              5.2%
United Kingdom       1.6%
                   -----
                   100.0%
                   =====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

  PRINCIPAL     SECURITY                                              AMORTIZED
    AMOUNT    DESCRIPTION                                                COST
------------- -----------                                            -----------
CERTIFICATES OF DEPOSIT (1.5%):
Banking/Financial Services (1.5%):
    5,000,000 Royal Bank of Scotland plc, 4.30%, 9/28/06             $ 5,000,000
                                                                     -----------
TOTAL CERTIFICATES OF DEPOSIT (COST $5,000,000)                        5,000,000
                                                                     -----------
COMMERCIAL PAPER (B) (64.4%):
Automobiles  (4.3%):
   14,000,000 DaimlerChrysler Revolving Auto, 3.80%, 10/13/05         13,982,500
                                                                     -----------
Banking/Financial Services (51.9%):
    5,385,000 Alliance & Lecester plc, 3.83%, 11/30/05 (c)             5,351,075
      443,000 Amsterdam Funding Corp., 3.63%, 10/4/05 (c)                442,868
    8,425,000 Amsterdam Funding Corp., 3.80%, 10/14/05 (c)             8,413,591
    2,000,000 Amsterdam Funding Corp., 3.80%, 10/18/05 (c)             1,996,458
   10,000,000 Bank of America Corp., 3.67%, 10/31/05                   9,969,833
    7,000,000 Cafco, LLC, 3.67%, 11/1/05 (c)                           6,978,179
    2,000,000 Cafco, LLC, 3.95%, 2/28/06 (c)                           1,967,500
   10,000,000 Ciesco, LP, 3.69%, 11/1/05 (c)                           9,968,656
    3,000,000 Citigroup, Inc., 3.85%, 10/27/05                         2,991,767
    6,000,000 Danske Corp., 3.83%, 10/27/05                            5,983,620
      880,000 DNB NOR Bank ASA, 3.70%, 10/3/05                           879,822
   13,031,000 DNB NOR Bank ASA, 3.81%, 10/12/05                       13,016,053
   14,000,000 Goldman Sachs Group, Inc., 3.81%, 10/21/05              13,970,755
    1,101,000 Market Street Funding, 3.72%, 10/13/05 (c)               1,099,653
    5,393,000 Morgan Stanley, 3.88%, 11/1/05                           5,375,214
    6,583,000 Northern Rock plc, 3.65%, 10/4/05 (c)                    6,581,025
    7,800,000 Park Granada, LLC, 3.77%, 10/7/05 (c)                    7,795,164
    1,514,000 Park Granada, LLC, 3.86%, 10/28/05 (c)                   1,509,674
    5,561,000 PB Finance (Delaware), 3.76%, 10/11/05                   5,555,269

    3,000,000 PB Finance (Delaware), 3.81%, 10/12/05                   2,996,553
   13,000,000 Preferred Receivables Funding, 3.70%, 10/4/05 (c)       12,996,046
    6,113,000 Sheffield Receivables Corp., 3.80%, 10/7/05 (c)          6,109,179
    7,000,000 Sheffield Receivables Corp., 3.82%, 10/11/05 (c)         6,992,669
    4,100,000 Southern Company Funding, 3.80%, 10/5/05 (c)             4,098,292
    1,423,000 Spiktab Swedmortgage, 3.80%, 10/21/05                    1,420,035
    1,500,000 SPINTAB Swedmortgage, 3.80%, 10/28/05                    1,495,781
    8,410,000 Triple A One Funding Corp., 3.76%, 10/7/05 (c)           8,404,800
   10,000,000 Tulip Funding, 3.68%, 10/28/05 (c)                       9,972,775
    5,000,000 UBS Finance Delaware, Inc., 3.82%, 11/1/05               4,983,790
                                                                     -----------
                                                                     169,316,096
                                                                     -----------
Insurance (1.2%):
    4,000,000 Prudential plc, 3.74%, 11/7/05                           3,984,830
                                                                     -----------
Manufacturing (3.2%):
   10,300,000 Dover Corp., 3.84%, 10/14/05 (c)                        10,285,903
                                                                     -----------
Telecommunications (3.8%):
    1,510,000 ALLTEL Corp., 3.80%, 10/4/05 (c)                         1,509,528
    4,000,000 ALLTEL Corp., 3.80%, 10/6/05 (c)                         3,997,917
    6,800,000 ALLTEL Corp., 3.81%, 10/24/05 (c)                        6,783,665
                                                                     -----------
                                                                      12,291,110
                                                                     -----------
TOTAL COMMERCIAL PAPER (COST $209,860,439)                           209,860,439
                                                                     -----------
CORPORATE BONDS (25.6%):
Banking/Financial Services (22.5%):
    5,000,000 American Express Credit, 3.76%, 11/5/06*                 5,002,939
    5,000,000 Fifth Third Bank, 3.71%, 11/14/05*                       4,999,528
   13,750,000 JP Morgan Chase & Co., 5.63%, 8/15/06                   13,925,214
    5,000,000 Merrill Lynch & Co., 3.71%, 2/3/09*                      5,000,000
    5,000,000 Merrill Lynch & Co., 3.75%, 9/15/10*                     5,000,000
   10,000,000 Morgan Stanley, 3.87%, 10/27/06*                        10,002,818
    8,000,000 Nordea Bank AB, 3.71%, 10/11/06* (c)                     8,000,000
    6,000,000 Paccar Financial Corp., 3.72%, 9/13/10*                  6,000,000
   10,000,000 Suntrust Bank, 3.77%, 12/12/05*                          9,999,170
      500,000 US Bank NA, 3.76%, 12/5/05*                                500,004
    5,000,000 Wells Fargo & Co., 3.64%, 7/3/11*                        5,000,000
                                                                     -----------
                                                                      73,429,673
                                                                     -----------
Insurance (3.1%):

   10,000,000 Irish Life & Permanent, 3.83%, 10/20/06* (c)             9,999,020
                                                                    ------------
TOTAL CORPORATE BONDS (COST $83,428,693)                              83,428,693
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (8.7%):
Federal Home Loan Bank (2.8%):
    2,160,000 2.00%, 7/21/06                                           2,127,462
    7,000,000 2.88%, 8/15/06                                           6,930,669
                                                                    ------------
                                                                       9,058,131
                                                                    ------------
Federal Home Loan Mortgage Corporation (2.8%):
    5,000,000 2.94%, 11/28/05 (b)                                      4,976,639
    4,170,000 5.50%, 7/15/06                                           4,219,192
                                                                    ------------
                                                                       9,195,831
                                                                    ------------
Federal National Mortgage Association (3.1%):
   10,000,000 3.57%, 9/7/06*                                           9,993,054
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES (COST $28,247,016)        28,247,016
                                                                    ------------
DEPOSIT ACCOUNT (0.0%):
          546 TNT Offshore Deposit Account                                   546
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $546)                                            546
                                                                    ------------
TOTAL INVESTMENTS (COST $326,536,694) (A) -  100.2%                 $326,536,694
                                                                    ============

----------
Percentages noted above are based on net assets as of September 30, 2005.

* Variable rate security. The rate presented represents the rate in effect at September 30, 2005. The date presented represents the maturity date.

(a)  Also represents cost for federal tax purposes.

(b)  The rates presented represent the effective yields at September 30, 2005.

(c) Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OCC RENAISSANCE FUND (FORMERLY KNOWN AS USAZ PEA RENAISSANCE FUND)
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

          SHARES                                                      FAIR VALUE
          ------                                                     -----------
COMMON STOCKS (98.4%):
Aerospace/Defense (1.3%):
      71,200 L-3 Communications Holdings, Inc. @                     $ 5,629,784
                                                                     -----------
Banking/Financial Services (22.7%):
      58,900 Ambac Financial Group, Inc.                               4,244,334
     295,300 Aon Corp.                                                 9,473,224
     148,300 Capital One Financial Corp.                              11,792,816
     268,300 CIT Group, Inc.                                          12,121,794
     322,700 Citigroup, Inc.                                          14,689,304
     489,000 J.P. Morgan Chase & Co.                                  16,591,770
      19,100 M&T Bank Corp.                                            2,019,061
     146,700 Merrill Lynch & Company, Inc. @                           9,000,045
       3,743 Piper Jaffray Companies, Inc. *                             111,766
     140,300 TCF Financial Corp.                                       3,753,025
     163,600 Zions Bancorporation @                                   11,649,956
                                                                     -----------
                                                                      95,447,095
                                                                     -----------
Chemicals (3.0%):
     510,700 Chemtura Corp.                                            6,342,894
     174,300 Huntsman Corp. *                                          3,407,565
      97,200 Lyondell Chemical Co.                                     2,781,864
                                                                     -----------
                                                                      12,532,323
                                                                     -----------
Computers (1.3%):
     174,300 McAfee, Inc. *                                            5,476,506
                                                                     -----------
Electronics (7.1%):
     105,200 Arrow Electronics, Inc. *                                 3,299,072
      67,000 DRS Technologies, Inc.                                    3,307,120
     361,900 Gentex Corp. @                                            6,297,060
     308,100 Jabil Circuit, Inc. *                                     9,526,452
   1,264,000 Sanmina-SCI Corp. *                                       5,422,560
      91,200 Tektronix, Inc.                                           2,300,976
                                                                     -----------
                                                                      30,153,240
                                                                     -----------
Health Care (6.5%):
     211,800 Beckman Coulter, Inc.                                    11,432,964
     100,900 Biomet, Inc.                                              3,502,239
      67,900 Charles River Laboratories
                International, Inc. *                                  2,961,798
       2,507 Covance, Inc. *                                             120,311
     191,800 Laboratory Corporation of America Holdings *              9,342,578
                                                                     -----------
                                                                      27,359,890
                                                                     -----------
Insurance (7.1%):
     220,600 Conseco, Inc. * @                                         4,656,866
      95,700 Hartford Financial Services Group, Inc.                   7,385,169
     296,100 Marsh & McLennan Companies, Inc.                          8,998,479

      28,600 PartnerRe, Ltd.                                           1,831,830
      70,154 Reinsurance Group of America, Inc.                        3,135,884
      62,000 XL Capital, Ltd., Class A                                 4,217,860
                                                                      ----------
                                                                      30,226,088
                                                                      ----------
Manufacturing (8.9%):
      75,600 Amphenol Corp., Class A                                   3,049,704
     221,600 Eaton Corp.                                              14,082,680
     270,000 Input/Output, Inc. * @                                    2,154,600
      96,738 Oshkosh Truck Corp.                                       4,175,212
      94,500 Parker Hannifin Corp.                                     6,077,295
      72,400 Sonoco Products Co.                                       1,977,244
     149,900 Thermo Electron Corp. *                                   4,631,910
      84,100 Wabash National Corp.                                     1,653,406
                                                                      ----------
                                                                      37,802,051
                                                                      ----------
Media (5.9%):
     144,500 Lamar Advertising Co., Class A * @                        6,554,520
     489,000 News Corp., Class A                                       7,623,510
   1,075,900 WPP Group plc                                            10,977,095
                                                                      ----------
                                                                      25,155,125
                                                                      ----------
Oil/Gas (9.9%):
     146,700 ConocoPhillips                                           10,255,797
      75,149 Exxon Mobil Corp.                                         4,774,967
     105,000 Nabors Industries, Ltd. * @                               7,542,150
     148,500 National-Oilwell Varco, Inc. *                            9,771,300
     213,000 XTO Energy, Inc.                                          9,653,160
                                                                      ----------
                                                                      41,997,374
                                                                      ----------
Pharmaceuticals (5.3%):
     293,400 Bristol-Myers Squibb Co. @                                7,059,204
     303,200 Pfizer, Inc.                                              7,570,904
      92,900 Sanofi-Aventis                                            7,684,482
                                                                      ----------
                                                                      22,314,590
                                                                      ----------
Retail/Wholesale (5.0%):
     100,900 Applebee's International, Inc.                            2,087,621
     125,200 Claire's Stores, Inc.                                     3,021,076
     106,281 Lear Corp. @                                              3,610,366
      58,100 Ruby Tuesday, Inc.                                        1,264,256
     445,200 Smurfit-Stone Container Corp. *                           4,612,272
     326,800 TJX Companies, Inc. @                                     6,692,864
                                                                      ----------
                                                                      21,288,455
                                                                      ----------
Services (6.2%):
      97,800 Career Education Corp. * @                                3,477,768
      92,000 Dun & Bradstreet Corp. *                                  6,060,040
     390,000 LA Quinta Corp. *                                         3,389,100
     181,100 Waters Corp. *                                            7,533,760
     145,200 Zebra Technologies Corp., Class A *                       5,675,868
                                                                      ----------
                                                                      26,136,536
                                                                      ----------
Telecommunications (1.5%):
      97,800 Alltel Corp.                                              6,367,758
                                                                      ----------
Transportation (2.7%):
     261,400 Royal Caribbean Cruises, Ltd. @                          11,292,480
                                                                      ----------
Utilities (4.0%):
     711,600 Allied Waste Industries, Inc. * @                         6,013,020
     146,700 Cinergy Corp.                                             6,514,947

       72,586 DPL, Inc.                                                2,017,891
       58,000 SCANA Corp.                                              2,449,920
                                                                    ------------
                                                                      16,995,778
                                                                    ------------
TOTAL COMMON STOCKS (COST $403,545,412)                              416,175,073
                                                                    ------------
DEPOSIT ACCOUNT (5.3%):
   22,399,500 NTRS London Deposit Account                             22,399,500
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $22,399,500)                              22,399,500
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (12.9%):
   54,513,185 Allianz Dresdner Daily Asset Fund #                     54,513,185
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $54,513,185)            54,513,185
                                                                    ------------
TOTAL INVESTMENTS (COST $480,458,097) (a) - 116.6%                  $493,087,758
                                                                    ============

----------
Percentages noted above are based on net assets as of September 30, 2005.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2005.

#    Investment in affiliate.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation                                            $ 26,716,604
Unrealized depreciation                                             (15,537,825)
                                                                   ------------
Net unrealized appreciation                                        $ 11,178,779
                                                                   ============

     At September 30, 2005, the fund's foreign currency exchange contracts were as follows:

                                Delivery   Contract     Fair      Unrealized
Long                               Date     Amount      Value    Depreciation
----                            --------   --------   --------   ------------
Deliver US Dollar in exchange
For 250,438 British Pounds       10/5/05   $441,768   $441,632      $(136)
Deliver US Dollar in exchange
For 361,917 Euro                 10/5/05   $435,227   $435,025      $(202)

     The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investments.

Country                                                               Percentage
-------                                                               ----------
United States                                                            94.1%
United Kingdom                                                            2.6%
France                                                                    1.9%
Taiwan                                                                    1.0%
Bermuda                                                                   0.4%
                                                                        -----
                                                                        100.0%
                                                                        =====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OCC VALUE FUND (FORMERLY KNOWN AS USAZ PEA VALUE FUND)
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

                      SHARES                                         FAIR VALUE
                      ------                                        ------------
COMMON STOCKS (96.0%):
Aerospace/Defense (1.0%):
       34,300 Boeing Co.                                            $  2,330,685
                                                                    ------------
Automobiles (1.4%):
       43,400 Magna International, Inc., Class A @                     3,248,924
                                                                    ------------
Banking/Financial Services (22.9%):
      100,000 Ambac Financial Group, Inc.                              7,206,000
      140,000 Bank of America Corp.                                    5,894,000
       53,400 Capital One Financial Corp.                              4,246,368
      264,000 Citigroup, Inc.                                         12,017,280
      187,000 Countrywide Financial Corp.                              6,167,260
      267,400 J.P. Morgan Chase & Co.                                  9,072,882
      100,000 Merrill Lynch & Company, Inc.                            6,135,000
       58,000 Morgan Stanley                                           3,128,520
                                                                    ------------
                                                                      53,867,310
                                                                    ------------
Chemicals (2.1%):
      175,000 Lyondell Chemical Co.                                    5,008,500
                                                                    ------------
Computers (1.3%):
       95,000 McAfee, Inc. * @                                         2,984,900
                                                                    ------------
Electronics  (3.0%):
      582,000 Sanmina-SCI Corp. * @                                    2,496,780
      560,000 Taiwan Semiconductor Manufacturing
                 Company, Ltd., ADR @                                  4,603,200
                                                                    ------------
                                                                       7,099,980
                                                                    ------------
Insurance (13.1%):
      151,000 American International Group, Inc.                       9,355,960
       83,000 Genworth Financial, Inc., Class A                        2,675,920
      134,000 Marsh & McLennan Companies, Inc.                         4,072,260
      185,000 MetLife, Inc.                                            9,218,550
       76,600 The St. Paul Travelers Companies, Inc.                   3,437,042
       27,000 XL Capital, Ltd., Class A                                1,836,810
                                                                    ------------
                                                                      30,596,542
                                                                    ------------
Manufacturing (5.6%):
      190,000 Honeywell International, Inc.                            7,125,000
       92,000 Parker Hannifin Corp. @                                  5,916,520
                                                                    ------------
                                                                      13,041,520
                                                                    ------------
Media (0.9%):
      130,000 News Corp., Class A                                      2,026,700
                                                                    ------------
Metals/Mining (3.8%):
      186,000 Inco, Ltd. @                                             8,807,100
                                                                    ------------
Oil/Gas (15.0%):
      140,000 BP plc, ADR                                              9,919,000
      157,000 ChevronTexaco Corp.                                     10,162,610

      101,000 ConocoPhillips                                           7,060,910
      126,804 Exxon Mobil Corp.                                        8,057,126
                                                                    ------------
                                                                      35,199,646
                                                                    ------------
Pharmaceuticals (8.9%):
      324,000 Pfizer, Inc.                                             8,090,280
      117,000 Sanofi-Aventis                                           9,677,980
                                                                    ------------
      142,000 Schering-Plough Corp.                                    2,989,100
                                                                    ------------
                                                                      20,757,360
                                                                    ------------
Retail/Wholesale (5.3%):
       94,000 Home Depot, Inc.                                         3,585,160
       91,000 Sherwin-Williams Co.                                     4,010,370
      239,800 TJX Companies, Inc. @                                    4,911,104
                                                                    ------------
                                                                      12,506,634
                                                                    ------------
Services (2.1%):
      138,000 Career Education Corp. * @                               4,907,280
                                                                    ------------
Telecommunications (5.2%):
      140,000 Alltel Corp. @                                           9,115,400
      181,100 Nokia Corp., ADR @                                       3,062,401
                                                                    ------------
                                                                      12,177,801
                                                                    ------------
Travel/Entertainment (2.0%):
       92,000 Carnival Corp.                                           4,598,160
                                                                    ------------
Utilities (2.4%):
       37,000 Dominion Resources, Inc.                                 3,187,180
       69,000 General Electric Co.                                     2,323,230
                                                                    ------------
                                                                       5,510,410
                                                                    ------------
TOTAL COMMON STOCKS (COST $214,683,692)                              224,669,452
                                                                    ------------
DEPOSIT ACCOUNT (3.9%):
    9,198,740 NTRS London Deposit Account                              9,198,740
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $9,198,740)                                9,198,740
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (8.9%):
   20,741,448 Northern Trust Liquid Institutional Asset Portfolio     20,741,448
                                                                    ------------

TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $20,741,448)            20,741,448
                                                                    ------------
TOTAL INVESTMENTS (COST $244,623,880) (a) - 108.8%                  $254,609,640
                                                                    ============

----------
Percentages noted above are based on net assets as of September 30, 2005.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2005.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $13,188,977
Unrealized depreciation        (4,896,888)
                              -----------
Net unrealized appreciation   $ 8,292,089
                              ===========

     The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investments.

    Country      Percentage
    -------      ----------
United States       83.2%
Canada               5.2%
United Kingdom       4.2%
France               4.1%
Taiwan               2.0%
Finland              1.3%
                   -----
                   100.0%
                   =====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

  SHARES                                                              FAIR VALUE
  ------                                                             -----------
COMMON STOCKS (96.8%):
Banking/Financial Services (4.8%):
    40,400 Bankrate, Inc. * @                                        $ 1,108,172
     7,400 Global Cash Access, Inc. *                                    104,340
    25,200 Greenhill & Company, Inc.                                   1,050,588
    39,400 Hanmi Financial Corp. @                                       707,230
    68,100 Harris & Harris Group, Inc. * @                               755,910
    47,900 Heartland Payment Systems, Inc. *                           1,142,894
    21,100 PrivateBancorp, Inc.                                          723,308
    52,400 UTEK Corp. *                                                  652,319
                                                                     -----------
                                                                       6,244,761
                                                                     -----------
Computers (14.1%):
    82,570 Aladdin Knowledge Systems *                                 1,741,401
    63,100 Digital River, Inc. *                                       2,199,035
    34,800 F5 Networks, Inc. *                                         1,512,756
    32,000 Hyperion Solutions Corp. *                                  1,556,800
    91,900 Informatica Corp. *                                         1,104,638
   249,100 Intellisync Corp. * @                                       1,106,004
    37,800 M-Systems Flash Disk Pioneers, Ltd. * @                     1,130,976
    53,600 MICROS Systems, Inc. *                                      2,345,000
    89,000 Redback Networks, Inc. *                                      882,880
    29,100 Satyam Computer Services, Ltd., ADR                           879,402
     4,000 Sigma Designs, Inc. * @                                        43,920
    34,540 SRA International, Inc., Class A *                          1,225,479
   113,000 VASCO Data Security International, Inc. * @                 1,024,910
   104,000 Wind River Systems, Inc. *                                  1,344,720
                                                                     -----------
                                                                      18,097,921
                                                                     -----------
E-Commerce (4.4%):
    90,840 Bottomline Technologies, Inc. *                             1,370,776
    14,800 Ctrip.com International, Ltd., ADR                            948,384
    17,500 Equinix, Inc. *                                               728,875
    49,900 GSI Commerce, Inc. * @                                        993,010
    93,830 Openwave Systems, Inc. * @                                  1,687,063
                                                                     -----------
                                                                       5,728,108
                                                                     -----------
Electronics (19.4%):
    42,000 02Micro International, Ltd. *                                 661,080
     1,600 Advanced Analogic Technologies, Inc. *                         17,904
    38,200 ATMI, Inc. *                                                1,184,200
    51,000 Brightpoint, Inc. *                                           976,140
    34,500 Cogent, Inc. *                                                819,375
    31,000 Cohu, Inc.                                                    733,150
    60,100 Diodes, Inc. *                                              2,179,225

    51,160 Energy Conversion Devices, Inc. * @                         2,296,060
   107,100 Evergreen Solar, Inc. * @                                     999,243
    48,500 Flir Systems, Inc. *                                        1,434,630
    32,900 Hittite Microwave Corp. *                                     666,225
     5,300 Ikanos Communications, Inc. * @                                65,137
    18,900 Itron, Inc. *                                                 862,974
    17,100 MEMC Electronic Materials, Inc. *                             389,709
    75,820 Microsemi Corp. *                                           1,936,443
    37,500 Netlogic Microsystems, Inc. *                                 809,625
   144,740 ON Semiconductor Corp. *                                      748,306
    60,700 PortalPlayer, Inc. * @                                      1,665,001
    50,000 PowersDsine, Ltd. *                                           551,000
    48,800 SiRF Technology Holdings, Inc. *                            1,470,344
   115,640 Skyworks Solutions, Inc. *                                    811,793
    21,500 Standard Microsystems Corp. *                                 643,065
    41,100 Supertex, Inc. *                                            1,232,589
    53,470 Trident Microsystems, Inc. *                                1,700,881
                                                                     -----------
                                                                      24,854,099
                                                                     -----------
Health Care (12.4%):
    26,500 Amedisys, Inc. * @                                          1,033,500
    44,100 Aspect Medical Systems, Inc. *                              1,306,683
    49,400 Centene Corp. *                                             1,236,482
    39,200 Foxhollow Technologies, Inc. * @                            1,866,312
    29,600 Gen-Probe, Inc. *                                           1,463,720
    24,300 Herbalife, Ltd. *                                             732,402
   116,400 IRIS International, Inc. * @                                2,146,416
    29,100 Matria Healthcare, Inc. *                                   1,098,525
    25,350 Psychiatric Solutions, Inc. * @                             1,374,731
    56,700 Radiation Therapy Services, Inc. *                          1,806,462
    96,400 Regeneration Technologies, Inc. *                             787,588
    31,000 WellCare Health Plans, Inc. *                               1,148,550
                                                                     -----------
                                                                      16,001,371
                                                                     -----------
Insurance (0.0%):
     1,600 James River Group, Inc. *                                      28,160
                                                                     -----------
Manufacturing (1.9%):
   151,400 Jones Soda Co. * @                                            832,700
    13,375 Joy Global, Inc.                                              674,903
    11,800 Meritage Corp. *                                              904,588
                                                                     -----------
                                                                       2,412,191
                                                                     -----------
Media (2.7%):
    39,910 Central Eurpoean Media Enterprises, Ltd., Class A *         2,107,647
   129,710 Imax Corp. * @                                              1,352,875
                                                                     -----------
                                                                       3,460,522
                                                                     -----------
Medical Equipment & Supplies (8.2%):
    35,980 ArthroCare Corp. * @                                        1,447,116
    69,500 Atricure, Inc. *                                              966,050
    27,500 Hologic, Inc. * @                                           1,588,125
    10,000 Intuitive Surgical, Inc. *                                    732,900
    46,200 Kyphon, Inc. *                                              2,030,028
    34,000 Meridian Bioscience, Inc.                                     703,800
    21,500 Symmetry Medical, Inc. *                                      509,550
    36,900 Ventana Medical Systems, Inc. *                             1,404,783
    50,720 Vital Images, Inc. * @                                      1,129,027
                                                                     -----------
                                                                      10,511,379
                                                                     -----------

Oil/Gas (0.8%):
     8,000 Dresser-Rand Group, Inc. *                                    197,040
    21,100 Todco, Class A                                                880,081
                                                                    ------------
                                                                       1,077,121
                                                                    ------------
Pharmaceuticals (7.9%):
    27,700 Adams Respiratory Therapeutics, Inc *                         894,433
   139,500 Arena Pharmaceuticals, Inc. * @                             1,381,050
    62,300 Cubist Pharmaceuticals, Inc *                               1,341,942
    58,200 First Horizon Pharmaceutical Corp. * @                      1,156,434
    61,500 Nektar Therapeutic * @                                      1,042,425
    45,600 SFBC International, Inc. *                                  2,024,184
    54,850 VaxGen, Inc. *                                                789,840
    73,500 ViroPharma, Inc. *                                          1,528,800
                                                                    ------------
                                                                      10,159,108
                                                                    ------------
Retail/Wholesale (5.4%):
    26,400 Bebe Stores, Inc. @                                           462,000
    48,500 Builders FirstSource, Inc. *                                1,083,005
     9,700 Building Materials Holding Corp. @                            903,943
    21,600 Central European Distribution Corp. *                         919,944
    13,520 Children's Place Retail Stores, Inc. *                        481,853
    27,800 Diamond Foods, Inc. *                                         475,380
    27,200 Gildan Activewear, Inc. *                                   1,039,856
    75,000 Poore Brothers, Inc. *                                        408,750
    66,460 Quiksilver, Inc. *                                            960,347
    17,300 VistaPrint, Ltd.                                              263,825
                                                                    ------------
                                                                       6,998,903
                                                                    ------------
Services (4.3%):
    92,600 aQuantive, Inc. *                                           1,864,038
    22,000 Bright Horizons Family Solutions, Inc. *                      844,800
    13,000 Chemed Corp.                                                  563,420
    37,800 Life Time Fitness, Inc. *                                   1,252,692
    57,600 Valueclick, Inc. * @                                          984,384
                                                                    ------------
                                                                       5,509,334
                                                                    ------------
Telecommunications (4.4%):
    80,000 AudioCodes, Ltd. *                                            880,800
    72,030 Ixia *                                                      1,059,561
    25,000 J2 Global Communications, Inc. *                            1,010,500
    19,500 NeuStar, Inc. *                                               623,805
    38,800 Orckit Communications, Ltd. *                                 971,164
    76,600 SBA Communications Corp., Class A *                         1,183,470
                                                                    ------------
                                                                       5,729,300
                                                                    ------------
Transportation (1.2%):
    41,300 HUB Group, Inc., Class A *                                  1,516,123
                                                                    ------------
Travel/Entertainment (4.9%):
   100,200 Mikohn Gaming Corp. *                                       1,331,658
    32,200 Orient-Express Hotel, Ltd., Class A                           915,124
    26,960 Penn National Gaming, Inc. *                                  838,726
    79,400 Scientific Games Corp., Class A * @                         2,461,400
   131,000 Youbet.com, Inc. *                                            750,630
                                                                    ------------

                                                                       6,297,538
                                                                    ------------
TOTAL COMMON STOCKS (COST $103,991,352)                              124,625,939
                                                                    ------------
DEPOSIT ACCOUNT (2.4%):
    3,118,509 NTRS London Deposit Account                              3,118,509
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $3,118,509)                                3,118,509
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (25.6%):
   32,972,433 Allianz Dresdner Daily Asset Fund #                     32,972,433
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $32,972,433)            32,972,433
                                                                    ------------
TOTAL INVESTMENTS (COST $140,082,294) (a) - 124.8%                  $160,716,881
                                                                    ============

----------
Percentages noted above are based on net assets as of September 30, 2005.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2005.

#    Investment in affiliate.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $21,551,318
Unrealized depreciation        (1,272,630)
                              -----------
Net unrealized appreciation   $20,278,688
                              ===========

     The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investments.

Country         Percentage
-------         ----------
United States      96.3%
Israel              2.3%
India               0.7%
Switzerland         0.7%
                  -----
                  100.0%
                  =====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

          SHARES                                                      FAIR VALUE
          ------                                                     -----------
COMMON STOCKS (97.7%):
Banking/Financial Services (0.7%):
       27,610 Harris & Harris Group, Inc. * @                        $   306,471
                                                                     -----------
Computers (41.8%):
       24,980 Adobe Systems, Inc.                                        745,653
       42,090 Aladdin Knowledge Systems * @                              887,678
       27,800 Apple Computer, Inc. *                                   1,490,357
       26,670 Autodesk, Inc.                                           1,238,555
       72,300 Cisco Systems, Inc. *                                    1,296,339
       11,570 Cognizant Technology Solutions Corp. *                     539,046
       11,800 Cognos, Inc. *                                             459,374
       30,670 Dell, Inc. *                                             1,048,914
       22,800 Digital River, Inc. * @                                    794,580
        5,700 Electronic Arts, Inc. *                                    324,273
       47,100 EMC Corp. *                                                609,474
       17,200 F5 Networks, Inc. * @                                      747,684
       10,290 Hyperion Solutions Corp. *                                 500,609
       39,600 Informatica Corp. *                                        475,992
       82,800 Intellisync Corp. * @                                      367,632
       18,530 M-Systems Flash Disk Pioneers, Ltd. * @                    554,418
       35,770 McAfee, Inc. *                                           1,123,893
       25,670 Mercury Interactive Corp. *                              1,016,532
       21,400 MICROS Systems, Inc. *                                     936,250
       34,570 Microsoft Corp.                                            889,486
       49,400 Redback Networks, Inc. * @                                 490,048
       22,210 Seagate Technology                                         352,029
       48,400 VASCO Data Security International, Inc. * @                438,988
       39,560 VeriSign, Inc. *                                           845,397
       41,800 Wind River Systems, Inc. *                                 540,474
        1,000 Witness Systems, Inc. * @                                   20,890
                                                                     -----------
                                                                      18,734,565
                                                                     -----------
E-Commerce (9.1%):
        4,950 Ctrip.com International, Ltd., ADR @                       317,196
        9,680 Equinix, Inc. * @                                          403,172
        3,770 Google, Inc., Class A *                                  1,193,055
       27,200 GSI Commerce, Inc. * @                                     541,280
       38,150 Openwave Systems, Inc. * @                                 685,937
       27,360 Yahoo!, Inc. *                                             925,862
                                                                     -----------
                                                                       4,066,502
                                                                     -----------
Electronics (29.4%):
       26,100 02Micro International, Ltd. *                              410,814
          600 Advanced Analogic Technologies, Inc. * @                     6,714
       16,100 ATMI, Inc. *                                               499,100

       20,850 Brightpoint, Inc. *                                        399,069
       15,660 Broadcom Corp., Class A *                                  734,611
       16,100 Cohu, Inc.                                                 380,765
        9,000 Diodes, Inc. * @                                           326,340
       15,000 Emulex Corp. *                                             303,150
       18,490 Energy Conversion Devices, Inc. * @                        829,831
       25,000 Entegris, Inc. *                                           282,500
       26,310 Evergreen Solar, Inc. * @                                  245,472
       12,300 Hittite Microwave Corp. * @                                249,075
       38,530 Intel Corp.                                                949,764
        6,400 Itron, Inc. *                                              292,224
       22,960 Linear Technology Corp.                                    863,066
       14,000 Marvell Technology Group, Ltd. *                           645,540
       21,120 Maxim Integrated Products, Inc.                            900,768
        6,400 MEMC Electronic Materials, Inc. *                          145,856
       17,430 Microchip Technology, Inc.                                 524,992
       34,410 Microsemi Corp. * @                                        878,831
       36,640 ON Semiconductor Corp. * @                                 189,429
       55,080 PMC-Sierra, Inc. * @                                       485,255
       15,000 PortalPlayer, Inc. * @                                     411,450
       17,900 SiRF Technology Holdings, Inc. * @                         539,327
       55,640 Skyworks Solutions, Inc. * @                               390,593
       15,100 Supertex, Inc. *                                           452,849
       25,690 Trident Microsystems, Inc. * @                             817,199
                                                                     -----------
                                                                      13,154,584
                                                                     -----------
Health Care (0.8%):
        7,600 Gen-Probe, Inc. *                                          375,820
                                                                     -----------
Pharmaceuticals (0.7%):
        8,330 Varian Medical Systems, Inc. *                             329,118
                                                                     -----------
Services (1.5%):
       34,100 aQuantive, Inc. * @                                        686,433
                                                                     -----------
Telecommunications (13.7%):
       28,960 Airspan Networks, Inc. * @                                 145,669
       29,486 American Tower Corp., Class A *                            735,676
       20,580 Comverse Technology, Inc. *                                540,637
       45,110 Corning, Inc. *                                            871,976
       22,810 Ixia *                                                     335,535
        9,000 J2 Global Communications, Inc. *                           363,780
       15,700 NeuStar, Inc. *                                            502,243
       41,900 Nokia Corp., ADR                                           708,529
       16,800 Orckit Communications, Ltd. * @                            420,504
       23,320 QUALCOMM, Inc.                                           1,043,570
       30,900 SBA Communications Corp., Class A * @                      477,405
                                                                     -----------
                                                                       6,145,524
                                                                     -----------
TOTAL COMMON STOCKS (COST $36,799,195)                                43,799,017
                                                                     -----------
DEPOSIT ACCOUNT (2.8%):
    1,237,534 NTRS London Deposit Account                              1,237,534
                                                                     -----------
TOTAL DEPOSIT ACCOUNT (COST $1,237,534)                                1,237,534
                                                                     -----------
COLLATERAL FOR SECURITIES ON LOAN (23.9%):
   10,693,438 Northern Trust Liquid Institutional
                 Asset Portfolio                                      10,693,438
                                                                     -----------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $10,693,438)            10,693,438
                                                                     -----------

TOTAL INVESTMENTS (COST $48,730,167) (a) - 124.4%                    $55,729,989
                                                                     ===========

----------
Percentages noted above are based on net assets as of September 30, 2005.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2005.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation                                              $7,430,143
Unrealized depreciation                                              $ (825,836)
                                                                     ----------
Net unrealized appreciation                                          $6,604,307
                                                                     ==========

     The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investments.

Country         Percentage
---------       ----------
United states      92.1%
Israel              3.2%
Finland             1.6%
Bermuda             1.4%
Canada              1.0%
Switzerland         0.7%
                  -----
                  100.0%
                  =====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER GLOBAL FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

          SHARES                                                      FAIR VALUE
          ------                                                     -----------
COMMON STOCKS (95.8%):
Aerospace/Defense  (3.2%):
    37,000 Empresa Brasileira de Aeronautica SA, ADR @               $ 1,428,200
    40,410 European Aeronautic Defence and Space Co. @                 1,433,915
    10,310 Lockheed Martin Corp.                                         629,322
    22,400 Raytheon Co.                                                  851,648
                                                                     -----------
                                                                       4,343,085
                                                                     -----------
Airlines (0.5%):
    10,840 Boeing Co.                                                    736,578
                                                                     -----------
Banking/Financial Services (11.9%):
    42,030 3i Group plc                                                  581,742
    24,720 ACE, Ltd.                                                   1,163,570
    22,460 American Express Co.                                        1,290,102
    48,408 Anglo Irish Bank Corp. plc                                    657,167
    18,070 Australia and New Zeland Banking Group, Ltd.                  330,730
     7,680 Citigroup, Inc.                                               349,594
    18,400 Credit Saison Company, Ltd.                                   807,731
    30,099 Credit Suisse Group                                         1,333,857
    77,645 HSBC Holdings plc                                           1,263,695
    26,400 ICICI Bank, Ltd., ADR @                                       745,800
    29,404 JPMorgan Chase & Co.                                          997,678
    27,000 Morgan Stanley                                              1,456,380
    26,680 Northern Trust Corp.                                        1,348,674
       225 Resona Holdings, Inc. *                                       585,467
    70,434 Royal Bank of Scotland Group plc                            2,000,345
    10,880 Societe Generale                                            1,242,890
                                                                     -----------
                                                                      16,155,422
                                                                     -----------
Beverages (0.5%):
    12,990 Starbucks Corp. *                                             650,799
                                                                     -----------
Computers (7.0%):
    23,800 Adobe Systems, Inc.                                           710,430
     8,100 Canon, Inc.                                                   439,224
    43,300 Cisco Systems, Inc. *                                         776,369
    13,080 International Business Machines Corp.                       1,049,278
    13,600 Intuit, Inc. *                                                609,416
    16,670 Juniper Networks, Inc. *                                      396,579
    74,000 Microsoft Corp.                                             1,904,019
   102,670 Novell, Inc. * @                                              764,892
     8,032 SAP AG                                                      1,390,394
    15,200 SQUARE ENIX Company, Ltd.                                     421,759
   135,120 Sun Microsystems, Inc. *                                      529,670
    13,000 Trend Micro, Inc.                                             414,077
                                                                     -----------
                                                                       9,406,107
                                                                     -----------

Diversified (0.4%):
    54,000 Hutchison Whampoa, Ltd.                                       559,858
                                                                     -----------
E-Commerce (1.7%):
    10,640 Amazon.com, Inc. *                                            481,992
    44,200 eBay, Inc. *                                                1,821,040
                                                                     -----------
                                                                       2,303,032
                                                                     -----------
Electronics (7.9%):
    90,550 Advanced Micro Devices, Inc. *                              2,281,861
    15,900 Altera Corp. *                                                303,849
    34,290 Cadence Design Systems, Inc. *                                554,126
    26,200 Cree, Inc. * @                                                655,524
     8,600 HOYA Corp.                                                    287,296
    25,800 HOYA Corp., When Issued *                                     877,427
    12,500 International Rectifier Corp. * @                             563,500
     2,600 Keyence Corp.                                                 656,324
    57,100 Koninklijke (Royal) Philips Electronics NV                  1,518,468
     3,200 NIDEC Corp., When Issued *                                    190,026
     2,417 Samsung Electronics Company, Ltd.                           1,368,968
     6,100 Silicon Laboratories, Inc. * @                                185,379
    37,700 Sony Corp.                                                  1,246,424
                                                                     -----------
                                                                      10,689,172
                                                                     -----------
Health Care (2.7%):
    26,300 Boston Scientific Corp. *                                     614,631
    12,680 Express Scripts, Inc. *                                       788,696
     5,400 Medtronic, Inc.                                               289,548
    21,100 Quest Diagnostics, Inc.                                     1,066,394
   102,812 Smith & Nephew plc                                            863,775
                                                                     -----------
                                                                       3,623,044
                                                                     -----------
Insurance (2.1%):
       280 Berkshire Hathaway, Inc., Class B *                           764,680
     4,810 Everest Re Group, Ltd.                                        470,899
    13,050 Manulife Financial Corp.                                      696,180
    99,097 Prudential plc                                                901,527
                                                                     -----------
                                                                       2,833,286
                                                                     -----------
Investment Companies (0.7%):
    30,874 Investor AB, B Shares @                                       480,444
   174,289 Macquarie Airports                                            437,050
                                                                     -----------
                                                                         917,494
                                                                     -----------
Manufacturing (12.0%):
    11,300 3M Co.                                                        828,968
   127,631 Cadbury Schweppes plc                                       1,288,641
    22,700 Coach, Inc. *                                                 711,872
    21,590 Companhia de Bebidas das Americas, ADR @                      802,716
     6,860 Essilor International SA                                      568,253
     4,800 Fanuc, Ltd.                                                   389,209
   110,300 Fomento Economico Mexicano, SA de CV                          770,956
    19,040 Gillette Co.                                                1,108,128
   151,190 Grupo Modelo, SA de CV, Series C @                            489,229
    11,914 Hyundai Heavy Industries Company, Ltd.                        886,774

    19,200 Murata Manufacturing Company,                               1,077,435
           Ltd.
     3,200 Nidec Corp.                                                   190,641
       882 Porsche AG                                                    676,333
    77,673 Reckitt Benckiser plc                                       2,368,523
    38,000 Shiseido Company, Ltd.                                        550,502
    15,170 Siemens AG                                                  1,169,719
   460,330 Taiwan Semiconductor Manufacturing Company, Ltd.              742,187
     5,700 Takeda Chemical Industries, Ltd.                              340,045
    25,900 Toyota Motor Corp.                                          1,195,360
                                                                    ------------
                                                                      16,155,491
                                                                    ------------
Media (3.8%):
    16,550 Grupo Televisa SA                                           1,186,800
    64,990 Pearson plc                                                   756,131
   217,000 Singapore Press Holdings, Ltd.                                594,611
   241,800 Sirius Satellite Radio, Inc. * @                            1,583,789
   115,000 Television Broadcasts, Ltd.                                   703,941
       123 Yahoo! Japan Corp.                                            145,087
       123 Yahoo! Japan Corp. *                                          146,300
                                                                    ------------
                                                                       5,116,659
                                                                    ------------
Oil/Gas (9.0%):
    19,770 BP plc, ADR                                                 1,400,705
    17,920 Chevron Corp.                                               1,159,962
    22,360 Eni SpA                                                       662,484
    24,200 Fortum Oyj                                                    485,527
    28,770 GlobalSantaFe Corp.                                         1,312,487
   310,000 Hong Kong and China Gas Company, Ltd.                         639,971
    41,010 Husky Energy, Inc.                                          2,278,450
     3,300 Neste Oil OYJ * @                                             122,001
    26,760 Technip SA @                                                1,589,435
     2,510 Total SA, Class B                                             682,570
    30,520 Transocean, Inc. *                                          1,871,181
                                                                    ------------
                                                                      12,204,773
                                                                    ------------
Pharmaceuticals (9.7%):
    15,150 Affymetrix, Inc. *                                            700,385
    17,600 Amgen, Inc. *                                               1,402,192
     6,100 Amylin Pharmaceuticals, Inc. * @                              212,219
    29,200 Chugai Pharmaceutical Company, Ltd.                           559,253
    19,900 Eyetech Pharmaceuticals, Inc. *                               357,404
    10,130 Genentech, Inc. *                                             853,047
     9,410 Genzyme Corp. *                                               674,132
    27,000 Gilead Sciences, Inc. *                                     1,316,520
     9,190 Nektar Therapeutic * @                                        155,771
    15,533 Novartis AG, Registered Shares                                788,360
    25,660 Pfizer, Inc.                                                  640,730
    11,923 Roche Holding AG                                            1,657,622
    26,655 Sanofi-Aventis, ADR                                         2,204,843
    73,000 Shionogi & Company, Ltd.                                      996,876
    14,100 Wyeth                                                         652,407
                                                                    ------------
                                                                      13,171,761
                                                                    ------------
Retail/Wholesale (4.3%):
     4,900 Altria Group, Inc.                                            361,179
     5,500 Circuit City Stores, Inc.                                      94,380

      221,060 Dixons Group plc                                           587,489
       20,360 Gap, Inc.                                                  354,875
       30,650 GUS plc                                                    462,241
       69,640 Hennes & Mauritz AB, Class B                             2,485,482
       24,100 Industria de Diseno Textil SA                              707,551
        2,900 Nintendo Company, Ltd.                                     339,695
        9,300 Tiffany & Co.                                              369,861
                                                                    ------------
                                                                       5,762,753
                                                                    ------------
Services (2.8%):
      137,620 Electricidade de Portugal S.A.                             383,673
       19,170 JC Decaux SA * @                                           424,048
       20,000 JGC Corp. @                                                369,097
       18,600 LVMH Moet Hennessy Louis Vuitton SA                      1,534,689
       11,320 Northrop Grumman Corp.                                     615,242
       42,300 WPP Group plc                                              431,575
                                                                    ------------
                                                                       3,758,324
                                                                    ------------
Telecommunications (12.4%):
       49,195 Contax Participacoes SA *                                   30,461
       86,070 Corning, Inc. *                                          1,663,733
       35,020 France Telecom SA                                        1,006,592
          288 KDDI Corp.                                               1,629,982
       26,710 QUALCOMM, Inc.                                           1,195,273
       60,660 SK Telecom Company, Ltd., ADR @                          1,324,814
       54,380 Tandberg ASA                                               729,378
       49,195 Tele Norte Leste Participacoes SA                          809,873
    1,107,250 Telefonaktiebolaget LM Ericsson, Class B                 4,074,612
    1,615,380 Vodafone Group plc                                       4,206,439
                                                                    ------------
                                                                      16,671,157
                                                                    ------------
Transportation (1.0%):
       16,790 Burlington Resources, Inc.                               1,365,363
                                                                    ------------
Travel/Entertainment  (1.6%):
       15,500 Carnival Corp., Class A                                    774,690
       29,250 International Game Technology                              789,750
       96,657 Peninsular and Oriental Steam  Navigation Co.              570,308
                                                                    ------------
                                                                       2,134,748
                                                                    ------------
Utilities (0.6%):
       12,100 Emerson Electric Co.                                       868,780
                                                                    ------------
TOTAL COMMON STOCKS (COST $112,303,273)                              129,427,686
                                                                    ------------
DEPOSIT ACCOUNT (4.7%):
    6,388,501 NTRS London Deposit Account                              6,388,501
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $6,388,501)                                6,388,501
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (11.1%):
   15,075,501 Northern Trust Liquid Institutional
              Asset Portfolio                                         15,075,501
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $15,075,501)            15,075,501
                                                                    ------------
TOTAL INVESTMENTS (COST $133,767,275) (a) - 111.6%                  $150,891,688
                                                                    ============

----------

Percentages noted above are based on net assets as of September 30, 2005.

*    Non-income producing security.

@    All or a portion of a security is loaned as of September 30, 2005.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $18,810,750
Unrealized depreciation        (1,736,345)
                              -----------
Net unrealized appreciation   $17,074,405
                              ===========

     The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       40.7%
United Kingdom      13.0%
Japan               10.2%
France               6.8%
Sweden               5.2%
Switzerland          2.8%
Korea                2.6%
Germany              2.4%
Brazil               2.3%
Canada               2.2%
Netherlands          2.2%
Mexico               1.8%
Cayman Islands       1.4%
Hong Kong            1.4%
Australia            0.6%
India                0.5%
Ireland              0.5%
Italy                0.5%
Norway               0.5%
Spain                0.5%
Taiwan               0.5%
Finland              0.4%
Singapore            0.4%
Bermuda              0.3%
Portugal             0.3%
                   -----
                   100.0%
                   =====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

          SHARES                                                      FAIR VALUE
          ------                                                     -----------
COMMON STOCKS (91.8%):
Banking/Financial Services (15.4%):
     46,966 3i Group plc                                             $   650,062
      4,900 ABN AMRO Holding NV                                          117,439
     97,753 Amp, Ltd. @                                                  556,248
     87,956 Anglo Irish Bank Corp. plc                                 1,194,055
      6,434 Bayerische Hypo- und Vereinsbank AG *                        181,004
    109,900 Collins Stewart Tullett plc                                1,239,500
     13,823 Commerzbank AG                                               378,545
     11,011 Credit Suisse Group                                          487,960
     29,800 ICICI Bank, Ltd., ADR @                                      841,850
     97,000 Joyo Bank, Ltd.                                              591,854
     20,100 Mediobanca SPA                                               395,651
        115 Mitsubishi Tokyo Financial Group, Inc.                     1,525,300
      8,453 MLP AG                                                       176,582
      8,168 National Australia Bank, Ltd. @                              205,429
     39,209 Royal Bank of Scotland Group plc                           1,113,546
      6,030 Societe Generale                                             688,844
      5,891 UBS AG, Registered Shares                                    501,158
     59,200 UniCredito Italiano SPA @                                    333,825
                                                                     -----------
                                                                      11,178,852
                                                                     -----------
Computers (4.8%):
     57,197 Autonomy Corp. plc *                                         341,808
    606,000 BenQ Corp.                                                   527,973
      6,820 Business Objects SA *                                        237,490
     14,500 Canon, Inc.                                                  786,265
     11,000 Infosys Technologies, Ltd., ADR @                            817,080
     12,056 Logitech International SA *                                  490,005
      4,100 SQUARE ENIX Company, Ltd.                                    113,764
      3,360 UbiSoft Entertainment SA * @                                 175,306
                                                                     -----------
                                                                       3,489,691
                                                                     -----------
Electronics (5.7%):
     47,300 Art Advanced Research Technologies, Inc. *                    28,489
    160,422 Art Advanced Research Technologies, Inc.,
               Private Placement *                                        96,623
     24,400 ASM International NV *                                       344,284
     35,870 Electrocomponents plc                                        154,027
      4,500 HOYA Corp.                                                   150,329
     13,500 HOYA Corp., When Issued *                                    459,119
      2,300 Keyence Corp.                                                580,594
     12,800 Koninklijke (Royal) Philips Electronics NV                   340,392
      5,100 NIDEC Corp., When Issued *                                   302,855
     41,000 Nippon Electric Glass Company, Ltd.                          741,207

     13,800 Omron Corp.                                                  337,176
        604 Samsung Electronics Company, Ltd.                            342,100
      8,600 Sony Corp.                                                   284,330
                                                                     -----------
                                                                       4,161,525
                                                                     -----------
Health Care (3.2%):
     24,700 Alleanza Assicurazioni SPA                                   305,024
     33,700 Luxottica Group SPA                                          837,983
     38,500 Ortivus AB, Class B *                                        166,254
      3,324 Synthes, Inc.                                                389,063
     12,600 William Demant Holding A\S *                                 590,731
                                                                     -----------
                                                                       2,289,055
                                                                     -----------
Manufacturing (19.7%):
     21,316 Aalberts Industries NV                                     1,128,351
     73,946 ABB, Ltd. *                                                  541,551
     35,830 Cadbury Schweppes plc                                        361,762
     24,400 Compania Vale do Rio Doce, ADR @                             949,404
     14,753 Continental AG @                                           1,211,680
    135,000 Empresa Brasileira de Aeronautica SA                       1,309,599
      6,920 Essilor International SA                                     573,223
     37,493 Foster's Group, Ltd.                                         166,838
      6,053 Honda Motor Company, Ltd.                                    342,733
      5,631 Hyundai Heavy Industries Company, Ltd.                       419,122
      6,890 L'Oreal SA                                                   534,693
     21,123 Neomax Company, Ltd.                                         602,697
      5,100 Nidec Corp.                                                  303,834
      4,440 Pernod-Ricard SA @                                           784,536
        489 Porsche AG                                                   374,974
     15,380 Rio Tinto plc                                                630,622
      3,512 SEB SA                                                       375,597
      7,819 Siemens AG                                                   602,902
        566 Sika AG *                                                    431,592
      8,200 Takeda Chemical Industries, Ltd.                             489,187
     17,100 Terumo Corp.                                                 552,531
     16,200 Toyota Motor Corp.                                           747,677
     28,840 Unilever plc                                                 301,556
     23,000 Ushio, Inc.                                                  467,254
                                                                     -----------
                                                                      14,203,915
                                                                     -----------
Media (4.8%):
     12,230 British Sky Broadcasting Group plc                           120,975
      7,282 Gestevision Telecinco SA                                     152,387
      8,200 Grupo Televisa SA                                            588,022
      6,470 GS Home Shopping, Inc.                                       672,469
     38,000 Mediaset SPA                                                 449,877
      9,100 News Corp., Class B @                                        149,884
     15,065 Publishing & Broadcasting, Ltd.                              189,688
     10,240 Societe Television Francaise 1 @                             271,734
      3,800 Sogecable SA *                                               148,460
     13,790 Vivendi Universal SA                                         450,556
        108 Yahoo! Japan Corp.                                           127,393
        108 Yahoo! Japan Corp., When Issued *                            128,458
                                                                     -----------
                                                                       3,449,903
                                                                     -----------
Oil/Gas (6.6%):
     53,110 BG Group plc                                                 504,466
     12,700 BP plc, ADR                                                  899,795

      23,200 Fortum Oyj @                                                465,463
       4,000 Neste Oil OYJ * @                                           147,880
      24,570 Technip SA @                                              1,459,358
       4,320 Total SA, Class B                                         1,174,781
       4,600 Tsakos Energy Navigation, Ltd. @                            165,692
                                                                     -----------
                                                                       4,817,435
                                                                     -----------
Pharmaceuticals (6.9%):
       6,400 Astella Pharma, Inc.                                        240,882
       2,520 AstraZeneca plc                                             117,844
       8,334 GlaxoSmithKline plc                                         212,239
       5,900 H. Lundbeck A/S                                             150,018
      13,800 Neurosearch A/S *                                           402,400
      80,020 NicOx SA *                                                  387,741
     380,400 Novogen, Ltd. * @                                         1,399,172
       4,734 Roche Holding AG                                            658,155
      10,216 Sanofi-Aventis, ADR                                         845,045
       2,150 Schering AG                                                 136,446
      12,000 Shionogi & Company, Ltd.                                    163,870
     200,170 SkyePharma plc * @                                          144,974
       5,300 Teva Pharmaceutical Industries, Ltd., ADR @                 177,126
                                                                     -----------
                                                                       5,035,912
                                                                     -----------
Real Estate (2.1%):
      66,100 Solidere, GDR * @                                           889,045
      44,000 Sumitomo Realty & Development Company, Ltd.                 657,551
                                                                     -----------
                                                                       1,546,596
                                                                     -----------
Retail/Wholesale (7.8%):
      45,150 Bunzl plc                                                   452,844
       2,370 Carrefour SA                                                109,146
      10,320 Compagnie Finaciere Richemont AG,
                Class A                                                  408,865
      54,300 Dixons Group plc                                            144,308
      60,830 Filtrona plc                                                293,827
      17,670 GUS plc                                                     266,486
      10,450 Heineken NV                                                 335,531
      29,800 Hennes & Mauritz AB, Class B                              1,063,575
       8,600 Industria de Diseno Textil SA                               252,487
       1,268 Nestle SA                                                   371,612
      17,990 Next plc                                                    443,191
      40,751 Nufarm, Ltd. @                                              347,003
       1,239 Puma Rudolf Dassler Sport AG                                335,263
       1,208 Swatch Group AG, Class B                                    166,557
       2,985 Syngenta AG                                                 312,787
      41,850 William Morrison Supermarkets plc                           131,343
      15,229 Woolworths, Ltd.                                            193,222
                                                                     -----------
                                                                       5,628,047
                                                                     -----------
Services (5.3%):
     130,020 BTG plc *                                                   509,359
     103,110 Capita Group plc                                            685,862
       9,464 Daito Trust Construction Company, Ltd.                      416,216
       6,900 Impala Platinum Holdings, Ltd.                              784,041
       4,175 Koninklijke Boskalis Westminster NV                         207,773
      23,304 Leighton Holdings, Ltd. @                                   253,464
      17,000 Prosegur, Compania de Seguridad                             441,798

             SA
       4,500 Randstad Holding NV @                                       172,831
       3,950 Vinci SA * @                                                340,334
                                                                     -----------
                                                                       3,811,678
                                                                     -----------
Telecommunications (7.4%):
         129 KDDI Corp.                                                  730,096
      19,700 Nokia Oyj                                                   332,047
       7,500 SK Telecom Company, Ltd., ADR                               163,800
      79,800 Tandberg ASA                                              1,070,327
     442,900 Telefonaktiebolaget LM Ericsson, Class B                  1,629,844
       5,269 United Internet AG, Registered Shares                       171,390
     497,240 Vodafone Group plc                                        1,294,810
                                                                     -----------
                                                                       5,392,314
                                                                     -----------
Travel/Entertainment (2.1%):
       9,700 Carnival Corp., Class A                                     484,806
     109,930 easyJet plc *                                               567,364
      45,010 William Hill plc                                            463,181
                                                                     -----------
                                                                       1,515,351
                                                                     -----------
TOTAL COMMON STOCKS (COST $56,486,094)                                66,520,274
                                                                     -----------
DEPOSIT ACCOUNT (8.2%):
   5,963,166 NTRS London Deposit Account                               5,963,166
                                                                     -----------
TOTAL DEPOSIT ACCOUNT (COST $5,963,166)                                5,963,166
                                                                     -----------
COLLATERAL FOR SECURITIES ON LOAN  (12.8%):
   9,291,141 Northern Trust Liquid Institutional
                Asset Portfolio                                        9,291,141
                                                                     -----------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $9,291,141)              9,291,141
                                                                     -----------
TOTAL INVESTMENTS (COST $71,740,401) (a)   -   112.8%                $81,774,581
                                                                     ===========

----------
Percentages noted above are based on net assets as of September 30, 2005.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2005.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $10,788,581
Unrealized depreciation        (1,011,704)
                              -----------
Net unrealized appreciation   $ 9,776,877
                              ===========

The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United Kingdom      16.5%
Japan               16.3%

France              11.6%
United States        9.3%
Switzerland          6.6%
Germany              4.9%
Australia            4.6%
Sweden               4.0%
Netherlands          3.7%
Italy                3.2%
Brazil               3.1%
India                2.3%
Korea                2.2%
Ireland              1.7%
Denmark              1.6%
Norway               1.5%
Spain                1.4%
Finland              1.3%
Latvia               1.2%
South Africa         1.1%
Mexico               0.8%
Taiwan               0.7%
Canada               0.2%
Israel               0.2%
                   -----
                   100.0%
                   =====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

USAZ OPPENHEIMER MAIN STREET FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

                                                                         FAIR
                    SHARES                                              VALUE
                    ------                                           -----------
COMMON STOCKS (97.7%):
Advertising (0.0%):
      200 Getty Images, Inc. * @                                     $    17,208
                                                                     -----------
Aerospace/Defense (0.6%):
      800 Goodrich Corp.                                                  35,472
    5,300 Lockheed Martin Corp.                                          323,512
    4,900 Raytheon Co.                                                   186,298
                                                                     -----------
                                                                         545,282
                                                                     -----------
Airlines (1.2%):
      400 Alaska Air Group, Inc. * @                                      11,624
    9,000 Boeing Co.                                                     611,550
    9,900 United Technologies Corp.                                      513,216
                                                                     -----------
                                                                       1,136,390
                                                                     -----------
Banking/Financial Services (21.7%):
    2,600 ACE, Ltd.                                                      122,382
    1,800 AFLAC, Inc.                                                     81,540
    9,100 Allstate Corp.                                                 503,139
    1,200 American Capital Strategies, Ltd. @                             43,992
    7,500 American Express Co.                                           430,800
   19,600 American International Group, Inc.                           1,214,416
    1,900 AmeriCredit Corp. *                                             45,353
    1,600 AmSouth Bancorporation                                          40,416
      600 Aon Corp.                                                       19,248
    1,100 Astoria Financial Corp.                                         29,062
   42,900 Bank of America Corp.                                        1,806,090
    3,800 Bank of New York Company, Inc.                                 111,758
    4,200 BB&T Corp.                                                     164,010
    2,700 Bear Stearns Companies, Inc.                                   296,325
    3,100 Capital One Financial Corp.                                    246,512
   21,400 Charles Schwab Corp.                                           308,802
    3,600 Chubb Corp.                                                    322,380
    2,800 CIGNA Corp.                                                    330,008
      120 Cincinnati Financial Corp.                                       5,027
    1,400 CIT Group, Inc.                                                 63,252
   49,000 Citigroup, Inc.                                              2,230,479
    2,400 Comerica, Inc.                                                 141,360
      400 Compass Bancshares, Inc. @                                      18,332
    6,500 Countrywide Credit Industries, Inc.                            214,370
      300 Downey Financial Corp. @                                        18,270
      600 Equifax, Inc.                                                   20,964
    7,400 Fannie Mae                                                     331,668
    1,500 Fidelity National Financial                                     66,780
    2,200 Fifth Third Bancorp                                             80,806
    1,200 First American Financial Corp.                                  54,804
    3,000 Franklin Resources, Inc.                                       251,880
    5,700 Freddie Mac                                                    321,822
      600 Fremont General Corp. @                                         13,098

      600 GATX Corp. @                                                    23,730
    1,900 Golden West Financial Corp.                                    112,841
    3,000 Goldman Sachs Group, Inc.                                      364,740
    4,400 Hartford Financial Services Group, Inc                         339,548
      900 Hibernia Corp., Class A                                         27,036
      400 Huntington Bancshares, Inc.                                      8,988
    1,100 IndyMac Bancorp, Inc.                                           43,538
   31,684 JPMorgan Chase & Co.                                         1,075,038
    8,300 KeyCorp                                                        267,675
      500 LandAmerica Financial Group, Inc. @                             32,325
      500 Legg Mason, Inc.                                                54,845
    4,300 Lehman Brothers Holdings, Inc.                                 500,864
      400 Lincoln National Corp.                                          20,808
    2,100 M&T Bank Corp.                                                 221,991
    2,200 Marshall & Ilsley Corp.                                         95,722
      600 MBIA, Inc. @                                                    36,372
    9,200 MBNA Corp.                                                     226,688
      900 Mellon Financial Corp.                                          28,773
   11,600 Merrill Lynch & Company, Inc.                                  711,660
    7,300 MetLife, Inc.                                                  363,759
      400 MGIC Investment Corp.                                           25,680
    2,200 Moody's Corp.                                                  112,376
   12,200 Morgan Stanley                                                 658,068
    7,400 National City Corp.                                            247,456
    1,000 Northern Trust Corp.                                            50,550
      700 Paychex, Inc.                                                   25,956
      300 PMI Group, Inc. @                                               11,961
    4,000 PNC Financial Services Group                                   232,080
    6,500 Principal Financial Group, Inc.                                307,905
    2,400 Progressive Corp.                                              251,448
      400 Protective Life Corp.                                           16,472
      900 Providian Financial Corp. *                                     15,912
    3,900 Regions Financial Corp.                                        121,368
    1,200 SAFECO Corp.                                                    64,056
    3,100 SLM Corp.                                                      166,284
    7,600 St. Paul Companies, Inc.                                       341,012
      400 StanCorp Financial Group, Inc.                                  33,680
    4,000 SunTrust Banks, Inc.                                           277,800
      500 SVB Financial Group * @                                         24,320
      329 Toronto-Dominion Bank @                                         16,226
   24,800 U.S. Bancorp                                                   696,384
    1,300 UnionBanCal Corp.                                               90,636
   19,700 Wachovia Corp.                                                 937,523
    8,100 Washington Mutual, Inc.                                        317,682
   14,300 Wells Fargo & Co.                                              837,551
      700 Zions Bancorp                                                   49,847
                                                                     -----------
                                                                      20,436,319
                                                                     -----------
Beverages (1.9%):
    2,100 Anheuser-Busch Companies, Inc.                                  90,384
   18,500 Coca-Cola Co.                                                  799,015
      700 Coca-Cola Enterprises, Inc.                                     13,650
    2,200 Pepsi Bottling Group, Inc.                                      62,810
   14,900 PepsiCo, Inc.                                                  844,979
      100 Starbucks Corp. *                                                5,010
                                                                     -----------
                                                                       1,815,848
                                                                     -----------
Chemicals (0.1%):

    2,100 Air Products and Chemical, Inc.                                115,794
      300 Ashland, Inc.                                                   16,572
                                                                     -----------
                                                                         132,366
                                                                     -----------
Computers (8.7%):
   11,700 Apple Computer, Inc. *                                         627,237
      500 Autodesk, Inc.                                                  23,220
    4,800 Brocade Communications Systems, Inc. *                          19,584
      300 Ceridian Corp. *                                                 6,225
   65,400 Cisco Systems, Inc. *                                        1,172,622
    2,200 Compuware Corp. *                                               20,900
   33,700 Dell, Inc. *                                                 1,152,540
    2,600 Earthlink, Inc. *                                               27,820
   17,300 EMC Corp. *                                                    223,862
      100 Global Payments, Inc. @                                          7,772
   21,600 Hewlett-Packard Co.                                            630,720
      100 Hyperion Solutions Corp. *                                       4,865
   12,700 International Business Machines Corp                         1,018,794
      800 Internet Security Systems, Inc. * @                             19,208
    1,300 McAfee, Inc. *                                                  40,846
   91,800 Microsoft Corp.                                              2,362,014
    1,500 NCR Corp. *                                                     47,865
      100 NVIDIA Corp. * @                                                 3,428
   49,900 Oracle Corp. *                                                 618,261
      200 Palm, Inc. * @                                                   5,666
    3,500 Parametric Technology Corp. * @                                 24,395
    3,960 Symantec Corp. *                                                89,734
    1,500 United Online, Inc. @                                           20,775
      400 Websense, Inc. *                                                20,484
    3,300 Western Digital Corp. *                                         42,669
                                                                     -----------
                                                                       8,231,506
                                                                     -----------
Construction (0.6%):
    4,966 D. R. Horton, Inc.                                             179,869
      300 KB HOME @                                                       21,960
    1,400 Lennar Corp.                                                    83,664
      800 Louisiana-Pacific Corp.                                         22,152
      200 M.D.C. Holdings, Inc.                                           15,778
      400 Martin Marietta Materials, Inc.                                 31,384
    1,000 Pulte Homes, Inc.                                               42,920
      700 Ryland Group, Inc.                                              47,894
      400 Standard Pacific Corp.                                          16,604
      400 Toll Brothers, Inc. * @                                         17,868
      600 USG Corp. * @                                                   41,232
      400 Vulcan Materials Co.                                            29,684
      300 Washington Group International, Inc. * @                        16,167
                                                                     -----------
                                                                         567,176
                                                                     -----------
E-Commerce (0.8%):
      900 eBay, Inc. *                                                    37,080
    1,400 Google, Inc., Class A *                                        443,044
    7,300 Yahoo!, Inc. *                                                 247,032
                                                                     -----------
                                                                         727,156
                                                                     -----------
Educational services (0.0%):
      500 Apollo Group, Inc. *                                            33,195
                                                                     -----------
Electronics (3.6%):

      1,600 Agilent Technologies, Inc. *                                  52,400
      1,400 Amphenol Corp., Class A                                       56,476
     11,500 Applied Materials, Inc.                                      195,040
        100 ATMI, Inc. * @                                                 3,100
      1,400 Broadcom Corp., Class A *                                     65,674
        100 Cadence Design Systems, Inc. *                                 1,616
        200 Cymer, Inc. * @                                                6,264
      4,700 Electronic Data Systems Corp.                                105,468
        500 Engelhard Corp.                                               13,955
        760 Freescale Semiconductor, Inc., Class B *                      17,921
     72,900 Intel Corp.                                                1,796,985
        600 Intersil Corp. @                                              13,068
        100 KLA Tencor Corp. @                                             4,876
      1,900 LSI Logic Corp. * @                                           18,715
      2,500 MEMC Electronic Materials, Inc. *                             56,975
        600 Micrel, Inc. *                                                 6,738
      1,400 National Semiconductor Corp.                                  36,820
        300 Photronics, Inc. * @                                           5,820
        900 Rockwell Collins, Inc.                                        43,488
      2,300 Synopsys, Inc. * @                                            43,470
     25,400 Texas Instruments, Inc.                                      861,060
        200 Thomas & Betts Corp. *                                         6,882
                                                                       ---------
                                                                       3,412,811
                                                                       ---------
Food (0.3%):
        700 Campbell Soup Co.                                             20,825
        700 Chiquita Brands International, Inc. @                         19,565
        400 CKE Restaurants, Inc. @                                        5,272
        300 Dean Foods Co. *                                              11,658
      4,000 General Mills, Inc. @                                        192,800
         60 TreeHouse Foods, Inc. *                                        1,613
                                                                       ---------
                                                                         251,733
                                                                       ---------
Health Care (8.2%):
     12,400 Abbott Laboratories                                          525,760
      3,100 Aetna, Inc.                                                  267,034
        500 American Healthways, Inc. * @                                 21,200
      1,800 Applera Corp. - Applied Biosystems Group                      41,832
      5,300 Baxter International, Inc.                                   211,311
      4,800 Becton, Dickinson & Co.                                      251,664
        300 Beverly Enterprises, Inc. * @                                  3,675
      3,900 Boston Scientific Corp. *                                     91,143
      1,500 Cardinal Health, Inc.                                         95,160
        200 Community Health Systems, Inc. *                               7,762
        400 Edwards Lifesciences Corp. * @                                17,764
        800 Express Scripts, Inc. *                                       49,760
        300 Genesis HealthCare Corp. * @                                  12,096
      1,800 Guidant Corp.                                                124,002
        200 Haemonetics Corp. * @                                          9,506
      7,900 HCA, Inc.                                                    378,568
        600 Health Net, Inc. *                                            28,392
      1,300 Humana, Inc. *                                                62,244
        200 Invitrogen Corp. * @                                          15,046
     30,600 Johnson & Johnson                                          1,936,368
      2,900 Kimberly-Clark Corp.                                         172,637
        500 Kindred Healthcare, Inc. * @                                  14,900
        400 LCA Vision, Inc.                                              14,848

        700 Lincare Holdings, Inc. *                                      28,735
      5,800 McKesson Corp.                                               275,210
     10,000 Medtronic, Inc.                                              536,200
        600 PacifiCare Health Systems, Inc. *                             47,868
        200 Pediatrix Medical Group, Inc. *                               15,364
     16,600 Procter & Gamble Co.                                         987,036
      3,200 Quest Diagnostics, Inc.                                      161,728
        300 Sierra Health Services, Inc. * @                              20,661
        200 Sunrise Senior Living, Inc. * @                               13,348
        500 Triad Hospitals, Inc. *                                       22,635
     15,900 UnitedHealth Group, Inc.                                     893,580
        400 Wellchoice, Inc. *                                            30,360
      5,200 Wellpoint, Inc. *                                            394,264
                                                                       ---------
                                                                       7,779,661
                                                                       ---------
Insurance (0.7%):
        800 Amerus Group Co. @                                            45,896
        900 Assurant, Inc.                                                34,254
        900 HCC Insurance Holdings, Inc.                                  25,677
        300 Jefferson-Pilot Corp.                                         15,351
        800 Marsh & McLennan Companies, Inc.                              24,312
        600 Old Republic International Corp.                              16,002
        100 PartnerRe, Ltd.                                                6,405
      6,000 Prudential Financial, Inc.                                   405,360
        400 Radian Group, Inc.                                            21,240
        300 Universal American Financial Corp. *                           6,822
        700 W.R. Berkley Corp.                                            27,636
                                                                       ---------
                                                                         628,955
                                                                       ---------
Manufacturing (8.6%):
      8,700 3M Co.                                                       638,232
        300 Alcoa, Inc.                                                    7,326
      1,900 American Standard Companies, Inc.                             88,445
     13,500 Archer-Daniels-Midland Co.                                   332,910
        100 Autoliv, Inc.                                                  4,350
        300 Black & Decker Corp.                                          24,627
        400 Carpenter Technology Corp. @                                  23,444
      7,000 Caterpillar, Inc.                                            411,250
      4,100 Coach, Inc. *                                                128,576
      1,500 Crown Holdings, Inc. *                                        23,910
        300 Cummins Engine, Inc.                                          26,397
        700 Deere & Co.                                                   42,840
        300 Eagle Materials, Inc. @                                       34,710
        100 Eagle Materials, Inc., Class A @                              12,137
        700 Eastman Chemical Co.                                          32,879
        400 Flowserve Corp. * @                                           14,540
        600 FMC Corp. *                                                   34,332
     22,800 Ford Motor Co.                                               224,808
        100 Freeport-McMoRan Copper & Gold, Inc., Class B                  4,859
      1,800 General Dynamics Corp.                                       215,190
     88,700 General Electric Co.                                       2,986,529
     13,900 Gillette Co.                                                 808,980
      3,500 Honeywell International, Inc.                                131,250
      4,400 Ingersoll Rand Co.                                           168,212
        600 ITT Industries, Inc.                                          68,160

        500 Joy Global, Inc.                                              25,230
        200 Kellogg Co.                                                    9,226
      4,300 Masco Corp.                                                  131,924
        100 Mueller Industries, Inc. @                                     2,777
        500 Nautilus Group, Inc. @                                        11,035
        600 Nike, Inc., Class B                                           49,008
      1,100 Nucor Corp. @                                                 64,889
      2,200 Owens-Illinois, Inc. * @                                      45,364
      1,800 PACCAR, Inc.                                                 122,202
        200 Pall Corp.                                                     5,500
      1,700 Phelps Dodge Corp.                                           220,881
        300 Potlatch Corp. @                                              15,636
      2,800 PPG Industries, Inc.                                         165,732
      1,000 Praxair, Inc.                                                 47,930
      1,200 Precision Castparts Corp.                                     63,720
        300 Quanex Corp. @                                                19,866
      1,900 Reynolds American, Inc. @                                    157,738
        700 Rockwell Automation, Inc.                                     37,030
      4,200 Rohm and Haas Co.                                            172,746
        900 Sara Lee Corp.                                                17,055
        600 Spx Corp. @                                                   27,570
        200 Terex Corp. *                                                  9,886
        300 Thermo Electron Corp. *                                        9,270
        900 Toro Co.                                                      33,084
        400 Tupperware Corp. @                                             9,112
      2,800 Tyco International, Ltd.                                      77,980
        200 Valspar Corp. @                                                4,472
        300 Whirlpool Corp.                                               22,731
                                                                       ---------
                                                                       8,068,487
                                                                       ---------
Media (1.7%):
        100 Arbitron, Inc.                                                 3,984
     10,600 Comcast Corp., Class A *                                     311,428
        270 Discovery Holding Co., Class A *                               3,899
        500 Gannett Company, Inc.                                         34,415
      4,700 Liberty Media Corp., Class A *                                37,835
      3,700 McGraw-Hill Companies, Inc.                                  177,748
        100 R.H. Donnelley Corp. *                                         6,326
     38,300 Time Warner, Inc.                                            693,612
     10,565 Viacom, Inc., Class B                                        348,751
                                                                       ---------
                                                                       1,617,998
                                                                       ---------
Medical Equipment & Supplies (0.0%):
        300 Mentor Corp. @                                                16,503
                                                                       ---------
Oil/Gas (12.8%):
      1,400 Amerada Hess Corp.                                           192,500
      4,400 Anadarko Petroleum Corp.                                     421,300
      4,300 Apache Corp.                                                 323,446
      1,000 Atmos Energy Corp.                                            28,250
      1,400 Baker Hughes, Inc.                                            83,552
        300 Cabot Oil & Gas Corp.                                         15,153
        600 Cal Dive International, Inc. * @                              38,046
      3,400 Canadian Natural Resources, Ltd.                             153,588
      3,900 Chesapeake Energy Corp.                                      149,175
     23,477 Chevron Corp.                                              1,519,666
     14,800 ConocoPhillips                                             1,034,668
      7,000 Devon Energy Corp.                                           480,480
        800 Diamond Offshore Drilling, Inc. @                             49,000
      4,300 EOG Resources, Inc.                                          322,070

   62,700 Exxon Mobil Corp.                                            3,983,959
      300 Forest Oil Corp. * @                                            15,630
      600 Frontier Oil Corp. @                                            26,610
      700 GlobalSantaFe Corp. @                                           31,934
      500 Halliburton Co.                                                 34,260
      700 Helmerich & Payne, Inc.                                         42,273
      300 Holly Corp. @                                                   19,194
      300 Houston Exploration Co. * @                                     20,175
    2,626 Kerr-McGee Corp.                                               255,011
    1,300 Kinder Morgan, Inc.                                            125,008
    5,600 Marathon Oil Corp.                                             386,008
    1,700 Murphy Oil Corp.                                                84,779
      900 Newfield Exploration Co. *                                      44,190
      800 Noble Energy, Inc.                                              37,520
    5,100 Occidental Petroleum Corp.                                     435,693
      700 ONEOK, Inc.                                                     23,814
    9,200 Paramount Resources, Ltd., Class A *                           270,728
      200 Peabody Energy Corp.                                            16,870
      400 Pogo Producing Co.                                              23,576
      900 Precision Drilling Corp. *                                      44,303
      100 Remington Oil & Gas Corp. *                                      4,150
    2,800 Sempra Energy                                                  131,768
      200 St. Mary Land & Exploration Co. @                                7,320
      100 Stone Energy Corp. *                                             6,104
    1,200 Sunoco, Inc.                                                    93,840
      400 Swift Energy Co. * @                                            18,300
    3,300 Talisman Energy, Inc.                                          161,507
      800 Tesoro Petroleum Corp.                                          53,792
    2,800 Transocean, Inc. *                                             171,668
    3,200 Trilogy Energy Trust                                            76,820
      400 UGI Corp. @                                                     11,260
      100 Universal Compression Holdings, Inc. *                           3,977
    3,271 Valero Energy Corp.                                            369,819
      800 Vintage Petroleum, Inc.                                         36,528
    8,500 Williams Companies, Inc.                                       212,925
                                                                      ----------
                                                                      12,092,207
                                                                      ----------
Pharmaceuticals (5.6%):
    2,300 Allergan, Inc.                                                 210,726
      500 AmerisourceBergen Corp.                                         38,650
    8,000 Amgen, Inc. *                                                  637,360
      900 Barr Pharmaceuticals, Inc. *                                    49,428
   14,300 Bristol-Myers Squibb Co.                                       344,058
    3,300 Caremark Rx, Inc. *                                            164,769
    4,000 Eli Lilly & Co.                                                214,080
    2,100 Genentech, Inc. *                                              176,841
    2,000 Gilead Sciences, Inc. *                                         97,520
    4,500 Medco Health Solutions, Inc. *                                 246,735
      600 Medicis Pharmaceutical Corp. @                                  19,536
   32,000 Merck & Company, Inc.                                          870,720
   69,100 Pfizer, Inc.                                                 1,725,427
   11,400 Wyeth                                                          527,478
                                                                      ----------
                                                                       5,323,328
                                                                      ----------
Real Estate (0.0%):
      300 CB Richard Ellis Group, Inc., Class A *                         14,760
                                                                      ----------

Retail/Wholesale (7.8%):
      500 7-Eleven, Inc. *                                                17,805
      400 Abercrombie & Fitch Co., Class A                                19,940
      900 Advance Auto Parts, Inc. * @                                    34,812
    1,200 Agrium, Inc. @                                                  26,364
    1,400 Albertson's, Inc. @                                             35,910
   18,100 Altria Group, Inc.                                           1,334,151
    1,500 American Eagle Outfitters, Inc.                                 35,295
      700 American Greetings Corp., Class A                               19,180
    1,500 AutoNation, Inc. *                                              29,955
    1,300 Avon Products, Inc.                                             35,100
      600 Barnes & Noble, Inc. @                                          22,620
      300 Bausch & Lomb, Inc.                                             24,204
      150 Bebe Stores, Inc. @                                              2,625
    4,400 Bed Bath & Beyond, Inc. *                                      176,792
    4,100 Best Buy Company, Inc.                                         178,473
    1,892 Blockbuster, Inc., Class B                                       8,476
      400 Borders Group, Inc.                                              8,868
      100 Brown-Forman Corp., Class B                                      5,954
      200 Building Materials Holding Corp. @                              18,638
      300 CBRL Group, Inc.                                                10,098
      500 CEC Entertainment, Inc. * @                                     15,880
      300 Children's Place Retail Stores, Inc. * @                        10,692
    2,000 Circuit City Stores, Inc.                                       34,320
    1,800 Colgate-Palmolive Co.                                           95,022
    1,500 Costco Wholesale Corp.                                          64,635
    1,400 Darden Restaurants, Inc.                                        42,518
    1,000 Dillard's, Inc., Class A                                        20,880
    1,100 Eastman Kodak Co. @                                             26,763
      300 Electronics Boutique Holdings Corp. *                           18,852
      800 Energizer Holdings, Inc. *                                      45,360
    4,000 Federated Department Stores, Inc.                              267,480
    6,800 Gap, Inc.                                                      118,524
      600 Genuine Parts Co.                                               25,740
   18,600 Home Depot, Inc.                                               709,404
    5,200 J.C. Penney Company, Inc.                                      246,584
      200 Jack In the Box, Inc. *                                          5,982
    5,500 Kroger Co. *                                                   113,245
      600 Limited Brands                                                  12,258
      500 Loews Corp. - Carolina Group                                    19,815
      400 Longs Drug Stores Corp.                                         17,156
    5,300 Lowe's Companies, Inc.                                         341,320
      500 Marvel Entertainment, Inc. * @                                   8,935
    7,800 McDonald's Corp.                                               261,222
      750 Men's Wearhouse, Inc. *                                         20,025
    1,300 Micheals Stores, Inc.                                           42,978
      400 Movie Gallery, Inc. @                                            4,156
    4,700 Nordstrom, Inc.                                                161,304
    1,400 Office Depot, Inc. *                                            41,580
    1,000 Pacific Sunwear of California, Inc. *                           21,440
      200 Pactiv Corp. *                                                   3,504
      900 Pilgrim's Pride Corp. @                                         32,760
      700 Pitney Bowes, Inc.                                              29,218
      200 Reliance Steel & Aluminum Co. @                                 10,586
    4,500 Safeway, Inc.                                                  115,200

      300 Sherwin-Williams Co.                                            13,221
    5,150 Staples, Inc.                                                  109,798
    1,100 Supervalue, Inc.                                                34,232
      600 Sysco Corp.                                                     18,822
   10,400 Target Corp.                                                   540,072
    2,100 Textron, Inc.                                                  150,612
      600 Tiffany & Co.                                                   23,862
    1,000 Timberland Co., Class A * @                                     33,780
    4,800 TJX Companies, Inc.                                             98,304
      400 Too, Inc. * @                                                   10,972
   16,000 Wal-Mart Stores, Inc.                                          701,120
    5,600 Walgreen Co.                                                   243,320
      600 Wendy's International, Inc.                                     27,090
      500 WESCO International, Inc, *                                     16,935
      200 Weyerhaeuser Co.                                                13,750
    4,400 YUM! Brands, Inc.                                              213,004
      600 Zale Corp. * @                                                  16,308
                                                                      ----------
                                                                       7,315,800
                                                                      ----------
Services (2.6%):
      400 Automatic Data Processing, Inc.                                 17,216
      200 Catalina Marketing Corp. @                                       4,548
    4,900 Cendant Corp.                                                  101,136
      400 Centex Corp.                                                    25,832
      800 CNF, Inc.                                                       42,000
    2,000 Constellation Energy Group, Inc.                               123,200
      100 Corporate Executive Board                                        7,798
      100 CSG Systems International, Inc. *                                2,171
    7,500 Dow Chemical Co.                                               312,525
    8,300 Duke Energy Corp. @                                            242,111
    8,200 E.I. du Pont de Nemours and Co.                                321,194
      400 Fair Issac Corp.                                                17,920
    3,100 First Data Corp.                                               124,000
      700 Fiserv, Inc. *                                                  32,109
      200 Harsco Corp.                                                    13,114
      200 Labor Ready, Inc. * @                                            5,130
    3,000 Loews Corp.                                                    277,230
    1,200 Monsanto Co.                                                    75,300
    6,200 Northrop Grumman Corp.                                         336,970
      265 PHH Corp. * @                                                    7,277
      900 R.R. Donnelley & Sons Co.                                       33,363
    1,000 Republic Services, Inc.                                         35,290
      300 Robert Half International, Inc.                                 10,677
    2,200 Starwood Hotels & Resorts Worldwide, Inc.                      125,774
      900 United Parcel Service, Inc., Class B                            62,217
      200 VCA Antech, Inc. * @                                             5,104
    3,200 Waste Management, Inc.                                          91,552
      300 Weight Watchers International, Inc. * @                         15,474
                                                                      ----------
                                                                       2,468,232
                                                                      ----------
Staples (0.2%):
    3,100 The Hershey Company                                            174,561
                                                                      ----------
Telecommunications (4.4%):
      400 ADTRAN, Inc.                                                    12,600
    2,800 Alltel Corp.                                                   182,308
   11,100 AT&T Corp.                                                     219,780
   14,500 BellSouth Corp.                                                381,350

    1,500 CenturyTel, Inc. @                                              52,470
    7,800 Corning, Inc. *                                                150,774
   27,300 Motorola, Inc.                                                 603,057
    6,100 QUALCOMM, Inc.                                                 272,975
   17,900 SBC Communications, Inc.                                       429,063
   32,119 Sprint Corp.                                                   763,790
   33,500 Verizon Communications, Inc.                                 1,095,115
                                                                     -----------
                                                                       4,163,282
                                                                     -----------
Transportation (1.6%):
    5,500 Burlington Northern Santa Fe Corp.                             328,900
    6,900 Burlington Resources, Inc.                                     561,108
    3,200 CSX Corp.                                                      148,736
    2,300 Fedex Corp.                                                    200,399
    1,000 Laidlaw International, Inc.                                     24,170
    4,800 Norfolk Southern Corp.                                         194,688
      600 Swift Transportation Company, Inc. *                            10,620
                                                                     -----------
                                                                       1,468,621
                                                                     -----------
Travel/Entertainment (0.9%):
      900 Activision, Inc. *                                              18,405
      200 Choice Hotels International, Inc.                               12,928
      600 Harley-Davidson, Inc.                                           29,064
    1,700 Hilton Hotels Corp.                                             37,944
    1,400 International Game Technology                                   37,800
      100 Isle of Capri Casinos, Inc. * @                                  2,138
    2,700 Marriott International, Inc., Class A                          170,100
    6,000 MGM Mirage * @                                                 262,620
      800 Penn National Gaming, Inc. *                                    24,888
    8,500 Walt Disney Co.                                                205,105
      363 Yellow Roadway Corp. *                                          15,035
                                                                     -----------
                                                                         816,027
                                                                     -----------
Utilities (3.1%):
    6,900 American Electric Power Company, Inc.                          273,930
    2,100 CenterPoint Energy, Inc. @                                      31,227
      400 Cinergy Corp.                                                   17,764
    1,200 CMS Energy Corp. * @                                            19,740
      400 Consol Energy, Inc.                                             30,508
    2,200 Dominion Resources, Inc.                                       189,508
    7,300 Edison International                                           345,144
    2,000 Emerson Electric Co.                                           143,600
      400 Energy East Corp.                                               10,076
    2,300 Entergy Corp.                                                  170,936
    6,700 Exelon Corp.                                                   358,048
    2,500 FirstEnergy Corp.                                              130,300
    4,300 FPL Group, Inc.                                                204,680
      700 Nrg Energy, Inc. *                                              29,820
    6,600 PG&E Corp.                                                     259,050
    3,200 PPL Corp.                                                      103,456
      400 Progress Energy, Inc. @                                         17,900
    3,500 Public Service Enterprise Group, Inc.                          225,260
    1,800 Southern Co.                                                    64,368
    2,700 TXU Corp.                                                      304,776
                                                                     -----------
                                                                       2,930,091
                                                                     -----------
TOTAL COMMON STOCKS (COST $85,207,595)                                92,185,503
                                                                     -----------
DEPOSIT ACCOUNT (1.2%):

   1,149,464 NTRS London Deposit Account                               1,149,464
                                                                     -----------
TOTAL DEPOSIT ACCOUNT (COST $1,149,464)                                1,149,464
                                                                     -----------
INVESTMENT COMPANY (1.0%):
       7,700 Standard & Poors Depositary Receipt Trust Series 1 @        946,176
                                                                     -----------
TOTAL INVESTMENT COMPANY (COST $933,855)                                 946,176
                                                                     -----------
COLLATERAL FOR SECURITIES ON LOAN  (3.6%):
   3,370,400 Northern Trust Liquid Institutional
             Asset Portfolio                                           3,370,400
                                                                     -----------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $3,370,400)              3,370,400
                                                                     -----------
TOTAL INVESTMENTS (COST $90,661,314) (a) - 103.5%                    $97,651,543
                                                                     ===========

----------
Percentages noted above are based on net assets as of September 30, 2005.

*    Non-income producing security.

@    All or a portion of security is loaned as of September, 30 2005.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $9,284,682
Unrealized depreciation       (2,657,190)
                              ----------
Net unrealized appreciation   $6,627,492
                              ==========

     The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States        98.6%
Canada                0.8%
Bermuda               0.3%
Cayman Islands        0.2%
Sweden                0.1%
                   ------
                   100.00%
                   ======

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS LARGE CAP GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

     SHARES                                                          FAIR VALUE
     ------                                                         ------------
COMMON STOCKS (99.2%):
Banking/Financial Services (6.6%):
      122,800 Merrill Lynch & Company, Inc. @                       $  7,533,780
      102,700 Morgan Stanley                                           5,539,638
                                                                    ------------
                                                                      13,073,418
                                                                    ------------
Beverages (4.8%):
      134,500 Coca-Cola Co.                                            5,809,055
       66,400 PepsiCo, Inc.                                            3,765,544
                                                                    ------------
                                                                       9,574,599
                                                                    ------------
Biotechnology (13.5%):
      133,900 Amgen, Inc. *                                           10,667,813
      126,500 Biogen Idec, Inc. *                                      4,994,220
      133,400 Genentech, Inc. *                                       11,233,614
                                                                    ------------
                                                                      26,895,647
                                                                    ------------
Computers (16.4%):
      149,300 Akamai Technologies, Inc. * @                            2,381,335
      234,100 Cisco Systems, Inc. *                                    4,197,413
      143,900 Dell, Inc. * @                                           4,921,380
       83,100 Electronic Arts, Inc. * @                                4,727,559
      184,800 Juniper Networks, Inc. *                                 4,396,392
      206,200 Microsoft Corp.                                          5,305,526
      169,000 Red Hat, Inc. * @                                        3,581,110
       99,700 Yahoo!, Inc. * @                                         3,373,848
                                                                    ------------
                                                                      32,884,563
                                                                    ------------
E-Commerce (11.6%):
      266,500 Amazon.com, Inc. * @                                    12,072,449
      132,700 eBay, Inc. * @                                           5,467,240
      119,650 Expedia, Inc. * @                                        2,370,267
      126,350 IAC/InterActiveCorp * @                                  3,202,973
                                                                    ------------
                                                                      23,112,929
                                                                    ------------
Electronics (12.7%):
      233,600 Intel Corp.                                              5,758,240
      331,800 Motorola, Inc. @                                         7,329,462
      266,000 Texas Instruments, Inc.                                  9,017,400
      115,600 Xilinx, Inc. @                                           3,219,460
                                                                    ------------
                                                                      25,324,562
                                                                    ------------
Food (2.4%):
       66,400 Wm. Wrigley Jr. Co. @                                    4,772,832
                                                                    ------------
Health Care (2.3%):
       73,700 Johnson & Johnson                                        4,663,736
                                                                    ------------
Household (4.2%):
      143,700 Gillette Co.                                             8,363,340
                                                                    ------------
Insurance (5.4%):
       82,500 American International Group, Inc. @                     5,111,700
           68 Berkshire Hathaway, Inc. *                               5,576,000
                                                                    ------------
                                                                      10,687,700
                                                                    ------------

Manufacturing (2.3%):
      134,500 General Electric Co.                                     4,528,615
                                                                    ------------
Media (5.8%):
      398,500 Time Warner, Inc.                                        7,216,835
      182,800 Walt Disney Co. @                                        4,410,964
                                                                    ------------
                                                                      11,627,799
                                                                    ------------
Pharmaceuticals  (5.7%):
      102,600 Eli Lilly & Co.                                          5,491,152
      232,600 Pfizer, Inc.                                             5,808,022
                                                                     -----------
                                                                      11,299,174
                                                                    ------------
Retail/Wholesale (4.7%):
       69,700 Bed Bath & Beyond, Inc. *                                2,800,546
      173,500 Home Depot, Inc.                                         6,617,290
                                                                    ------------
                                                                       9,417,836
                                                                    ------------
Telecommunications (0.8%):
       34,000 QUALCOMM, Inc. @                                         1,521,500
                                                                    ------------
TOTAL COMMON STOCKS (COST $179,301,576)                              197,748,250
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (0.9%):
Federal Home Loan Bank (0.9%):
    1,705,000 3.21%, 10/3/05 (b)                                       1,705,000
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $1,704,700)           1,705,000
                                                                    ------------
DEPOSIT ACCOUNT  (0.0%):
          503 NTRS London Deposit Account                                    503
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $503)                                            503
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN  (23.8%):
   47,455,545 Allianz Dresdner Daily Asset Fund #                     47,455,545
                                                                    ------------

TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $47,455,545)            47,455,545
                                                                     ----------
TOTAL INVESTMENTS (COST $228,462,324) (A) - 123.9%                  $246,909,298
                                                                    ============

----------
Percentages noted above are based on net assets as of September 30, 2005.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2005.

#    Investment in affiliate.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $20,166,980
Unrealized depreciation        (2,962,588)
                              -----------
Net unrealized appreciation   $17,204,392
                              ===========

(b)  The rate presented represents the effective yield at September 30, 2005.

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

    SHARES                                                            FAIR VALUE
    ------                                                           -----------
COMMON STOCKS (92.3%):
Banking & Financial Services (7.4%):
     2,640 Affiliated Managers Group, Inc. * @                       $   191,189
     1,600 Aspen Insurance Holdings, Ltd. @                               47,280
       800 City National Corp.                                            56,072
     5,500 Cullen/Frost Bankers, Inc.                                    271,370
    16,400 Dolby Laboratories, Inc., Class A * @                         262,400
     1,150 Downey Financial Corp.                                         70,035
     5,800 East West Bancorp, Inc.                                       197,432
     1,750 Platinum Underwriter Holdings, Ltd.                            52,308
     2,950 UCBH Holdings, Inc. @                                          54,044
    21,400 Universal American Financial Corp. *                          486,635
     5,000 Westamerica Bankcorporation                                   258,250
                                                                     -----------
                                                                       1,947,015
                                                                     -----------
Beverages (0.2%):
     3,600 Cott Corp. * @                                                 63,720
                                                                     -----------
Computers (7.0%):
     8,900 Akamai Technologies, Inc. * @                                 141,955
    22,400 Digitas, Inc. *                                               254,464
    14,100 Electronics for Imaging, Inc. *                               323,454
     6,000 Hyperion Solutions Corp. *                                    291,900
    40,100 RealNetworks, Inc. * @                                        228,971
     9,700 Salesforce.com, Inc. * @                                      224,264
    42,700 TIBCO Software, Inc. *                                        356,972
                                                                     -----------
                                                                       1,821,980
                                                                     -----------
Construction (2.4%):
    15,500 Chicago Bridge & Iron Company                                 481,895
           N.V., NY Shares
     3,800 ElkCorp @                                                     135,926
                                                                     -----------
                                                                         617,821
                                                                     -----------
E-Commerce (2.0%):
     5,400 Ctrip.com International, Ltd. @                               346,032
     3,700 Websense, Inc. * @                                            189,477
                                                                     -----------
                                                                         535,509
                                                                     -----------
Electronics (4.9%):
    91,800 Applied Micro Circuits Corp. *                                275,400
    17,551 ASE Test, Ltd. * @                                            110,045
    12,010 Entegris, Inc. *                                              135,713
    11,600 Mattson Technology, Inc. * @                                   87,116
     7,100 PortalPlayer, Inc. * @                                        194,753
    32,500 SkillSoft plc * @                                             148,850
   246,900 Zarlink Semiconductor, Inc. * @                               323,439
                                                                     -----------
                                                                       1,275,316
                                                                     -----------
Energy (1.3%):
     6,700 ITC Holdings Corp.                                            194,166
     8,800 KFx, Inc. * @                                                 150,656
                                                                     -----------
                                                                         344,822
                                                                     -----------

Food (2.7%):
    1,000 Diamond Foods, Inc. *                                           17,100
    7,300 Hain Celestial Group, Inc. * @                                 141,620
    3,900 John B. Sanfilippo & Son, Inc. *                                68,250
    2,960 Outback Steakhouse, Inc. @                                     108,336
    1,600 P.F. Chang's China Bistro, Inc. * @                             71,728
    8,000 Steak n Shake Co. * @                                          145,200
    4,600 United Natural Foods, Inc. *                                   162,656
                                                                       ---------
                                                                         714,890
                                                                       ---------

Health Care (9.9%):
    2,700 Advanced Medical Optics, Inc. * @                              102,465
    1,000 CuraGen Corp. * @                                                4,950
    5,500 Cytyc Corp. *                                                  147,675
   14,100 DJ Orthopedics, Inc. * @                                       408,054
    7,900 Health Net, Inc. *                                             373,828
   10,330 InterMune, Inc. * @                                            170,962
   15,100 LifePoint Hospitals, Inc. *                                    660,322
    3,700 Manor Care, Inc. @                                             142,117
    6,900 Protein Design Labs, Inc. * @                                  193,200
    7,050 WellCare Health Plans, Inc. * @                                261,203
    5,000 Wright Medical Group, Inc. *                                   123,400
                                                                       ---------
                                                                       2,588,176
                                                                       ---------

Industrial (7.3%):
    3,810 CARBO Ceramics, Inc.                                           251,422
    7,300 Cymer, Inc. *                                                  228,636
    3,400 Cytec Industries, Inc.                                         147,492
    6,000 Minerals Technologies, Inc.                                    343,260
   15,500 MSC Industrial Direct Company, Inc., Class A                   514,135
    1,800 Scotts Miracle-Gro Co., Class A                                158,274
    7,300 Stewart & Stevenson Services, Inc.                             174,105
    4,680 Valspar Corp. @                                                104,645
                                                                       ---------
                                                                       1,921,969
                                                                       ---------

Manufacturing (1.0%):
    4,300 Herman Miller, Inc.                                            130,290
    2,900 IDEX Corp.                                                     123,395
                                                                       ---------
                                                                         253,685
                                                                       ---------

Media (3.9%):
    4,000 Focus Media Holding, Ltd., ADR * @                             106,960
    1,140 Jupitermedia Corp. * @                                          20,189
   28,500 SINA Corp. * @                                                 783,750
    2,620 Tom Online, Inc. *                                              51,614
    3,800 WorldSpace, Inc., Class A * @                                   53,542
                                                                       ---------
                                                                       1,016,055
                                                                       ---------

Minerals (1.2%):
    6,500 Apex Silver Mines, Ltd. * @                                    102,115
    9,400 Compass Minerals International, Inc. @                         216,200
                                                                       ---------
                                                                         318,315
                                                                       ---------

Oil & Gas (7.4%):
    1,210 Atwood Oceanics, Inc. *                                        101,894
   13,600 Bronco Drilling Company, Inc. * @                              374,680
    3,300 Cheniere Energy, Inc. * @                                      136,488
    3,500 Comstock Resources, Inc. *                                     114,835
    3,860 Encore Acquisition Co. * @                                     149,961
   21,100 Grey Wolf, Inc. * @                                            177,873

   26,300 Key Energy Services, Inc. *                                    389,766
    7,130 Range Resources Corp.                                          275,289
    2,120 Todco, Class A                                                  88,425
    2,950 Universal Compression Holdings, Inc. *                         117,322
                                                                       ---------
                                                                       1,926,533
                                                                       ---------

Pharmaceuticals (6.3%):
   14,900 Abgenix, Inc. * @                                              188,932
    8,900 Andrx Corp. *                                                  137,327
    7,900 Connetics Corp. * @                                            133,589
    5,600 CV Therapeutics, Inc. * @                                      149,800
   10,300 Impax Laboratories, Inc. * @                                   124,115
   30,300 Inspire Pharmaceuticals, Inc. *                                230,280
   13,700 Ista Pharmaceuticals, Inc. * @                                  90,968
   14,100 Mannkind Corp. * @                                             193,029
   16,700 Nektar Therapeutics * @                                        283,065
    8,220 Tanox, Inc. * @                                                120,423
                                                                       ---------
                                                                       1,651,528
                                                                       ---------

Real Estate Investment Trusts (2.8%):
    1,950 Alexandria Real Estate Equities, Inc.                          161,246
    1,750 BioMed Realty Trust, Inc.                                       43,400
      540 Centerpoint Properties Corp.                                    24,192
    3,150 Cousins Properties, Inc. @                                      95,193
    2,960 Global Signal, Inc.                                            132,430
    2,240 Gramercy Capital Corp. @                                        53,670
    4,800 PS Business Parks, Inc.                                        219,840
                                                                       ---------
                                                                         729,971
                                                                       ---------

Retail/Wholesale (5.2%):
    4,500 AnnTaylor Stores Corp. *                                       119,475
    8,600 Cabelas, Inc., Class A * @                                     157,982
    7,850 Men's Wearhouse, Inc. *                                        209,595
    6,100 Nu Skin Enterprises, Inc., Class A @                           116,205
    4,800 SCP Pool Corp.                                                 167,664
    8,200 Spectrum Brands, Inc. *                                        193,110
    9,500 Steelcase, Inc., Class A                                       137,370
   10,900 Tempur-Pedic International, Inc. * @                           129,056
    8,600 West Marine, Inc. * @                                          127,108
                                                                       ---------
                                                                       1,357,565
                                                                       ---------

Services (3.1%):
    9,900 R.H. Donnelley Corp. *                                         626,274
    8,400 Wright Express Corp. * @                                       181,356
                                                                       ---------
                                                                         807,630
                                                                       ---------

Technology (3.8%):
   36,272 ChipMOS Technologies (Bermuda), Ltd. * @                       250,277
   10,700 Micrel, Inc. *                                                 120,161
    6,900 ProQuest Co. * @                                               249,780
    7,800 RADWARE, Ltd. * @                                              148,590
   33,600 WebMethods, Inc. *                                             237,552
                                                                       ---------
                                                                       1,006,360
                                                                       ---------

Telecommunications (10.2%):
   21,914 ADC Telecommunications, Inc. * @                               500,954
   18,660 American Tower Corp., Class A *                                465,567
   39,000 Cincinnati Bell, Inc. *                                        171,990

      15,400 Citizens Communications Co.                                 208,670
       1,750 Commonwealth Telephone Enterprises, Inc.                     65,975
      24,900 Dobson Communications Corp., Class A * @                    191,232
       2,510 Hurray! Holding Company, Ltd. * @                            25,602
       5,200 IDT Corp., Class B * @                                       63,388
       9,540 Kongzhong Corp., ADR *                                      134,323
       3,300 Nextel Partners, Inc., Class A * @                           82,830
      23,500 Polycom, Inc. *                                             379,995
                                                                     -----------
      16,900 Tekelec * @                                                 354,055
                                                                     -----------
                                                                       2,644,581
                                                                     -----------
Travel/Entertainment (2.3%):
       8,900 Marvel Entertainment, Inc. * @                              159,043
       3,400 Regal Entertainment Group, Class A @                         68,136
       4,800 Station Casinos, Inc.                                       318,528
                                                                     -----------
       3,100 The9 Limited, ADR * @                                        58,559
                                                                     -----------
                                                                         604,266
                                                                     -----------
TOTAL COMMON STOCKS (COST $22,640,541)                                24,147,707
                                                                     -----------
U.S. GOVERNMENT SPONSORED ENTERPRISE (6.0%):
Federal Home Loan Bank (6.0%):
   1,560,000 3.21%, 10/3/05, (b)                                       1,560,000
                                                                     -----------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $1,559,725)           1,560,000
                                                                     -----------
DEPOSIT ACCOUNT (0.0%):
         997 TNT Offshore Deposit Account                                    997
                                                                     -----------
TOTAL DEPOSIT ACCOUNT (COST $997)                                            997
                                                                     -----------
COLLATERAL FOR SECURITIES ON LOAN (30.4%):
   7,957,827 Northern Trust Liquid Institutional Asset Portfolio       7,957,827
                                                                     -----------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $7,957,827)              7,957,827
                                                                     -----------
TOTAL INVESTMENTS (COST $32,159,090) (a) - 128.7%                    $33,666,531
                                                                     ===========

------------
Percentages noted above are based on net assets as of September 30, 2005

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2005.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $13,507,862
Unrealized depreciation          (502,922)
                              -----------
Net unrealized appreciation   $13,004,940
                              ===========

(b)  The rate presented represents the effective yield at September 30, 2005.

     The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       90.2%
Cayman Islands       3.8%
Netherlands          2.0%
Canada               1.5%
Switzerland          1.2%
Ireland              0.6%
Taiwan               0.4%
China                0.3%
                   -----
                   100.0%
                   =====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

          SHARES                                                      FAIR VALUE
          ------                                                     -----------
COMMON STOCKS (97.7%):
Auto & Transportation (2.0%):
   13,910 Burlington Northern Santa Fe Corp.                         $   831,817
   10,430 C.H. Robinson Worldwide, Inc. @                                668,772
   13,910 GATX Corp. @                                                   550,141
                                                                     -----------
                                                                       2,050,730
                                                                     -----------
Consumer Discretionary (20.8%):
   34,773 Activision, Inc. *                                             711,108
   21,475 Advance Auto Parts, Inc. * @                                   830,653
   14,290 Alliance Data Systems Corp. *                                  559,454
   31,290 Bebe Stores, Inc. @                                            547,575
   14,260 Bed Bath & Beyond, Inc. *                                      572,967
   21,225 Best Buy Company, Inc.                                         923,924
   13,910 Boyd Gaming Corp.                                              599,799
   14,090 Chico's FAS, Inc. *                                            518,512
   34,990 Coach, Inc. *                                                1,097,286
   10,430 Corporate Executive Board Co.                                  813,331
   27,830 CVS Corp.                                                      807,348
   20,860 Darden Restaurants, Inc.                                       633,518
   10,430 Getty Images, Inc. * @                                         897,397
   21,230 GTECH Holdings Corp.                                           680,634
   27,820 Ingram Micro, Inc., Class A *                                  515,783
   14,020 J.C. Penney Company, Inc.                                      664,828
    7,110 Marriott International, Inc., Class A                          447,930
   20,860 McGraw-Hill Companies, Inc.                                  1,002,114
   17,550 MGM Mirage * @                                                 768,164
   35,200 Nordstrom, Inc.                                              1,208,064
   21,150 Office Depot, Inc. *                                           628,155
   13,910 Penn National Gaming, Inc. *                                   432,740
   10,410 Polo Ralph Lauren Corp.                                        523,623
   20,860 Starwood Hotels & Resorts Worldwide, Inc.                    1,192,566
    7,110 Tractor Supply Co. *                                           324,572
   27,830 Urban Outfitters, Inc. *                                       818,202
   14,260 Walter Industries, Inc. @                                      697,599
   10,800 Weight Watchers International, Inc. * @                        557,064
   28,070 XM Satellite Radio Holdings, Inc.,  Class A * @              1,007,994
                                                                     -----------
                                                                      20,982,904
                                                                     -----------
Consumer Staples (1.2%):
   18,025 Jarden Corp. * @                                               740,287
   13,910 Pilgrim's Pride Corp. @                                        506,324
                                                                     -----------
                                                                       1,246,611
                                                                     -----------
Energy (10.3%):
   10,700 Anadarko Petroleum Corp.                                     1,024,525
   28,370 Grand Prideco, Inc. * @                                      1,153,241

   10,660 Lone Star Technologies, Inc. *                                 592,589
   15,780 Murphy Oil Corp.                                               786,949
   27,830 Noble Energy, Inc.                                           1,305,227
   20,860 Patterson-UTI Energy, Inc.                                     752,629
   13,910 Peabody Energy Corp.                                         1,173,309
   13,910 Sunoco, Inc.                                                 1,087,762
   34,810 Ultra Petroleum Corp. *                                      1,979,992
   10,580 Unit Corp. *                                                   584,862
                                                                    ------------
                                                                      10,441,085
                                                                    ------------
Financials (8.9%):
   10,430 Affiliated Managers Group, Inc. * @                            755,341
   17,390 Assurant, Inc.                                                 661,863
   55,650 Charles Schwab Corp.                                           803,030
   10,430 Compass Bancshares, Inc. @                                     478,007
   13,910 First American Corp.                                           635,270
   13,910 Franklin Resources, Inc.                                     1,167,884
   14,290 IndyMac Bancorp, Inc.                                          565,598
   14,100 Legg Mason, Inc.                                             1,546,628
   17,420 Nuveen Investments, Class A @                                  686,174
   15,130 Paychex, Inc.                                                  561,020
   10,430 Prudential Financial, Inc.                                     704,651
    7,160 St. Joe Co.                                                    447,142
                                                                    ------------
                                                                       9,012,608
                                                                    ------------
Health Care (19.4%):
    9,230 Affymetrix, Inc. *                                             426,703
   10,550 Celgene Corp. *                                                573,076
   20,860 Community Health Systems, Inc. *                               809,577
   18,090 Dade Behring Holdings, Inc.                                    663,179
   34,770 Encysive Pharmaceuticals, Inc. * @                             409,591
   17,740 Forest Laboratories, Inc. * @                                  691,328
    7,180 Genzyme Corp. *                                                514,375
   13,910 Henry Schein, Inc. *                                           592,844
   12,960 Humana, Inc. *                                                 620,525
   14,090 Kos Pharmaceuticals, Inc. * @                                  943,044
   33,900 Medicis Pharmaceutical Corp., Class A @                      1,103,784
   27,500 Mentor Corp. @                                               1,512,775
   13,850 Neurocrine Biosciences, Inc. * @                               681,282
   21,430 New River Pharmaceuticals, Inc. * @                          1,027,354
   28,270 Omnicare, Inc. @                                             1,589,622
   13,910 Pharmaceutical Product Development, Inc. *                     799,964
   14,360 Roche Holding AG, ADR                                        1,001,330
   24,890 Shire Pharmaceuticals Group plc, ADR                           920,681
    7,200 Sierra Health Services, Inc. * @                               495,864
   17,390 St. Jude Medical, Inc. *                                       813,852
   13,910 Stryker Corp.                                                  687,571
   24,340 United Therapeutics Corp. *                                  1,698,931
   14,210 Ventana Medical Systems, Inc. * @                              540,975
    7,100 Wellpoint, Inc. *                                              538,322
                                                                    ------------
                                                                      19,656,549
                                                                    ------------
Industrials (8.7%):
   10,710 Beazer Homes USA, Inc. @                                       628,356
    6,960 Black & Decker Corp.                                           571,346
   10,430 Energizer Holdings, Inc. *                                     591,381

   14,140 Goodrich Corp.                                                 626,968
   14,310 Headwaters, Inc. * @                                           535,194
   10,570 HNI Corp. @                                                    636,525
   20,860 Ingersoll Rand Co.                                             797,478
   17,640 KB Home                                                      1,291,248
   10,430 Lockheed Martin Corp.                                          636,647
   20,860 Precision Castparts Corp.                                    1,107,666
   14,040 Republic Services, Inc.                                        495,472
   13,910 Rockwell Collins, Inc.                                         672,131
    7,010 Waters Corp. *                                                 291,616
                                                                    ------------
                                                                       8,882,028
                                                                    ------------
Information Technology (20.0%):
   28,460 ADC Telecommunications, Inc. * @                               650,596
   21,150 Advanced Micro Devices, Inc. * @                               532,980
   35,260 Akamai Technologies, Inc. * @                                  562,397
   34,770 Altera Corp. *                                                 664,455
    7,530 Amphenol Corp., Class A                                        303,760
   30,400 Apple Computer, Inc. *                                       1,629,744
   34,760 Autodesk, Inc.                                               1,614,254
   21,540 Broadcom Corp., Class A *                                    1,010,441
   17,390 Cognizant Technology Solutions Corp. *                         810,200
   21,410 Comverse Technology, Inc. *                                    562,441
   28,880 Corning, Inc. *                                                558,250
   21,180 Emulex Corp. * @                                               428,048
   17,390 F5 Networks, Inc. *                                            755,943
   11,320 Fair, Issac and Company, Inc.                                  507,136
   10,430 Global Payments, Inc.                                          810,620
   20,860 Harris Corp.                                                   871,948
   26,520 Intersil Corp., Class A                                        577,606
   20,860 Jabil Circuit, Inc. *                                          644,991
   20,860 Marvell Technology Group, Ltd. *                               961,855
   36,000 National Semiconductor Corp.                                   946,800
   16,980 NeuStar, Inc., Class A *                                       543,190
   34,770 Nextel Partners, Inc., Class A * @                             872,727
   36,110 Red Hat, Inc. *                                                765,171
   35,510 Salesforce.com, Inc. * @                                       820,991
   14,480 SanDisk Corp. * @                                              698,660
   36,020 Teradyne, Inc. *                                               594,330
   21,770 Tessera Technologies, Inc. * @                                 651,141
                                                                    ------------
                                                                      20,350,675
                                                                    ------------
Materials (1.9%):
   34,770 Crown Holdings, Inc. *                                         554,234
   10,430 Nucor Corp.                                                    615,266
   10,440 USG Corp. *                                                    717,436
                                                                    ------------
                                                                       1,886,936
                                                                    ------------
Mutual Funds (1.1%):
   28,430 Nasdaq 100 Share Index                                       1,121,848
                                                                    ------------
Telecommunication Services  (0.5%):
   21,100 Crown Castle International Corp. *                             519,693
                                                                    ------------
Utilities (2.9%):
   34,770 CMS Energy Corp. * @                                           571,967
   13,960 NII Holdings, Inc. * @                                       1,178,922
   13,910 Questar Corp.                                                1,225,749
                                                                    ------------
                                                                       2,976,638
                                                                    ------------
TOTAL COMMON STOCKS (COST $81,843,305)                                99,128,305
                                                                    ------------

U.S. GOVERNMENT SPONSORED ENTERPRISES (9.9%):
Federal National Mortgage Association (9.9%):
   10,085,000 3.55%, 10/3/05, (b)                                     10,085,000
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES (COST $10,083,039)        10,085,000
                                                                    ------------
DEPOSIT ACCOUNT (0.0%):
        7,328 TNT Offshore Deposit Account                                 7,328
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $7,328)                                        7,328
                                                                    ------------
TOTAL INVESTMENTS (COST $91,933,672) (a) - 107.6%                   $109,220,633
                                                                    ============

------------
Percentages noted above are based on net assets of September 30, 2005.

*   Non-income producing security.

@   All or a portion of security is loaned as of September 30, 2005.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $18,184,926
Unrealized depreciation          (938,545)
                              -----------
Net unrealized appreciation   $17,246,381
                              ===========

(b)  The rate presented represents the effective yield at September 30, 2005.

The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investment.

Country          Percentage
-------          ----------
United States       96.7%
Bermuda              1.6%
Switzerland          0.9%
United Kingdom       0.8%
                    ----
                     100%
                    ====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

          SHARES                                                     FAIR VALUE
          ------                                                    ------------
COMMON STOCKS (91.5%):
Consumer Discretionary (12.9%):
       40,950 Best Buy Company, Inc. @                              $  1,782,554
      355,200 Clear Channel Communications, Inc. @                    11,682,527
       45,918 Federated Department Stores, Inc.                        3,070,537
       26,400 Gannett Company, Inc.                                    1,817,112
       97,002 Jones Apparel Group, Inc.                                2,764,557
      719,700 Liberty Media Corp., Class A *                           5,793,585
      149,600 Mattel, Inc. @                                           2,495,328
       69,260 McDonald's Corp.                                         2,319,517
      466,700 Time Warner, Inc.                                        8,451,937
       50,000 Tribune Co.                                              1,694,500
      215,100 Viacom, Inc., Class B                                    7,100,451
      205,400 Wal-Mart Stores, Inc.                                    9,000,628
      302,860 Walt Disney Co. @                                        7,308,012
                                                                    ------------
                                                                      65,281,245
                                                                    ------------
Consumer Staples (9.0%):
      130,330 Altria Group, Inc.                                       9,606,624
       32,330 Anheuser-Busch Companies, Inc.                           1,391,483
      167,900 Coca-Cola Co.                                            7,251,601
      147,520 Kimberly-Clark Corp.                                     8,781,866
      218,600 Kraft Foods, Inc., Class A                               6,686,974
      165,300 Unilever NV, NY Shares                                  11,810,685
                                                                    ------------
                                                                      45,529,233
                                                                    ------------
Energy (1.7%):
       16,200 GlobalSantaFe Corp. @                                      739,044
       30,230 Halliburton Co.                                          2,071,360
       41,300 Total SA, ADR @                                          5,609,366
                                                                    ------------
                                                                       8,419,770
                                                                    ------------
Financials (23.3%):
       25,200 AFLAC, Inc.                                              1,141,560
       31,560 Ambac Financial Group, Inc.                              2,274,214
       60,200 American International Group, Inc.                       3,729,992
       21,400 Assurant, Inc. @                                           814,484
      349,800 Bank of America Corp. @                                 14,726,580
      152,200 Bank of New York Company, Inc.                           4,476,202
        1,120 Berkshire Hathaway, Inc., Class B *                      3,058,720
      112,390 Chubb Corp. @                                           10,064,525
      341,940 Citigroup, Inc.                                         15,565,109
       31,200 Fannie Mae                                               1,398,384
      312,820 Freddie Mac                                             17,661,816
       46,200 Genworth Financial, Inc., Class A                        1,489,488
        9,600 Hartford Financial Services Group, Inc.                    740,832
      115,680 J.P. Morgan Chase & Co.                                  3,925,022
        9,100 Lehman Brothers Holdings, Inc. @                         1,059,968
       62,780 Merrill Lynch & Company, Inc. @                          3,851,553

       48,800 MetLife, Inc.                                            2,431,704
      100,600 PNC Financial Services Group                             5,836,812
        4,300 RenaissanceRe Holdings, Ltd.                               188,039
       50,939 St. Paul Travelers Companies, Inc.                       2,285,633
        7,690 SunTrust Banks, Inc.                                       534,071
       61,550 Torchmark Corp.                                          3,251,687
      137,632 Wachovia Corp.                                           6,549,907
      183,290 Wells Fargo & Co.                                       10,735,295
                                                                    ------------
                                                                     117,791,597
                                                                    ------------
Health Care (16.7%):
       64,600 AmerisourceBergen Corp. @                                4,993,580
       72,000 Boston Scientific Corp. *                                1,682,640
      706,600 Bristol-Myers Squibb Co.                                17,000,796
       44,800 Cardinal Health, Inc. @                                  2,842,112
      499,500 GlaxoSmithKline plc, ADR                                25,614,360
      258,162 Pfizer, Inc.                                             6,446,305
      115,140 Roche Holding AG, ADR                                    8,028,770
      113,400 Sanofi-Aventis, ADR                                      4,711,770
      304,060 Schering-Plough Corp.                                    6,400,463
      140,590 Wyeth                                                    6,505,099
                                                                    ------------
                                                                      84,225,895
                                                                    ------------
Industrials (0.5%):
      156,500 Southwest Airlines Co.                                   2,324,025
                                                                    ------------
Information Technology (4.9%):
       79,300 Affiliated Computer Services, Inc., Class A *            4,329,779
        3,600 Amdocs, Ltd. *                                              99,828
       11,000 Andrew Corp. *                                             122,650
        9,330 Check Point Software Technologies, Ltd. *                  226,906
      155,900 Cisco Systems, Inc. *                                    2,795,287
       26,740 Cognex Corp.                                               804,072
       60,370 Credence Systems Corp. *                                   481,753
      110,100 Dell, Inc. *                                             3,765,419
       55,600 First Data Corp.                                         2,224,000
       69,875 Flextronics International, Ltd. *                          897,894
       71,449 Hewlett-Packard Co.                                      2,086,311
        6,600 Intel Corp.                                                162,690
       26,690 International Business Machines Corp.                    2,141,072
       38,010 KEMET Corp. *                                              318,524
       19,675 Lexmark International, Inc. *                            1,201,159
       67,300 Microsoft Corp.                                          1,731,629
       36,250 Nokia Corp., ADR                                           612,988
        6,390 Novellus Systems, Inc.                                     160,261
       20,354 Telefonaktibolaget LM Ericsson, ADR                        749,841
                                                                    ------------
                                                                      24,912,063
                                                                    ------------
Materials (10.7%):
      378,800 Alcoa, Inc.                                              9,250,296
      103,160 Dow Chemical Co.                                         4,298,677
      230,800 E. I. du Pont de Nemours and Co. @                       9,040,436
      410,010 Georgia-Pacific Corp.                                   13,964,941
      489,893 International Paper Co.                                 14,598,811
       74,600 Rohm and Haas Co.                                        3,068,298
                                                                    ------------
                                                                      54,221,459
                                                                    ------------
Telecommunication Services (8.0%):

      650,300 SBC Communications, Inc. @                              15,587,691
      401,010 Sprint Nextel Corp. @                                    9,536,018
      473,400 Verizon Communications, Inc.                            15,475,446
                                                                    ------------
                                                                      40,599,155
                                                                    ------------
Utilities (3.8%):
      104,050 American Electric Power Company, Inc. @                  4,130,785
       61,190 Constellation Energy Group, Inc.                         3,769,304
       47,000 Dominion Resources, Inc. @                               4,048,580
       94,900 FirstEnergy Corp.                                        4,946,188
       39,140 Public Service Enterprise Group, Inc.                    2,519,050
                                                                    ------------
                                                                      19,413,907
                                                                    ------------
TOTAL COMMON STOCKS (COST $439,434,200)                              462,718,349
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (8.6%):
Federal National Mortgage Association (8.6%):
   43,300,000 3.55%, 10/3/05, (b)                                     43,300,000
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES (COST $43,291,581)        43,300,000
                                                                    ------------
DEPOSIT ACCOUNT (0.1%):
      393,850 TNT Offshore Deposit Account                               393,850
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $393,850)                                    393,850
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (14.0%):
   70,907,409 Allianz Dresdner Daily Asset Fund #                     70,907,409
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $70,907,409)            70,907,409
                                                                    ------------
TOTAL INVESTMENTS (COST $554,027,040) (a) - 114.2%                  $577,319,608
                                                                    ============

----------
Percentages noted above are based on net assets as of September 30, 2005.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2005.

#    Investment in affiliate.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation                                            $ 39,843,047
Unrealized depreciation                                             (17,634,119)
                                                                   ------------
Net unrealized appreciation                                        $ 22,208,928
                                                                   ============

(b)  The rate presented represents the effective yield at September 30, 2005.

The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investments.

Country         Percentage
-------         ----------
United States      88.5%
United Kingdom      5.1%
Netherlands         2.3%
France              2.0%
Switzerland         1.6%
Singapore           0.2%
Sweden              0.2%
Finland             0.1%
                  -----
                  100.0%
                  =====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

                                                                        FAIR
                           SHARES                                       VALUE
                           ------                                    -----------
COMMON STOCKS (96.5%):
Auto & Transportation (1.4%):
   31,450 Burlington Northern Santa Fe Corp.                         $ 1,880,710
    9,450 C.H. Robinson Worldwide, Inc. @                                605,934
                                                                     -----------
                                                                       2,486,644
                                                                     -----------
Consumer Discretionary (14.5%):
   39,800 Activision, Inc. *                                             813,910
   23,625 Advance Auto Parts, Inc. * @                                   913,815
   31,525 Best Buy Company, Inc.                                       1,372,283
   31,450 Chico's FAS, Inc. *                                          1,157,360
   53,500 CVS Corp.                                                    1,552,034
   22,090 eBay, Inc. *                                                   910,108
   14,150 Getty Images, Inc. * @                                       1,217,466
   23,600 Gillette Co.                                                 1,373,519
    8,100 Harrah's Entertainment, Inc.                                   528,039
   31,450 Hilton Hotels Corp.                                            701,964
   22,750 J.C. Penney Company, Inc.                                    1,078,805
   20,400 Lowe's Companies, Inc.                                       1,313,760
   15,750 McGraw-Hill Companies, Inc.                                    756,630
   18,850 Michaels Stores, Inc.                                          623,181
   62,900 News Corp., Class B @                                        1,037,850
   31,450 Nordstrom, Inc.                                              1,079,364
   30,800 Office Depot, Inc. *                                           914,760
   15,750 Penn National Gaming, Inc. *                                   489,983
   12,900 Polo Ralph Lauren Corp. @                                      648,870
   20,450 Starwood Hotels & Resorts Worldwide, Inc.                    1,169,127
   23,750 Target Corp.                                                 1,233,338
   22,850 Tiffany & Co.                                                  908,745
   31,500 Urban Outfitters, Inc. * @                                     926,100
   31,450 XM Satellite Radio Holdings, Inc., Class A * @               1,129,370
   31,250 Yahoo!, Inc. *                                               1,057,500
                                                                     -----------
                                                                      24,907,881
                                                                     -----------
Consumer Staples (1.3%):
   21,700 Constellation Brands, Inc., Class A *                          564,200
   15,750 Kellogg Co. @                                                  726,548
   15,800 PepsiCo, Inc.                                                  896,018
                                                                     -----------
                                                                       2,186,766
                                                                     -----------
Energy (13.1%):
   28,300 Burlington Resources, Inc.                                   2,301,355
   23,100 Chesapeake Energy Corp.                                        883,575
   20,450 Devon Energy Corp.                                           1,403,688
   23,600 Diamond Offshore Drilling, Inc. @                            1,445,500
   23,600 EOG Resources, Inc. @                                        1,767,640
   39,350 General Electric Co.                                         1,324,915
   18,850 GlobalSantaFe Corp. @                                          859,937
   15,250 Grand Prideco, Inc. *                                          619,913
    9,300 Helmerich & Payne, Inc.                                        561,627
   12,600 Monsanto Co.                                                   790,650
   20,650 National-Oilwell, Inc. * @                                   1,358,770
   23,600 Noble Corp.                                                  1,615,656
   18,900 Noble Energy, Inc.                                             886,410
   31,450 Patterson-UTI Energy, Inc.                                   1,134,716
   21,200 Peabody Energy Corp.                                         1,788,220

   18,875 Quicksilver Resources, Inc. * @                                902,036
   13,100 Sunoco, Inc.                                                 1,024,420
   16,000 Ultra Petroleum Corp. * @                                      910,080
    9,100 Valero Energy Corp.                                          1,028,846
                                                                     -----------
                                                                      22,607,954
                                                                     -----------
Financials (6.1%):
   11,000 ACE, Ltd.                                                      517,770
   18,850 American Express Co.                                         1,082,744
   12,600 Bear Stearns Companies, Inc.                                 1,382,850
    9,450 Capital One Financial Corp.                                    751,464
   55,100 Charles Schwab Corp.                                           795,093
    3,150 Chicago Mercantile Exchange Holdings, Inc. @                 1,062,495
   14,150 Franklin Resources, Inc.                                     1,188,034
    8,050 Goldman Sachs Group, Inc.                                      978,719
   11,000 Lehman Brothers Holdings, Inc.                               1,281,280
   22,000 Prudential Financial, Inc.                                   1,486,320
                                                                     -----------
                                                                      10,526,769
                                                                     -----------
Health Care (22.0%):
   15,800 Aetna, Inc.                                                  1,361,012
   11,150 Alcon, Inc.                                                  1,425,862
   12,650 Allergan, Inc.                                               1,158,993
   31,800 Amgen, Inc. *                                                2,533,505
   16,000 AstraZeneca plc, ADR                                           753,600
   11,000 Bausch & Lomb, Inc.                                            887,480
   22,100 Baxter International, Inc.                                     881,127
   39,300 Caremark Rx, Inc. *                                          1,962,249
   25,150 Celgene Corp. * @                                            1,366,148
   26,050 Genentech, Inc. *                                            2,193,670
   23,600 Genzyme Corp. *                                              1,690,704
   23,050 Gilead Sciences, Inc. *                                      1,123,918
   23,600 Humana, Inc. *                                               1,129,968
    9,450 Invitrogen Corp. * @                                           710,924
   21,600 Johnson & Johnson                                            1,366,848
   15,900 Joy Global, Inc.                                               802,314
    8,300 Kos Pharmaceuticals, Inc. * @                                  555,519
   25,400 Novartis AG, ADR @                                           1,295,400
   15,750 Omnicare, Inc. @                                               885,623
   12,600 PacifiCare Health Systems, Inc. *                            1,005,228
    3,050 Pharmaceutical Product Development, Inc. *                     175,406
   31,800 Protein Design Labs, Inc. *                                    890,400
   12,600 Quest Diagnostics, Inc.                                        636,804
   26,750 Roche Holding AG, ADR @                                      1,865,291
   24,200 Schering-Plough Corp.                                          509,410
   28,300 St. Jude Medical, Inc. *                                     1,324,440
   15,850 Stryker Corp.                                                  783,466
   34,600 Teva Pharmaceutical Industries, Ltd., ADR @                  1,156,332
   44,030 UnitedHealth Group, Inc.                                     2,474,485
   18,550 Wellpoint, Inc. *                                            1,406,461
   34,600 Wyeth                                                        1,600,942
                                                                     -----------
                                                                      37,913,529
                                                                     -----------
Healthcare - Services (0.5%):
    9,550 Cerner Corp. * @                                               830,182
                                                                     -----------
Industrials (6.9%):
   62,900 Applied Materials, Inc.                                      1,066,784
   26,750 Boeing Co.                                                   1,817,662
   22,050 Caterpillar, Inc.                                            1,295,437
   31,450 D.R. Horton, Inc.                                            1,139,119
   20,450 Goodrich Corp.                                                 906,753
   10,800 ITT Industries, Inc.                                         1,226,880
   12,650 KB Home                                                        925,980
   26,750 Lam Research Corp. *                                           815,073
   18,900 Precision Castparts Corp.                                    1,003,590
   18,850 Rockwell Collins, Inc.                                         910,832

       16,050 Toll Brothers, Inc. * @                                    716,954
                                                                     -----------
                                                                      11,825,064
                                                                     -----------
Information Technology (24.8%):
       15,750 ADTRAN, Inc.                                               496,125
       39,900 Advanced Micro Devices, Inc. * @                         1,005,480
       31,600 Altera Corp. *                                             603,876
       47,550 American Tower Corp.,Class A *                           1,186,373
       78,650 Apple Computer, Inc. *                                   4,216,426
       62,900 Autodesk, Inc. @                                         2,921,075
       39,300 Broadcom Corp., Class A * @                              1,843,563
       47,200 Comverse Technology, Inc. *                              1,239,944
       78,450 Corning, Inc. *                                          1,516,439
       38,350 Dell, Inc. *                                             1,311,570
       64,250 EMC Corp. *                                                831,395
        7,800 Google, Inc., Class A *                                  2,468,387
       19,200 Harris Corp.                                               802,560
       62,000 Hewlett-Packard Co.                                      1,810,400
       63,950 Intel Corp.                                              1,576,368
       31,950 Intersil Corp., Class A @                                  695,871
       31,450 Jabil Circuit, Inc. *                                      972,434
       36,500 Juniper Networks, Inc. *                                   868,335
       55,050 Marvell Technology Group, Ltd. *                         2,538,355
       28,400 McAfee, Inc. *                                             892,328
       62,900 Microsoft Corp.                                          1,618,417
       78,450 Motorola, Inc.                                           1,732,961
       47,200 National Semiconductor Corp. @                           1,241,360
       31,450 Nextel Partners, Inc., Class A * @                         789,395
       15,050 NVIDIA Corp. * @                                           515,914
       39,200 QUALCOMM, Inc.                                           1,754,200
       31,450 SAP AG, ADR @                                            1,362,729
       26,750 Scientific-Atlanta, Inc.                                 1,003,393
       80,200 Texas Instruments, Inc.                                  2,718,779
                                                                     -----------
                                                                      42,534,452
                                                                     -----------
Information Technology Services (1.1%):
       23,700 Cognizant Technology Solutions Corp. *                   1,104,183
       18,850 Fiserv, Inc. *                                             864,650
                                                                     -----------
                                                                       1,968,833
                                                                     -----------
Materials (0.3%):
        6,500 USG Corp. *                                                446,680
                                                                     -----------
Software (0.5%):
       31,300 Adobe Systems, Inc.                                        934,305
                                                                     -----------
Staples (0.6%):
       18,850 The Hershey Company                                      1,061,444
                                                                     -----------
Textile - Apparel (0.9%):
       47,200 Coach, Inc. *                                            1,480,192
                                                                     -----------
Utilities (2.5%):
       25,050 Edison International                                     1,184,364
       25,150 Exelon Corp.                                             1,344,016
       15,750 TXU Corp.                                                1,777,860
                                                                     -----------
                                                                       4,306,240
                                                                     -----------
TOTAL COMMON STOCKS (COST $136,675,947)                              166,016,935
                                                                     -----------
U.S. GOVERNMENT SPONSORED ENTERPRISES (3.6%):
Federal National Mortgage
Association (3.6%):
    6,125,000 3.55%, 10/3/05, (b)                                      6,125,000
                                                                     -----------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES (COST $6,123,809)          6,125,000
                                                                     -----------
DEPOSIT ACCOUNT (0.0%):
        9,020 TNT Offshore Deposit Account                                 9,020
                                                                     -----------
TOTAL DEPOSIT ACCOUNT (COST $9,020)                                        9,020
                                                                     -----------

COLLATERAL FOR SECURITIES ON LOAN (11.6%):
   20,005,043 Northern Trust Liquid Institutional
                 Asset Portfolio                                      20,005,043
                                                                     -----------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $20,005,043)            20,005,043
                                                                     -----------
TOTAL INVESTMENTS (COST $162,813,819) (a) - 111.7%                   192,155,998
                                                                     ===========

----------
Percentages noted above are based on net assets as of September 30, 2005.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2005.

ADR - American Depository Receipt

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $30,807,085
Unrealized depreciation        (1,583,755)
                              -----------
Net unrealized appreciation   $29,223,330
                              ===========

(b)  The rate presented represents the effective yield at September 30, 2005.

     The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United state        94.0%
Switzerland          2.7%
Bermuda              1.5%
Germany              0.8%
Israel               0.7%
United Kingdom       0.3%
                   -----
                   100.0%
                   =====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY AND INCOME FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

          SHARES                                                      FAIR VALUE
          ------                                                     -----------
COMMON STOCKS (63.9%):
Auto & Transportation (0.8%):
      34,980 Honda Motor Company, Ltd.                               $   993,432
       3,290 Norfolk Southern Corp.                                      133,442
                                                                     -----------
                                                                       1,126,874
                                                                     -----------
Consumer Discretionary (7.1%):
      62,330 Clear Channel Communications, Inc.                        2,050,034
      17,850 Kohl's Corp. *                                              895,713
      18,220 McDonald's Corp.                                            610,188
       6,890 Office Depot, Inc. *                                        204,633
       8,080 Target Corp.                                                419,594
     135,040 Time Warner, Inc.                                         2,445,574
      34,490 Viacom, Inc., Class B                                     1,138,515
      32,690 Wal-Mart Stores, Inc.                                     1,432,476
      55,700 Walt Disney Co.                                           1,344,041
                                                                     -----------
                                                                      10,540,768
                                                                     -----------
Consumer Staples (5.4%):
      19,720 Altria Group, Inc.                                        1,453,561
      25,270 Cadbury Schweppes plc, ADR                                1,029,247
      37,310 Coca-Cola Co.                                             1,611,419
      12,600 Diageo plc, ADR @                                           730,926
       3,790 Kraft Foods, Inc., Class A                                  115,936
       8,850 Procter & Gamble Co.                                        526,221
      34,610 Unilever NV, NY Shares                                    2,472,885
                                                                     -----------
                                                                       7,940,195
                                                                     -----------
Energy (7.9%):
      23,790 BP plc, ADR                                               1,685,522
      26,440 ConocoPhillips                                            1,848,420
      17,410 Exxon Mobil Corp.                                         1,106,231
      66,760 General Electric Co.                                      2,247,809
      24,640 Royal Dutch Shell plc, ADR                                1,617,370
      21,940 Schlumberger, Ltd.                                        1,851,297
      12,270 Valero Energy Corp.                                       1,387,246
                                                                     -----------
                                                                      11,743,895
                                                                     -----------
Financials (15.9%):
      26,200 Aegon N.V. @                                                390,380
      32,260 Bank of America Corp.                                     1,358,146
      98,700 Charles Schwab Corp.                                      1,424,241
      17,710 Chubb Corp.                                               1,585,931
      13,980 CIGNA Corp.                                               1,647,683
      52,110 Citigroup, Inc.                                           2,372,047
      27,930 Freddie Mac                                               1,576,928
       5,220 Goldman Sachs Group, Inc.                                   634,648
      10,930 Hartford Financial Services Group, Inc.                     843,468
      73,582 J.P. Morgan Chase & Co.                                   2,496,636

      14,450 Lehman Brothers Holdings, Inc.                            1,683,136
      10,400 Marsh & McLennan Companies, Inc.                            316,056
      12,280 MBNA Corp.                                                  302,579
      38,810 Merrill Lynch & Company, Inc.                             2,380,993
      16,400 PNC Financial Services Group                                951,528
      14,260 Prudential Financial, Inc.                                  963,406
      39,740 St. Paul Travelers Companies, Inc.                        1,783,134
      19,220 State Street Corp.                                          940,242
                                                                     -----------
                                                                      23,651,182
                                                                     -----------
Health Care (9.7%):
         790 Bausch & Lomb, Inc.                                          63,737
       8,040 Boston Scientific Corp. *                                   187,895
     103,490 Bristol-Myers Squibb Co.                                  2,489,970
      24,660 Chiron Corp. * @                                          1,075,669
      29,220 Eli Lilly & Co.                                           1,563,854
      18,330 GlaxoSmithKline plc, ADR @                                  939,962
      10,734 McKesson Corp.                                              509,328
      34,530 Roche Holding AG, ADR                                     2,407,794
      31,090 Sanofi-Aventis, ADR                                       1,291,790
     111,000 Schering-Plough Corp.                                     2,336,550
      34,560 Wyeth                                                     1,599,091
                                                                     -----------
                                                                      14,465,640
                                                                     -----------
Industrials (3.3%):
      15,880 Applera Corp.                                               369,051
      21,090 Ingersoll Rand Co.                                          806,271
      20,140 Northrop Grumman Corp.                                    1,094,609
       1,720 Parker Hannifin Corp.                                       110,613
      26,350 Raytheon Co.                                              1,001,827
      19,300 Siemens AG, ADR                                           1,492,469
                                                                     -----------
                                                                       4,874,840
                                                                     -----------
Information Technology (4.9%):
      54,940 Hewlett-Packard Co.                                       1,604,248
      54,290 Intel Corp.                                               1,338,249
      85,040 Micron Technology, Inc. *                                 1,131,032
      67,410 Motorola, Inc.                                            1,489,087
      72,320 Symantec Corp. *                                          1,638,771
                                                                     -----------
                                                                       7,201,387
                                                                     -----------
Materials (3.3%):
      63,010 Bayer AG, ADR @                                           2,318,768
      22,020 Dow Chemical Co.                                            917,573
       4,656 Lanxess *                                                   139,398
      31,710 Newmont Mining Corp.                                      1,495,761
                                                                     -----------
                                                                       4,871,500
                                                                     -----------
Telecommunication Services (2.3%):
      76,742 Sprint Nextel Corp.                                       1,824,925
      47,700 Verizon Communications, Inc.                              1,559,313
                                                                     -----------
                                                                       3,384,238
                                                                     -----------
Utilities (3.3%):
      28,200 American Electric Power Company,                          1,119,540
             Inc.
      15,260 Entergy Corp.                                             1,134,123
      10,245 Exelon Corp.                                                547,493
      23,600 FirstEnergy Corp.                                         1,230,032
      30,310 France Telecom SA, ADR                                      871,413
                                                                     -----------
                                                                       4,902,601
                                                                     -----------

TOTAL COMMON STOCKS (COST $85,858,923)                                94,703,120
                                                                     -----------
U.S. TREASURY OBLIGATIONS (11.3%): U.S. Treasury Bonds (2.3%):
     225,000 8.13%, 8/15/19 @                                            307,186
     700,000 7.63%, 2/15/25 @                                            966,356
     775,000 6.38%, 8/15/27 @                                            960,395
   1,010,000 6.13%, 8/15/29 @                                          1,229,635
                                                                     -----------
                                                                       3,463,572
                                                                     -----------
U.S. Treasury Notes (8.8%):
   4,410,000 3.50%, 11/15/06 @                                         4,379,509
   2,900,000 3.13%, 5/15/07 @                                          2,852,423
     750,000 6.50%, 2/15/10                                              817,207
     350,000 5.75%, 8/15/10 @                                            373,283
   1,430,000 3.88%, 2/15/13 @                                          1,393,189
   3,185,000 4.25%, 8/15/13 @                                          3,174,050
                                                                     -----------
                                                                      12,989,661
                                                                     -----------
U.S. Treasury STRIPS (0.2%):
     295,000 1.88%, 2/15/25, (b) @                                       118,844
     325,000 1.89%, 2/15/25, (b) @                                       131,675
     225,000 1.71%, 2/15/27, (b) @                                        83,386
                                                                     -----------
                                                                         333,905
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $16,803,828)                    16,787,138
                                                                     -----------
CONVERTIBLE BONDS (7.9%):
Auto & Transportation (0.3%):
     500,000 AMR Corp., 4.25%, 9/23/23 @                                 397,500
                                                                     -----------
Consumer Staples (0.3%):
     129,000 Allied Waste Industries, 4.25%, 4/15/34                     113,198
   1,140,000 Supervalue, Inc., 0.00%, 11/2/31, (c) @                     377,625
                                                                     -----------
                                                                         490,823
                                                                     -----------
Energy (0.8%):
     260,000 Calpine Corp., 4.75%, 11/15/23                              141,700
     600,000 EL Paso Corp., 0.00%, 2/28/21, (c) @                        323,250
     450,000 Reliant Resources, Inc., 5.00%, 8/15/10 @                   781,875
                                                                     -----------
                                                                       1,246,825
                                                                     -----------
Health Care (3.3%):
   1,000,000 Amgen, Inc., 0.00%, 3/1/32, (c) @                           791,249
     600,000 Chiron Corp., 1.63%, 8/1/33                                 586,500
     197,000 Chiron Corp., 2.75%, 6/30/34                                193,553
     303,000 Chiron Corp., 2.75%, 6/30/34                                297,698
     500,000 Edwards Lifesciences Corp., 3.88%, 5/15/33                  508,125
     400,000 Enzon Pharmaceuticals, Inc., 4.50%, 7/1/08                  363,000
     650,000 Medimmune, Inc., 1.00%, 7/15/23 @                           630,500
     610,000 Medtronic, Inc., 1.25%, 9/15/21                             609,238
     200,000 Teva Pharmceuticals Industries,
                Ltd., 0.50%, 2/1/24                                      199,500
     700,000 Watson Pharmaceuticals, Inc.,
                1.75%, 3/15/23                                           711,374
                                                                     -----------

                                                                       4,890,737
                                                                      ----------
Industrials (0.5%):
     400,000 Halliburton Co., 3.13%, 7/15/23                             751,500
                                                                      ----------
Information Technology (1.3%):
     500,000 Advanced Micro Devices, Inc., 4.75%, 2/1/22 @               566,875
     278,000 International Game Technology, 0.00%, 1/29/33, (c) @        176,530
     420,000 L-3 Communications Corp., 3.00%, 8/1/35 @                   429,450
     458,000 Micron Technology, Inc., 2.50%, 2/1/10 @                    537,005
     109,000 Red Hat, Inc., 0.50%, 1/15/24 @                             109,000
      39,000 Teradyne, Inc., 3.75%, 10/15/06                              38,610
                                                                      ----------
                                                                       1,857,470
                                                                      ----------
Materials (0.7%):
    900,000  International Paper Co., 0.00%, 6/20/21, (c) @              499,500
    500,000  Sealed Air Corp., 3.00%, 6/30/33                            480,625
                                                                      ----------
                                                                         980,125
                                                                      ----------
Utilities (0.7%):
   1,000,000 Nortel Networks Corp., 4.25%, 9/1/08 @                      941,250
      38,000 PG&E Corp., 9.50%, 6/30/10                                  112,148
                                                                      ----------
                                                                       1,053,398
                                                                      ----------
TOTAL CONVERTIBLE BONDS (COST $11,104,758)                            11,668,378
                                                                      ----------
CORPORATE BONDS (6.1%):
Auto & Transportation (0.1%):
      83,618 America West Airlines, Inc., 7.10%, 4/2/21                   86,279
      20,000 Southwest Airlines Co., Class A2, 5.50%, 11/1/06             20,216
      35,000 Union Pacific Corp., 6.63%, 2/1/08                           36,453
                                                                      ----------
                                                                         142,948
                                                                      ----------
Consumer Discretionary (0.7%):
      35,000 Cox Communications, Inc., 4.63%, 1/15/10                     34,221
     809,000 EchoStar Communications Corp., 5.75%, 5/15/08 @             800,910
      60,000 FBG Finance, Ltd., 5.13%, 6/15/15 @                          58,860
      10,000 Fedex Corp., 7.25%, 2/15/11 @                                11,038
      50,000 Hyatt Equities, LLC, 6.88%, 6/15/07                          50,971
      40,000 Limited Brands, Inc., 6.95%, 3/1/33                          38,947
      45,000 Marriot International, Inc., 7.88%, 9/15/09 @                49,737
      35,000 Marriott International, Inc., Class A,
                Series E, 7.00%, 1/15/08                                  36,616
      20,000 Mohawk Industries, Inc., Series D, 7.20%, 4/15/12            22,223
      15,000 Philip Morris, 7.75%, 1/15/27                                17,491
                                                                      ----------
                                                                       1,121,014
                                                                      ----------
Consumer Staples (0.6%):

      55,000 Altria Group, Inc., 7.00%, 11/4/13                           60,201
      15,000 General Mills, Inc., 3.88%, 11/30/07                         14,738
   1,000,000 General Mills, Inc., 0.00%, 10/28/22, (c) @                 711,250
      55,000 Knight Ridder, Inc., 5.75%, 9/1/17                           54,388
                                                                      ----------
                                                                         840,577
                                                                      ----------
Energy (0.1%):
      40,000 CC Funding Trust I, 6.90%, 2/16/07                           41,110
      25,000 Consumers Energy Co., 4.80%, 2/17/09                         24,926
       5,000 Detroit Edison Co., 6.13%, 10/1/10 @                          5,283
       5,000 Entergy Gulf States, Inc., 3.60%, 6/1/08                      4,801
      51,000 FPL Group Capital, Inc., 3.25%, 4/11/06                      50,708
      10,000 Monongahela Power Co., 5.00%, 10/1/06                        10,020
      10,000 Panhandle Eastern Pipeline Co., 2.75%, 3/15/07 @              9,719
      35,000 Sempra Energy, 4.62%, 5/17/07                                34,927
      15,000 Wisconsin Electric Power Co., 3.50%, 12/1/07                 14,645
                                                                      ----------
                                                                         196,139
                                                                      ----------
  Financials (3.5%):
     100,000 American Express Co., 1.85%, 12/1/33                        105,500
     300,000 American Express Co., 1.85%, 12/1/33                        316,499
      75,000 American General Finance Corp.,
                Series MTNI, 4.63%, 5/15/09 @                             74,258
      15,000 American General Finance Corp.,
                Series MTNH, 4.63%, 9/1/10                                14,792
      15,000 Axa Financial, Inc., 6.50%, 4/1/08                           15,655
     125,000 Bank of America, 3.99%, 8/18/09                             123,862
      45,000 Brascan Corp., 7.13%, 6/15/12                                49,819
      50,000 Capital Auto Receivables Asset
                Trust, Class A2, Series 04-2, 3.35%, 2/15/08              49,299
     125,000 Capital Auto Receivables Asset Trust, Class A4,
                Series 2005-1, 4.05%, 7/15/09                            124,028
     100,000 Caterpillar Financial Asset Trust, Class A3,
                Series 2005-A, 3.90%, 2/25/09                             99,019
      70,000 Caterpillar Financial Services Corp.,
                Series MTNF, 3.63%, 11/15/07 @                            68,705
      50,000 CIT Equipment Collateral, Class A3,
                Series 2004-EF1, 3.50%, 9/20/08                           49,218
      35,000 CIT Group, Inc., 3.65%, 11/23/07                             34,291
     205,000 Citigroup, Inc., 5.63%, 8/27/12                             213,097
     100,000 CNH Equipment Trust, Class A3, Series 05-A, 4.02%,
                4/15/09                                                   99,156
     200,000 CNH Equipment Trust, 4.27%, Class A3, Series 05-B,
                1/15/10                                                  198,715
     247,000 Conseco, Inc., 3.50%, 9/30/35 @                             251,939
      65,000 Countrywide Home Loans, Inc.,                                62,568

           3.25%, 5/21/08
   100,000 Daimler Chrysler Auto Trust, 4.04%,
           Series 2005-B, Class A3 9/8/09                                 99,251
    20,000 EOP Operating Limited Partnership, 4.75%, 3/15/14              19,262
   100,000 Farmers Exchange Capital, 7.05%, 7/15/28                      103,249
    75,000 Ford Credit Auto Owner Trust, Class
           A3, Series 05-B, 4.17%, 1/15/09                                74,604
    45,000 General Electric Capital Corp., 5.88%, 2/15/12 @               47,279
    80,000 General Electric Capital Corp.,
           Series MTNA, 4.75%, 9/15/14 @                                  79,109
   500,000 Goldman Sachs Group, Inc., 0.25%, 8/30/08                     493,084
    80,000 Goldman Sachs Group, Inc., 5.25%, 10/15/13 @                   80,722
    75,000 Harley-Davidson Motorcycle Trust,
           Class A2, Series 05-2, 4.07%, 2/15/12                          74,170
   125,000 Harley-Davidson Motorcycle Trust,
           Class A2, Series 05-1, 3.76%, 12/17/12                        122,962
   100,000 Harley-Davidson Motorcyle Trust,
           4.41%, Class A2, Series 05-3, 6/15/12                          99,660
    50,000 Honda Auto Receivables Owner
           Trust, Class A3, Series 05-2, 3.93%, 1/15/09                   49,549
   100,000 Honda Auto Receivables Owner
           Trust, Class A3, Series 05-3, 3.87%, 4/20/09                   98,863
    50,000 Household Finance Corp., 4.13%, 11/16/09                       48,693
    60,000 Household Finance Corp., 8.00%, 7/15/10                        67,703
    40,000 HSBC Finance Corp., 6.75%, 5/15/11                             43,505
    75,000 Hyundai Auto Receivables Trust,
           Class A3, Series 05-A, 3.98%, 11/16/09                         74,217
    80,000 J.P. Morgan Chase & Co., 6.00%, 2/15/09                        82,935
   100,000 Marsh & Mclennan Companies, Inc., 5.38%, 7/15/14 @             96,699
    75,000 Marshall & Ilsley Bank, 3.80%, 2/8/08 @                        73,725
    25,000 MBNA America Bank Corp., 7.13%, 11/15/12                       28,103
    30,000 MBNA Corp., 6.13%, 3/1/13                                      32,007
   125,000 Merrill Auto Trust Securitization,
           Class A3, Series 05-1, 4.10%, 8/25/09                         124,009
   100,000 National City Auto Receivables
           Trust, Class A4, Series 04-A, 2.88%, 5/15/11                   96,949
    80,000 Nationwide Building Society, 4.25%, 2/1/10                     78,327
   150,000 Nissan Auto Receivables Owner

           Trust, Class A3, Series 05-B, 3.99%, 7/15/09                  148,730
    30,000 Platinum Underwriters Finance, Inc., 7.50%, 6/1/17             29,926
    50,000 Platinum Underwriters Holdings, Ltd., 6.37%, 11/16/07          50,416
    50,000 Residential Capital Corp., 6.38%, 6/30/10                      50,654
   110,000 SLM Corp., 4.00%, 1/15/10                                     106,873
    50,000 St. Paul Travelers Companies, Inc., 5.01%, 8/16/07 @           50,057
    30,000 Textron Financial Corp., 4.13%, 3/3/08                         29,607
   100,000 USAA Auto Owner Trust, Class A3, Series 04-3, 3.16%,
           2/17/09                                                        98,540
    75,000 USAA Auto Owner Trust, Class A3,
           Series 05-1, 3.90%, 7/15/09                                    74,318
   100,000 USAA Auto Owner Trust, Class A3,
           Series 04-2, 3.58%, 2/15/11                                    98,279
   100,000 Volkswagen Auto Lease Trust, Class
           A3, Series 05-A, 3.82%, 5/20/08                                99,170
    50,000 Wachovia Auto Owner Trust, Class
           A3, Series 2004-B, 2.91%, 4/20/09                              49,204
    50,000 Wachovia Auto Owner Trust, Class
           A3, Series 05-A, 4.06%, 9/21/09                                49,612
    40,000 Washington Mutual, Inc., 8.25%, 4/1/10                         44,888
    50,000 World Omni Auto Receivables Trust,
           Class A3, Series 04-A, 3.29%, 11/12/08                         49,406
    85,000 Xlliac Global Funding, 4.80%, 8/10/10                          84,451
                                                                       ---------
                                                                       5,353,187
                                                                       ---------
Health Care (0.3%):
   335,000 Manor Care, Inc., 2.13%, 8/1/35                               340,862
    30,000 WellPoint, Inc., 3.75%, 12/14/07                               29,390
    35,000 WellPoint, Inc., 4.25%, 12/15/09                               34,235
                                                                       ---------
                                                                         404,487
                                                                       ---------
Industrials (0.3%):
   115,000 AIG Sunamer Global Finance, 6.30%, 5/10/11                    123,082
    17,531 Burlington North Santa FE Railway Co., 4.58%, 1/15/21          17,126
    20,000 DaimlerChrysler NA Holding Corp., 8.50%, 1/18/31               24,214
    55,000 Ford Motor Credit Co., 7.25%, 10/25/11                         52,205
    30,000 LG Electronics, Inc., 5.00%, 6/17/10                           29,574
    30,000 Norfolk Southern Corp., 7.35%, 5/15/07                         31,213
    30,000 Northrop Grumman Corp., 4.08%, 11/16/06                        29,844
    25,000 Raytheon Co., 6.15%, 11/1/08                                   25,993
     5,000 Raytheon Co., 8.30%, 3/1/10                                     5,673
    15,567 Systems 2001 Asset Trust, 6.66%, 9/15/13                       16,684

        5,000 Union Pacific Corp., 6.79%, 11/9/07                          5,208
       11,000 Union Pacific Corp., 6.65%, 1/15/11                         11,858
       40,000 United Technologies Corp., 4.38%, 5/1/10 @                  39,567
                                                                    ------------
                                                                         412,241
                                                                    ------------
Materials (0.1%):
       30,000 Consolidated Natural Gas, 5.00%, 12/1/14                    29,570
       15,000 ICI Wilmington, Inc., 4.38%, 12/1/08                        14,747
       55,000 Sealed Air Corp., 5.63%, 7/15/13                            55,151
                                                                    ------------
                                                                          99,468
                                                                    ------------
Utilities (0.4%):
       20,000 Arizona Public Service Co., 6.75%, 11/15/06                 20,452
       30,000 Arizona Public Service Co., 5.80%, 6/30/14                  31,424
       25,000 AT&T Wireless Services, Inc., 8.75%, 3/1/31                 33,745
       35,000 Carolina Power and Light Co., 5.13%, 9/15/13                35,242
       20,000 Cincinnati Gas & Electric Co., 5.70%, 9/15/12               20,743
       70,000 Comcast Cable Communications, Inc., 6.75%, 1/30/11          75,268
       10,000 Consumers Energy Corp., 4.00%, 5/15/10 @                     9,615
       50,000 Deutsche Telekom International Finance BV,
                 8.75%, 6/15/30                                           64,551
       50,000 France Telecom SA, 8.50%, 3/1/31 @                          67,008
       30,000 News America, Inc., 7.13%, 4/8/28                           32,682
       25,000 Pacific Gas & Electric Co., 6.05%, 3/1/34                   26,010
       15,000 Ras Laffan Liquefied Natural Gas Company, Ltd.,
                 8.29%, 3/15/14                                           17,518
       10,000 South Carolina Electric & Gas Co., 5.30%, 5/15/33            9,858
       10,000 Sprint Capital Corp., 8.75%, 3/15/32                        13,409
       70,000 Telecom Italia Capital, 4.00%, 1/15/10                      67,215
                                                                    ------------
                                                                         524,740
                                                                    ------------
TOTAL CORPORATE BONDS (COST $9,185,664)                                9,094,801
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (5.9%):
Federal Home Loan Mortgage Corporation (0.4%):
      375,000 2.38%, 2/15/07                                             365,206
        5,371 11.00%, 9/1/15, Pool # 170141                                5,965
       11,369 10.00%, 9/1/17, Pool # 555283                               12,710
       10,429 10.50%, 11/1/17, Pool # 360016                              11,757
      150,000 7.00%, 10/1/32, Pool # 23821                               156,703
                                                                    ------------
                                                                         552,341
                                                                    ------------

Federal National Conventional Loan (0.8%):
        5,285 10.50%, 12/1/16, Pool # 124783                               6,008
          804 7.50%, 7/1/30, Pool # 541844                                   851
       11,643 7.50%, 9/1/30, Pool # 190308                                12,321
    1,050,000 7.00%, 10/1/30, Pool # 23821                             1,098,890
       15,163 8.50%, 11/1/30, Pool # 547877                               16,339
        8,342 7.50%, 12/1/30, Pool # 541493                                8,828
       10,496 7.50%, 2/1/31, Pool # 253643                                11,108
        1,809 8.00%, 7/1/31, Pool # 253905                                 1,934
       10,456 8.00%, 5/1/32, Pool # 645398                                11,176
                                                                    ------------
                                                                       1,167,455
                                                                    ------------
Federal National Mortgage Association (4.7%):
    6,500,000 3.55%, 10/3/05, (b)                                      6,499,999
      350,000 6.63%, 10/15/07                                            364,949
      106,642 6.50%, 7/1/32, Pool # 254378                               109,768
                                                                    ------------
                                                                       6,974,716
                                                                    ------------
Government National Mortgage Association (0.0%):
        9,869 10.00%, 10/15/21, Pool # 780488                             11,124
       11,461 10.50%, 4/15/25, Pool # 780127                              12,999
                                                                    ------------
                                                                          24,123
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES (COST $8,732,797)          8,718,635
                                                                    ------------
PREFERRED STOCK (5.2%):
Auto & Transportation (0.0%):
        3,000 Continental Airlines Financial Trust @                      50,250
                                                                    ------------
Consumer Discretionary (0.5%):
        7,700 Newell Financial Trust I                                   337,838
        5,100 Tribune Co.                                                421,387
                                                                    ------------
                                                                         759,225
                                                                    ------------
Energy (1.1%):
        6,000 Amerada Hess Corp. @                                       709,500
          300 El Paso Corp. @                                            370,313
       12,000 El Paso Energy Capital Trust I @                           484,800
                                                                    ------------
                                                                       1,564,613
                                                                    ------------
Financials (1.2%):
       10,000 Conseco, Inc.                                              266,250
            8 Fannie Mae                                                 732,799
        2,900 Lazard, Ltd.                                                73,689
       15,000 Sovereign Capital Trust IV                                 661,875
                                                                    ------------
                                                                       1,734,613
                                                                    ------------
Health Care (0.8%):
        8,000 Baxter International, Inc.                                 456,000
       13,000 Schering-Plough Corp. @                                    704,990
                                                                    ------------
                                                                       1,160,990
                                                                    ------------
Industrials (0.5%):
       15,000 Coltec Capital Trust                                       757,500
                                                                    ------------
Information Technology (0.6%):
          900 Lucent Technologies Capital Trust I                        907,875
                                                                    ------------
Materials (0.0%):
          500 Huntsman Corp. @                                            22,235
                                                                    ------------
Utilities (0.5%):
       20,000 Centerpointe Energy, Inc.                                  694,180
                                                                    ------------
TOTAL PREFERRED STOCK (COST $7,242,472)                                7,651,481
                                                                    ------------

DEPOSIT ACCOUNT (0.1%):
       93,887 TNT Offshore Deposit Account                                93,887
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $93,887)                                      93,887
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (18.4%):
   27,199,322 Northern Trust Liquid Institutional
              Asset Portfolio                                         27,199,322
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $27,199,322)            27,199,322
                                                                    ------------
TOTAL INVESTMENTS (COST $166,221,651) (a) - 118.8%                  $175,916,762
                                                                    ============

----------
Percentages noted above are based on net assets as of September 30, 2005.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2005.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $11,569,197
Unrealized depreciation        (2,091,925)
                              -----------
Net unrealized appreciation   $ 9,477,272
                              ===========

(b)  The rate presented represents the effective yield at September 30, 2005.

(c)  Zero Coupon Bond.

     The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       87.0%
Netherlands          2.9%
United Kingdom       2.9%
Germany              2.6%
Switzerland          1.7%
France               1.5%
Japan                0.7%
Bermuda              0.5%
Luxembourg           0.1%
Qatar                0.1%
                   -----
                   100.0%

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

                                                                        FAIR
                              SHARES                                    VALUE
                              ------                                ------------
COMMON STOCKS (94.9%):
Consumer Discretionary (15.0%):
      397,533 Capital Radio plc                                     $  2,248,579
      109,307 Harley-Davidson, Inc. @                                  5,294,831
      188,797 New York Times Co., Class A @                            5,616,711
      391,120 Reed Elsevier NV                                         5,398,132
      343,266 SMG plc                                                    567,551
      232,016 Torstar Corp., Class B                                   4,641,518
      337,264 Wolters Kluwer CVA NV                                    6,278,567
      452,088 WPP Group plc                                            4,612,523
                                                                    ------------
                                                                      34,658,412
                                                                    ------------
Consumer Staples (60.0%):
      162,399 Altadis SA                                               7,277,302
      145,366 Altria Group, Inc.                                      10,714,928
      887,800 British American Tobacco plc                            18,702,701
       91,266 Brown-Forman Corp., Class B                              5,433,978
    1,362,805 Cadbury Schweppes plc                                   13,759,715
      596,715 Diageo plc                                               8,584,391
       75,670 Groupe Danone                                            8,210,809
      237,880 Imperial Tobacco Group plc                               6,817,855
      111,449 Kimberly-Clark Corp.                                     6,634,559
      184,408 Koninklijke Numico NV *                                  8,072,896
       35,199 Nestle SA, Registered Shares                            10,315,737
       31,639 Pernod-Ricard SA                                         5,590,526
      339,915 Reckitt Benckiser plc                                   10,365,202
       34,229 Scotts Miracle-Gro Co., Class A                          3,009,756
      820,331 Swedish Match AB                                         9,795,572
      549,811 Unilever plc                                             5,748,922
                                                                    ------------
                                                                     139,034,849
                                                                    ------------
Health Care (15.4%):
      253,703 Bristol-Myers Squibb Co.                                 6,104,094
      368,682 GlaxoSmithKline plc                                      9,389,107
      248,548 Merck & Company, Inc.                                    6,762,991
      156,542 Novartis AG, Registered Shares                           7,945,111
       64,370 Sanofi-Aventis                                           5,324,543
                                                                    ------------
                                                                      35,525,846
                                                                    ------------
Industrials (4.5%):
      137,993 Kone Oyj, B Shares *                                     9,372,780
       33,512 Zardoya Otis SA                                            936,428
                                                                    ------------
                                                                      10,309,208
                                                                    ------------
TOTAL COMMON STOCKS (COST $199,707,568)                              219,528,315
                                                                    ------------
DEPOSIT ACCOUNT (4.8%):
   11,033,518 NTRS London Deposit Account                             11,033,518
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $11,033,518)                              11,033,518
                                                                    ------------

COLLATERAL FOR SECURITIES ON LOAN (4.2%):
    9,763,070 Northern Trust Liquid Institutional
              Asset Portfolio                                          9,763,070
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $9,763,070)              9,763,070
                                                                    ------------
TOTAL INVESTMENTS (COST $220,504,156) (a) - 103.9%                  $240,324,903
                                                                    ============

----------
Percentages noted above are based on net assets as of September 30, 2005.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2005.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation                                             $24,571,985
Unrealized depreciation                                              (4,753,484)
                                                                    -----------
Net unrealized appreciation                                         $19,818,501
                                                                    ===========

FORWARD CROSS-CURRENCY EXCHANGE CONTRACT

                                                                            UNREALIZED
                                   DELIVERY     CONTRACT       FAIR       APPRECIATION/
              SHORT                  DATE        AMOUNT        VALUE      DEPRECIATION
              -----                --------   -----------   -----------   ------------
Receive US Dollars in exchange
   for 21,250,000 British Pounds   10/21/05   $36,914,331   $36,367,289     $(547,042)
Receive US Dollars in exchange
   for 105,552 Euro                10/03/05   $   127,608   $   127,257     $    (351)
Receive US Dollars in exchange
   for 113,544 Euro                10/04/05   $   136,855   $   136,474     $    (381)

     The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investments.

COUNTRY                                                               PERCENTAGE
-------                                                               ----------
United Kingdom                                                           34.3%
United States                                                            27.2%
Netherlands                                                               8.5%
France                                                                    8.1%
Switzerland                                                               8.0%
Sweden                                                                    4.3%
Finland                                                                   4.1%
Spain                                                                     3.6%
Canada                                                                    2.0%
                                                                        -----
                                                                        100.0%
                                                                        =====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

          SHARES                                                     FAIR VALUE
          ------                                                    ------------
COMMON STOCKS (94.4%):
Auto & Transportation (1.2%):
      104,850 Honda Motor Company, Ltd. @                           $  2,977,740
        9,730 Norfolk Southern Corp.                                     394,649
                                                                    ------------
                                                                       3,372,389
                                                                    ------------
Consumer Discretionary (10.4%):
      178,260 Clear Channel Communications, Inc. @                     5,862,971
       51,040 Kohl's Corp. *                                           2,561,187
       52,100 McDonald's Corp.                                         1,744,829
       19,700 Office Depot, Inc. * @                                     585,090
       23,270 Target Corp.                                             1,208,411
      386,190 Time Warner, Inc.                                        6,993,902
       98,640 Viacom, Inc., Class B                                    3,256,106
       93,480 Wal-Mart Stores, Inc.                                    4,096,294
      171,510 Walt Disney Co.                                          4,138,536
                                                                    ------------
                                                                      30,447,326
                                                                    ------------
Consumer Staples (7.8%):
       56,390 Altria Group, Inc.                                       4,156,507
       72,260 Cadbury Schweppes plc, ADR @                             2,943,150
      106,700 Coca-Cola Co.                                            4,608,373
       37,240 Diageo plc, ADR @                                        2,160,292
       11,430 Kraft Foods, Inc., Class A                                 349,644
       26,230 Procter & Gamble Co.                                     1,559,636
       98,970 Unilever NV, NY Shares @                                 7,071,406
                                                                    ------------
                                                                      22,849,008
                                                                    ------------
Energy (11.9%):
       71,190 BP plc, ADR                                              5,043,812
       80,028 ConocoPhillips                                           5,594,757
       52,102 Exxon Mobil Corp.                                        3,310,561
      190,910 General Electric Co.                                     6,427,940
       73,730 Royal Dutch Shell plc, ADR @                             4,839,637
       65,640 Schlumberger, Ltd.                                       5,538,703
       36,700 Valero Energy Corp.                                      4,149,302
                                                                    ------------
                                                                      34,904,712
                                                                    ------------
Financials (23.2%):
       74,930 Aegon N.V. @                                             1,116,457
       92,250 Bank of America Corp.                                    3,883,725
      282,260 Charles Schwab Corp.                                     4,073,012
       52,580 Chubb Corp.                                              4,708,539
       42,220 CIGNA Corp.                                              4,976,049
      149,030 Citigroup, Inc.                                          6,783,846
       79,890 Freddie Mac                                              4,510,589
       14,920 Goldman Sachs Group, Inc.                                1,813,974
       31,260 Hartford Financial Services Group,                       2,412,334
              Inc.
      214,346 J.P. Morgan Chase & Co.                                  7,272,759

       41,330 Lehman Brothers Holdings, Inc.                           4,814,118
       30,290 Marsh & McLennan Companies, Inc.                           920,513
       35,120 MBNA Corp.                                                 865,357
      111,000 Merrill Lynch & Company, Inc.                            6,809,850
       48,320 PNC Financial Services Group                             2,803,526
       40,780 Prudential Financial, Inc.                               2,755,097
      113,648 St. Paul Travelers Companies, Inc.                       5,099,386
       54,960 State Street Corp.                                       2,688,643
                                                                    ------------
                                                                      68,307,774
                                                                    ------------
Health Care (14.9%):
       41,420 Bausch & Lomb, Inc. @                                    3,341,766
       23,690 Boston Scientific Corp. *                                  553,635
      313,210 Bristol-Myers Squibb Co.                                 7,535,832
       75,940 Chiron Corp. * @                                         3,312,503
       83,570 Eli Lilly & Co.                                          4,472,666
       52,420 GlaxoSmithKline plc, ADR @                               2,688,098
       98,750 Roche Holding AG, ADR @                                  6,885,887
       88,920 Sanofi-Aventis, ADR @                                    3,694,626
      317,430 Schering-Plough Corp.                                    6,681,902
       98,830 Wyeth                                                    4,572,864
                                                                    ------------
                                                                      43,739,779
                                                                    ------------
Industrials (4.8%):
       45,400 Applera Corp.                                            1,055,096
       60,320 Ingersoll Rand Co.                                       2,306,034
       57,610 Northrop Grumman Corp.                                   3,131,104
        5,250 Parker Hannifin Corp.                                      337,628
       75,360 Raytheon Co. @                                           2,865,187
       55,200 Siemens AG, ADR @                                        4,268,615
                                                                    ------------
                                                                      13,963,664
                                                                    ------------
Information Technology (7.1%):
      157,130 Hewlett-Packard Co.                                      4,588,196
      155,250 Intel Corp.                                              3,826,913
      243,210 Micron Technology, Inc. * @                              3,234,693
      197,990 Motorola, Inc.                                           4,373,599
      208,560 Symantec Corp. *                                         4,725,969
                                                                    ------------
                                                                      20,749,370
                                                                    ------------
Materials (4.9%):
      191,070 Bayer AG, ADR @                                          7,031,376
       62,960 Dow Chemical Co.                                         2,623,543
       19,107 Lanxess *                                                  572,053
       90,680 Newmont Mining Corp.                                     4,277,376
                                                                    ------------
                                                                      14,504,348
                                                                    ------------
Telecommunication Services (3.3%):
      219,455 Sprint Nextel Corp.                                      5,218,640
      139,560 Verizon Communications, Inc.                             4,562,216
                                                                    ------------
                                                                       9,780,856
                                                                    ------------
Utilities (4.9%):
       80,630 American Electric Power Company, Inc.                    3,201,011
       43,650 Entergy Corp.                                            3,244,068
       30,094 Exelon Corp.                                             1,608,223
       67,490 FirstEnergy Corp.                                        3,517,579
       93,310 France Telecom SA, ADR                                   2,682,663
                                                                    ------------
                                                                      14,253,544
                                                                    ------------
TOTAL COMMON STOCKS (COST $237,281,600)                              276,872,770
                                                                    ------------

U.S. GOVERNMENT SPONSORED ENTERPRISES (5.2%):
Federal National Mortgage Association (5.2%):
   15,100,000 3.55%, 10/3/05, (b)                                     15,100,000
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES (COST $15,097,064)        15,100,000
                                                                    ------------
DEPOSIT ACCOUNT (0.1%):
      174,463 TNT Offshore Deposit Account                               174,463
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $174,463)                                    174,463
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (4.8%):
   14,173,601 Northern Trust Liquid Institutional
              Asset Portfolio                                         14,173,601
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $14,173,601)            14,173,601
                                                                    ------------
TOTAL INVESTMENTS (COST $266,726,728) (a) - 104.5%                  $306,320,834
                                                                    ============

----------
Percentages noted above are based on net assets as of September 30, 2005.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2005.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $41,367,006
Unrealized depreciation        (3,037,218)
                              -----------
Net unrealized appreciation   $38,329,788
                              ===========

(b)  The rate presented represents the effective yield at September 30, 2005.

     The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       80.6%
Netherlands          4.5%
United Kingdom       4.4%
Germany              4.1%
Switzerland          2.4%
France               2.2%
Japan                1.0%
Bermuda              0.8%
                   -----
                   100.0%
                   =====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN MID CAP GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

                                                            FAIR
    SHARES                                                  VALUE
    ------                                              ------------
COMMON STOCKS (96.9%):

Auto & Transportation (2.5%):
       70,925 C.H. Robinson Worldwide, Inc. @             $4,547,711
                                                        ------------
Consumer Discretionary (35.2%):
      134,533 Activision, Inc. * @                         2,751,200
       62,100 Career Education Corp. *                     2,208,276
       52,900 Cheesecake Factory, Inc. *                   1,652,596
       50,100 Chico's FAS, Inc. *                          1,843,680
       82,475 Corporate Executive Board Co. @              6,431,400
       80,900 Desarrolladora Homex S.A. de C.V.,
              ADR * @                                      2,484,439
       48,350 Expedia, Inc *                                 957,814
       34,000 Gaylord Entertainment Co. * @                1,620,100
       71,845 Getty Images, Inc. * @                       6,181,544
       50,600 Harley-Davidson, Inc. @                      2,451,064
      186,125 International Game Technology                5,025,375
       41,300 International Speedway Corp. @               2,167,011
       45,775 ITT Educational Services, Inc. *             2,258,996
       57,960 Lamar Advertising Co. * @                    2,629,066
        3,879 NVR, Inc. * @                                3,432,721
       52,790 P.F. Chang's China Bistro, Inc. * @          2,366,576
       62,300 Penn National Gaming, Inc. * @               1,938,153
       43,100 SCP Pool Corp. @                             1,505,483
       57,025 Station Casinos, Inc.                        3,784,179
       33,225 Strayer Education, Inc. @                    3,140,427
       47,176 Tractor Supply Co. * @                       2,153,584
       30,000 Weight Watchers International, Inc. * @      1,547,400
       61,515 Wynn Resorts, Ltd. * @                       2,777,402
                                                        ------------
                                                          63,308,486
                                                        ------------
Consumer Staples (2.4%):
       60,500 BJ's Wholesale Club, Inc. * @                1,681,900
       66,700 Loews Corp.- Carolina Group @                2,643,321
                                                        ------------
                                                           4,325,221
                                                        ------------
Energy (8.2%):
       55,902 Southwestern Energy Co. *                    4,103,207
      187,150 Ultra Petroleum Corp. * @                   10,645,092
                                                        ------------
                                                          14,748,299
                                                        ------------
Financials (9.9%):
       89,425 Ameritrade Holding Corp. *                   1,920,849
       44,000 Brascan Corp., Class A @                     2,050,400
       35,900 Brown & Brown, Inc. @                        1,783,871
       95,120 Calamos Asset Management, Inc.,
              Class A @                                    2,347,562
       38,200 CB Richard Ellis Group, Inc., Class
              A * @                                        1,879,440
       14,330 Chicago Mercantile Exchange

              Holdings, Inc. @                             4,833,509
       21,676 St. Joe Co. @                                1,353,666
        2,575 White Mountains Insurance Group, Ltd. @      1,555,300
                                                        ------------
                                                          17,724,597
                                                        ------------
Health Care (8.5%):
      110,600 Dade Behring Holdings, Inc.                  4,054,596
       35,800 DaVita, Inc. * @                             1,649,306
       38,400 Gen-Probe, Inc. * @                          1,898,880
       36,400 INAMED Corp. *                               2,754,752
       26,694 Kinetic Concepts, Inc. *                     1,516,219
       38,331 Patterson Companies, Inc. * @                1,534,390
       31,600 Techne Corp. * @                             1,800,568
                                                        ------------
                                                          15,208,711
                                                        ------------
Ind ustrials (8.3%):
       38,825 ChoicePoint, Inc. * @                        1,676,075
       76,800 Expeditors International of
              Washington, Inc. @                           4,360,704
   155,900 Monster Worldwide, Inc. *                       4,787,689
       71,953 Stericycle, Inc. * @                         4,112,114
                                                        ------------
                                                          14,936,582
                                                        ------------
Information Technology (12.5%):
       65,800 Freescale Semiconductor, Inc.,
              Class A * @                                  1,540,378
      116,462 Iron Mountain, Inc. * @                      4,274,156
       40,700 Lexmark International, Inc. *                2,484,735
       59,875 Marvell Technology Group, Ltd. *             2,760,836
       19,300 Netease.com, Inc. * @                        1,737,193
      120,600 Red Hat, Inc. * @                            2,555,514
      122,500 Salesforce.com, Inc. * @                     2,832,200
       41,300 Shanda Interactive Entertainment,
              Ltd. * @                                     1,117,165
       38,500 Sina Corp. * @                               1,058,750
       71,400 Tessera Technologies, Inc. * @               2,135,574
                                                        ------------
                                                          22,496,501
                                                        ------------
Materials (2.1%):
       33,250 Cameco Corp. @                               1,778,875
       30,200 Rinker Group, Ltd., ADR @                    1,921,022
                                                        ------------
                                                           3,699,897
                                                        ------------
Telecommunication Services (2.4%):
      173,479 Crown Castle International Corp. * @         4,272,788
                                                        ------------
Utilities (4.9%):
       77,500 NII Holdings, Inc. * @                       6,544,875
       26,125 Questar Corp. @                              2,302,135
                                                        ------------
                                                           8,847,010
                                                        ------------
TOTAL COMMON STOCKS (COST $149,008,886)                  174,115,803
                                                        ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (3.2%):
Federal National Mortgage Association (3.2%):
   5,800,000 3.55%, 10/3/05, (b)                           5,800,000
                                                        ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES
   (COST $5,798,872)                                       5,800,000
                                                        ------------
DEPOSIT ACCOUNT (0.0%):
       79,430 TNT Offshore Deposit Account                    79,430
                                                        ------------

TOTAL DEPOSIT ACCOUNT (COST $79,430)                          79,430
                                                        ------------
COLLATERAL FOR SECURITIES ON LOAN  (32.0%):
   57,537,136 Northern Trust Liquid Institutional
              Asset Portfolio                             57,537,136
                                                        ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN
   (COST $57,537,136)                                     57,537,136
                                                        ------------
TOTAL INVESTMENTS (COST $212,424,324)
   (a) - 132.1%                                         $237,532,369
                                                        ============

----------
Percentages noted above are based on net assets as of September 30, 2005.

*    Non-income producing security.

@    All or a portion of security is loaned as of September 30, 2005.

ADR  - American Depository Receipt

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $28,372,537
Unrealized depreciation        (4,018,373)
                              -----------
Net unrealized appreciation   $24,354,164
                              ===========

(b)  The rate presented represents the effective yield at September 30, 2005.

The following represents the concentrations by country as of September 30, 2005 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       92.7%
Cayman Islands       2.2%
Bermuda              1.5%
Mexico               1.4%
Australia            1.1%
Canada               1.1%
                   -----
                   100.0%
                   =====

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their Schedules of Portfolio Investments ("the schedules"). The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of the schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the schedules. Actual results could differ from those estimates.

     SECURITY VALUATION

     Investments of the USAZ Money Market Fund are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

     Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

     Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at close of the NY Stock Exchange (generally 4 PM Eastern Time). The Funds utilize a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur for foreign securities.

     SECURITY TRANSACTIONS

     Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date.

     FOREIGN CURRENCY TRANSLATION

     The accounting records of the following funds in the Trust are able to hold foreign securities and are maintained in U.S. dollars: USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Growth Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Legg Mason Value Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Main Street Fund, the USAZ OCC Renaissance Fund, the USAZ OCC Value Fund, the USAZ Van Kampen Equity and Income Fund, the USAZ Van Kampen Global Franchise Fund, and the USAZ Van Kampen Growth and Income Fund. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

     RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

     Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
SEPTEMBER 30, 2005 (Unaudited)

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     Each Fund (except for the USAZ Money Market Fund and the USAZ Dreyfus Premier Small Cap Value Fund) may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Funds could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date, at which time realized gains and losses are recorded.

     SECURITY LOANS

     To generate additional income, each Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. At September 30, 2005, the Funds had collateral and loaned securities outstanding of:

                                         VALUE OF    VALUE OF LOANED
                                        COLLATERAL      SECURITIES
                                       -----------   ---------------
USAZ AIM Basic Value Fund ..........   $16,341,968     $16,045,328
USAZ Salomon Brothers Large Cap         47,455,545      45,921,838
   Growth Fund .....................
USAZ Legg Mason Growth Fund ........     8,852,052       9,133,270
USAZ AIM International Equity
   Fund ............................    13,247,376      12,699,115
USAZ Davis NY Venture Fund .........    32,058,506      31,236,452
USAZ Dreyfus Founders Equity
   Growth Fund .....................     7,256,896       7,216,098
USAZ Dreyfus Premier Small Cap          19,949,675      19,599,381
   Value Fund ......................
USAZ Legg Mason Value Fund .........    27,470,128      26,976,678
USAZ Oppenheimer Emerging Growth
   Fund ............................    32,972,433      31,680,302
USAZ Oppenheimer Emerging
   Technologies Fund ...............    10,693,438      10,521,606
USAZ Oppenheimer Global Fund .......    15,075,501      14,671,828
USAZ Oppenheimer International
   Growth Fund .....................     9,291,141       8,882,192
USAZ Oppenheimer Main Street Fund ..     3,370,400       3,314,926
USAZ Franklin Small Cap Value
   Fund ............................    70,484,622      69,338,029
USAZ OCC Renaissance Fund ..........    54,513,185      52,795,679

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
SEPTEMBER 30, 2005 (UNAUDITED)

USAZ OCC Value Fund ................    20,741,448      20,626,179
USAZ Salomon Brothers Small Cap
   Growth Fund .....................     7,957,827       7,750,841
USAZ Van Kampen Comstock Fund ......    70,907,409      68,959,788
USAZ Van Kampen Emerging Growth
   Fund ............................    20,005,043      19,675,935
USAZ Van Kampen Equity and Income ..    28,921,433      28,324,117
   Fund
USAZ Van Kampen Global Franchise
   Fund ............................     9,763,070       9,672,104
USAZ Van Kampen Growth and Income
   Fund ............................    14,173,601      13,928,532
USAZ Van Kampen Mid Cap Growth
   Fund ............................    57,537,136      56,759,980
USAZ Jennison 20/20 Focus
   Fund ............................     5,765,159       5,622,336
USAZ Jennsion Growth Fund ..........       194,585         190,652

     Northern Trust Company is the Securities Lending Agent for all Funds (except for the USAZ Salomon Brothers Large Cap Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ OCC Renaissance Fund and the USAZ Van Kampen Comstock Fund). These Funds received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York as well as U.S. Treasury Bonds and U.S. Treasury Notes at September 30, 2005. Information on the investment of cash collateral is shown in the Schedules of Portfolio Investments.

     Dresdner Kleinwort Wasserstein, an affiliate of USAllianz, is the Securities Lending Agent for the USAZ Salomon Brothers Large Cap Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ OCC Renaissance Fund and the USAZ Van Kampen Comstock Fund. These Funds received cash collateral for securities loaned. The cash was invested in an Allianz Dresdner Daily Asset Fund at September 30, 2005. Information on the investment of cash collateral is shown in the Schedules of Portfolio Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) USAllianz Variable Insurance Products Trust


By (Signature and Title)*   /s/ Troy A. Sheets, Treasurer
                            ------------------------------------

Date November 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Troy A. Sheets, Treasurer
                            ------------------------------------

Date November 28, 2005


By (Signature and Title)*   /s/ Jeffrey Kletti, President
                            ------------------------------------

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.